As filed with the Securities and Exchange Commission on November 28, 2023
File Nos. 333-215165/811-23222

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
☒
Pre-Effective Amendment No.
☐
Post-Effective Amendment No. 46
☒
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
☒
Amendment No. 48
☒

HARTFORD FUNDS EXCHANGE-TRADED TRUST
(Exact Name of Registrant as Specified in Charter)

690 Lee Road
Wayne, Pennsylvania 19087
(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (610) 386-4068

Thomas R. Phillips, Esquire
Hartford Funds Management Company, LLC
690 Lee Road
Wayne, Pennsylvania 19087
(Name and Address of Agent for Service)

Copy to:
John V. O’Hanlon, Esquire
Dechert LLP
One International Place, 40th Floor
100 Oliver Street
Boston, Massachusetts 02110-2605

It is proposed that this filing will become effective (check appropriate box):
  ☒ immediately upon filing pursuant to paragraph (b) of Rule 485
  ☐ on (Date) pursuant to paragraph (b) of Rule 485
  ☐ 60 days after filing pursuant to paragraph (a)(1) of Rule 485
  ☐ on (Date) pursuant to paragraph (a)(1) of Rule 485
  ☐ 75 days after filing pursuant to paragraph (a)(2) of Rule 485
  ☐ on (Date) pursuant to paragraph (a)(2) of Rule 485
If appropriate, check the following box:
  ☐ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Hartford Exchange-Traded Funds
Prospectus
November 28, 2023

	Ticker	Exchange
Hartford Large Cap Growth ETF	HFGO	Cboe BZX
This ETF is different from traditional ETFs.
Traditional ETFs tell the public what assets they hold each day. This ETF will not. This may create additional risks for your investment. For example:
•
You may have to pay more money to trade an ETF’s shares. This ETF will provide less information to traders, who tend to charge more for trades when they have less information.
•
The price you pay to buy ETF shares on an exchange may not match the value of an ETF’s portfolio. The same is true when you sell shares. These price differences may be greater for this ETF compared to other ETFs because it provides less information to traders.
•
These additional risks may be even greater in bad or uncertain market conditions.
•
The ETF will publish on its website each day a “Tracking Basket” designed to help trading in shares of the ETF. While the Tracking Basket includes some of an ETF’s holdings, it is not the ETF’s actual portfolio.
The differences between this ETF and other ETFs may also have advantages. By keeping certain information about an ETF secret, this ETF may face less risk that other traders can predict or copy its investment strategy. This may improve an ETF’s performance. If other traders are able to copy or predict an ETF’s investment strategy, however, this may hurt the ETF’s performance.
For additional information regarding the unique attributes and risks of this ETF, see the sections entitled “Principal Risks” (in the Fund Summary), “Summary Information About the Exchange-Traded Fund” and “Additional Information Regarding Investment Strategies and Risks” sections below.
Neither the U.S. Securities and Exchange Commission nor the U.S. Commodity Futures Trading Commission has approved or disapproved these securities, or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense. Because you could lose money by investing in the Fund, be sure to read all risk disclosures carefully before investing.

Hartford Large Cap Growth ETF Summary Section
INVESTMENT OBJECTIVE. The Fund seeks capital appreciation.
YOUR EXPENSES. The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table or the example below.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Management fees	0.59%
Distribution and service (12b-1) fees	None
Other expenses	0.00%
Acquired fund fees and expenses	0.01%
Total annual fund operating expenses(1)	0.60%
(1)
“Total annual fund operating expenses” do not correlate to the ratio of expenses to average net assets that is disclosed in the Fund’s annual report in the financial highlights table, which reflects the operating expenses of the Fund and does not include acquired fund fees and expenses.
Example. The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other exchange-traded funds. The example assumes that:
•
Your investment has a 5% return each year
•
The Fund’s operating expenses remain the same
Your actual costs may be higher or lower. Based on these assumptions, for every $10,000 invested, you would pay the following expenses if you sell all of your shares at the end of each time period indicated:
Year 1	Year 3	Year 5	Year 10
$61	$192	$335	$750
Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the fiscal year ended July 31, 2023, the Fund’s portfolio turnover rate was 103% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGY. The Fund seeks to achieve its investment objective by investing in a portfolio of common stocks covering industries, companies and market capitalizations that the sub-adviser, Wellington Management Company LLP (the “Sub-Adviser” or “Wellington Management”), believes exhibit long-term growth potential. Under normal circumstances, the Fund will invest at least 80% of its assets in equity securities of large capitalization companies. The Fund may invest up to 25% of its net assets in American Depositary Receipts representing securities of foreign issuers. The Fund may trade securities actively. The Fund is a non-diversified fund, which means that it may invest its assets in a smaller number of issuers than a diversified fund.
Wellington Management uses fundamental analysis to identify companies with improving operating characteristics for purchase. Based on market or economic conditions, the Fund may, through its normal bottom-up stock selection process, focus in one or more sectors of the market, including, but not limited to, the information technology and consumer discretionary sectors.
The Fund defines large-cap securities as companies with market caps within the collective range of the Russell 1000 Index and S&P 500 Index. As of September 30, 2023, this range was approximately $451.61 million to $2.71 trillion. The market capitalization range of these indices changes over time.
PRINCIPAL RISKS. The principal risks of investing in the Fund are described below. When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money as a result of your investment. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. As with any fund, there is no guarantee that the Fund will achieve its investment objective. For more information regarding risks and investment matters, please see “Additional Information Regarding Investment Strategies and Risks” in the Fund’s statutory prospectus.
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Market Risk –  Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Securities of a company may decline in value due to its financial prospects and activities, including certain operational impacts, such as data breaches and cybersecurity attacks. Securities may also decline in value due to general market and economic movements and trends, including adverse changes to credit markets, or as a result of other events such as geopolitical events, natural disasters, or widespread pandemics (such as COVID-19) or other adverse public health developments.
Equity Risk –  The risk that the price of equity or equity related securities may decline due to changes in a company’s financial condition and overall market and economic conditions.
Large Cap Securities Risk –  The securities of large market capitalization companies may underperform other segments of the market because such companies may be less responsive to competitive challenges and opportunities and may be unable to attain high growth rates during periods of economic expansion.
Growth Investing Style Risk –  If the Sub-Adviser incorrectly assesses a company’s prospects for growth or how other investors will value the company’s growth, then the price of the company’s stock may decrease, or may not increase to the level anticipated by the Sub-Adviser. In addition, growth stocks may be more volatile than other stocks because they are more sensitive to investors’ perceptions of the issuing company’s growth potential. Also, the growth investing style may over time go in and out of favor. At times when the investing style used by the Fund is out of favor, the Fund may underperform other equity funds that use different investing styles.
Tracking Basket Structure Risk –  The Fund’s Tracking Basket structure may affect the price at which shares of the Fund trade in the secondary market. Although the Tracking Basket is intended to provide investors with enough information to allow for an effective arbitrage mechanism that will keep the market price of the Fund at or close to the Fund’s net asset value (“NAV”) per share, there is a risk that market prices will vary significantly from NAV. ETFs trading on the basis of a published Tracking Basket may trade at a wider bid/ask spread than ETFs that publish their portfolios on a daily basis, and therefore, may cost investors more to trade. These risks may increase during periods of market disruption or volatility. In addition, although the Fund seeks to benefit from keeping its portfolio information secret, market participants may attempt to use the Tracking Basket to identify the Fund’s trading strategy. If successful, this could result in such market participants engaging in certain predatory trading practices that may have the potential to harm the Fund and its shareholders, such as front running the Fund’s trades of portfolio securities.
Arbitrage Risk –  Unlike ETFs that publicly disclose their complete portfolio holdings each business day, the Fund provides certain other information intended to allow market participants to estimate the value of positions in Fund shares. Although this information is designed to facilitate arbitrage opportunities in Fund shares to reduce bid/ask spread and minimize discounts or premiums between the market price and NAV of Fund shares, there is no guarantee the Fund’s arbitrage mechanism will operate as intended or that the Fund will not experience wide bid/ask spreads and/or large discounts or premiums to NAV. In addition, market participants may attempt to use the disclosed information to “reverse engineer” the Fund’s trading strategy, which, if successful, could increase opportunities for predatory trading practices that may have the potential to negatively impact the Fund’s performance.
Fluctuation of Net Asset Value and Market Price Risk –  Shares of the Fund may trade at a larger premium or discount to the NAV than shares of other ETFs, including ETFs that make their daily holdings public. The NAV of the Fund will generally fluctuate with changes in the market value of the Fund’s holdings. The Fund’s shares can be bought and sold in the secondary market at market prices. Disruptions to creations and redemptions, the existence of extreme market volatility or potential lack of an active trading market for the Fund’s shares may result in the Fund’s shares trading significantly above (at a premium) or below (at a discount) to NAV. In addition, in stressed market conditions or periods of market disruption or volatility, the market for shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings.
Trading Issues Risk –  The Fund has limited public trading history and will operate differently from other actively managed ETFs that publish their portfolio holdings on a daily basis. There can be no assurance that an active trading market will develop or be maintained or that the market for fund shares will operate as intended, which could lead to the Fund’s shares trading at wider spreads and larger premiums and discounts to NAV than other actively managed ETFs that publish their portfolio holdings on a daily basis, particularly during periods of market disruption or volatility. As a result, it may cost investors more to trade fund shares than shares of other ETFs. There is no guarantee that the Fund will be able to attract market makers and authorized participants. Market makers and authorized participants are not obligated to make a market in the Fund’s shares or to submit purchase and redemption orders for creation units.
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Trading Halt Risk –  There may be circumstances where a security held in the Fund’s portfolio but not in the Tracking Basket does not have readily available market quotations. If the Fund’s adviser determines that such circumstance may affect the reliability of the Tracking Basket as an arbitrage vehicle, that information, along with the identity and weighting of that security in the Fund’s portfolio, will be publicly disclosed on the Fund’s website and the Fund’s adviser will assess appropriate remedial measures. In these circumstances, market participants may use this information to engage in certain predatory trading practices that may have the potential to harm the Fund and its shareholders. In addition, if securities representing 10% or more of the Fund’s portfolio do not have readily available market quotations, the Fund’s adviser would promptly request the exchange to halt trading on the Fund, meaning that investors would not be able to trade their shares. Trading may also be halted in other circumstances, for example, due to market conditions.
Depositary Receipts Risk –  The Fund may invest in securities of foreign issuers in the form of depositary receipts or other securities that are convertible into securities of foreign issuers. American Depositary Receipts are receipts typically issued by an American bank or trust company that evidence underlying securities issued by a foreign corporation. Depositary Receipts are generally subject to the same risks as the foreign securities that they evidence or into which they may be converted.
Foreign Investments Risk –  Investments in foreign securities may be riskier, more volatile, and less liquid than investments in U.S. securities. Differences between the U.S. and foreign regulatory regimes and securities markets, including the less stringent investor protection, less stringent accounting, corporate governance, financial reporting and disclosure standards of some foreign markets, as well as political and economic developments in foreign countries and regions and the U.S. (including the imposition of sanctions, tariffs, or other governmental restrictions), may affect the value of the Fund’s investments in foreign securities. Changes in currency exchange rates may also adversely affect the Fund’s foreign investments. The impact of the United Kingdom’s departure from the European Union, commonly known as “Brexit,” and the potential departure of one or more other countries from the European Union may have significant political and financial consequences for global markets. This may adversely impact Fund performance.
Active Investment Management Risk –  The risk that, if the Sub-Adviser’s investment strategy does not perform as expected, the Fund could underperform its peers or lose money.
Sector Investment Risk –  The Fund’s performance may be closely tied to the performance of certain sectors including information technology issuers and issuers in the consumer discretionary sector. As a result, the Fund will be sensitive to changes in, and its performance may depend to a greater extent on, factors impacting these sectors. The information technology sector includes companies engaged in internet software and services, technology hardware and storage peripherals, electronic equipment instruments and components, and semiconductors and semiconductor equipment. Information technology companies face intense competition, both domestically and internationally, which may have an adverse effect on their profit margins. Like other technology companies, information technology companies may have limited product lines, markets, financial resources or personnel. The products of information technology companies may face obsolescence due to rapid technological developments, frequent new product introduction, unpredictable changes in growth rates and competition for the services of qualified personnel. Companies in the information technology sector are heavily dependent on patent and intellectual property rights. The loss or impairment of these rights may adversely affect the profitability of these companies. Companies in the consumer discretionary sector are subject to the risks associated with adverse changes in consumer sentiment and buying patterns, the effects of inflation and disruption in the supply chain that negatively impact the availability of products. Companies in this sector may also be adversely affected by supply and demand for certain products and services, price fluctuations, product obsolescence and product liability claims, governmental regulation, exchange rates, world events, general economic conditions and other factors. In addition, certain companies in the consumer discretionary sector may be cyclical and have occasional sharp price movements resulting from changes in the economy, fuel prices, labor agreements and insurance costs.
Non-Diversification Risk –  The Fund is non-diversified, which means it is permitted to invest a greater portion of its assets in a smaller number of issuers than a “diversified” fund. For this reason the Fund may be more exposed to the risks associated with and developments affecting an individual issuer than a fund that invests more widely. The Fund may also be subject to greater market fluctuation and price volatility than a more broadly diversified fund.
Cash Transactions Risk –  The Fund, unlike certain other ETFs, may effect creations and redemptions partly or wholly for cash, rather than through in-kind distributions of securities. Because the Fund may effect redemptions for cash rather than in-kind, the Fund may be required to sell portfolio securities in order to obtain the cash needed to distribute redemption proceeds and it may subsequently recognize gains on such sales that the Fund might not have
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recognized if it were to distribute portfolio securities in-kind. As a result, an investment in the Fund may be less tax-efficient than an investment in an ETF that primarily or wholly effects creations and redemptions in-kind. Moreover, cash transactions may have to be carried out over several days if the securities markets are relatively illiquid at the time the Fund must sell securities and may involve considerable brokerage fees and taxes. These brokerage fees and taxes, which will be higher than if the Fund sold and redeemed its shares principally in-kind, will be passed on to purchasers and redeemers of Creation Units in the form of creation and redemption transaction fees. As a result of these factors, the spreads between the bid and the offered prices of the Fund’s shares may be wider than those of shares of ETFs that primarily or wholly transact in-kind.
Authorized Participant Concentration Risk –  Only an authorized participant may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of intermediaries that act as authorized participants, and none of these authorized participants are or will be obligated to engage in creation or redemption transactions. To the extent that these intermediaries exit the business or are unable to or choose not to proceed with creation and/or redemption orders with respect to the Fund and no other authorized participant is able to step forward to create or redeem, Fund shares may trade at a discount to NAV and possibly face trading halts and/or delisting. The authorized participant concentration risk may be heightened due to the fact that the Fund does not disclose its portfolio holdings daily, unlike certain other actively managed ETFs, and could be elevated during market disruptions or periods of volatility.
Active Trading Risk –  Active trading could increase the Fund’s transaction costs and may increase your tax liability as compared to a fund with less active trading policies. These effects may adversely affect Fund performance.
The Fund is subject to certain other risks, which are discussed in “Additional Information Regarding Investment Strategies and Risks” and “More Information About Risks” in the Fund’s statutory prospectus.
PAST PERFORMANCE. The performance information below provides some indication of the risks of investing in the Fund by comparing the Fund’s performance to a broad measure of market performance. Keep in mind that past performance does not indicate future results. Updated performance information is available at hartfordfunds.com.
The bar chart below shows the Fund’s total return for the first full calendar year of operation.
Total returns by calendar year

During the period shown in the chart above:	Returns	Quarter Ended
Best Quarter Return	3.78%	December 31, 2022
Worst Quarter Return	-29.48%	June 30, 2022

The	year-to-date	return of the Fund as of	September 30, 2023	was	22.80%	.
Average Annual Total Returns. The table below shows returns for the Fund over time compared to those of a broad-based market index. After-tax returns are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes. In some instances, the “Return After Taxes on Distributions and Sale of Fund Shares” may be greater than “Return Before Taxes” because the investor is assumed to be able to use the capital loss from the sale of Fund shares to offset other taxable gains. Actual after-tax returns, which depend on an investor’s particular tax situation, may differ from those shown and are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. Updated performance information is available by visiting our website at hartfordfunds.com.
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Average annual total returns for periods ending December 31, 2022
		Since Inception
Hartford Large Cap Growth ETF	1 Year	(11/9/2021)
Return Before Taxes	-36.59%	-36.99%
Return After Taxes on Distributions	-36.59%	-36.99%
Return After Taxes on Distributions and Sale of Fund Shares	-21.66%	-27.95%
Russell 1000 Growth Index (reflects no deduction for fees, expenses or taxes)	-29.14%	-25.59%
MANAGEMENT. The Fund’s investment manager is Hartford Funds Management Company, LLC. The Fund’s sub-adviser is Wellington Management.
Portfolio Manager	Title	Involved with Fund Since
Stephen Mortimer	Senior Managing Director and Equity Portfolio Manager	2021
Mario E. Abularach, CFA, CMT	Senior Managing Director and Equity Research Analyst	2021
PURCHASE AND SALE OF FUND SHARES. The Fund is an exchange-traded fund (“ETF”). Individual Fund shares may only be purchased and sold on a national securities exchange through a broker-dealer and may not be purchased or redeemed directly with the Fund. The price of Fund shares is based on market price, and because ETF shares trade at market prices rather than at NAV, shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). When buying and selling Fund shares on an exchange, therefore, investors may incur costs related to the difference between the highest price a buyer is willing to pay to purchase Fund shares (bid) and the lowest price a seller is willing to accept for Fund shares (ask) (the “bid-ask spread”). The Fund will only issue or redeem shares at NAV that have been aggregated into blocks of shares (“Creation Units”) to authorized participants (“Authorized Participants”) who have entered into participation agreements with the Fund‘s distributor, ALPS Distributors, Inc. (the “Distributor”). The Fund will issue or redeem Creation Units in return for a basket of securities and/or cash that the Fund specifies each business day. Additional information about the Fund, including the Fund’s net asset value, market price, premiums and discounts and bid-ask spreads can be found at hartfordfunds.com.
TAX INFORMATION. The Fund’s distributions are generally taxable, and may be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.
PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES. If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund’s related companies may pay the intermediary for services and/or data related to the sale of Fund shares. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your financial intermediary to recommend the Fund over another investment. Ask your financial intermediary or visit your financial intermediary’s website for more information.
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Summary Information About the Exchange-Traded Fund
This prospectus describes an ETF: Hartford Large Cap Growth ETF (the “Fund” or the “Large Cap Growth ETF”), a series of Hartford Funds Exchange-Traded Trust (the “Trust”). The Fund provides access to the professional investment advisory services offered by Hartford Funds Management Company, LLC (“HFMC”), and Wellington Management Company LLP (“Wellington Management”). ETFs are funds that trade on an exchange like other publicly-traded securities and may be designed to track an index or to be actively managed. The Fund is actively managed and does not seek to replicate the performance of a specified index. Unlike shares of a mutual fund, which all shareholders can buy or redeem directly from the issuing fund at a price based on Net Asset Value (“NAV”), only Authorized Participants may buy and redeem shares of the Fund directly from the Fund at NAV. Also, unlike shares of a mutual fund, shares of the Fund are listed on a national securities exchange and trade in the secondary market at market prices that change throughout the day.
Shares of the Fund are listed and traded at market prices on the Cboe BZX Exchange, Inc. (“Cboe BZX”). Shares of the Fund may be listed and traded on other secondary markets. The market price for the Fund’s shares may be different from the Fund’s NAV. The Fund issues and redeems shares at NAV only in Creation Units, which only Authorized Participants may purchase or redeem directly with the Fund at NAV. These transactions are in exchange for securities and/or cash. Except when aggregated in Creation Units, shares of the Fund are not redeemable securities. Shareholders who are not Authorized Participants may not purchase or redeem shares directly from the Fund.
An investment in the Fund should not by itself constitute an entire investment program. This prospectus explains what you should know about the Fund before you invest. Please read it carefully. Investors should be aware that the investments made by the Fund and the results achieved by the Fund at any given time are not expected to be the same as those made by other funds for which HFMC acts as investment manager/adviser, or for which Wellington Management acts as sub-adviser, including funds with names, investment objectives and policies similar to the Fund. Certain affiliates of the Fund and HFMC may purchase and resell Fund shares pursuant to this prospectus.
Additional information about the Fund, including Fund fact sheets, and information regarding the Fund’s net asset value, market price, bid-ask spreads and the number of days that the Fund’s shares traded on Cboe BZX at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund during the prior calendar year and subsequent quarters, when available, can be found at hartfordfunds.com.
semi-transparent etf structure
The Fund is an actively managed ETF that operates pursuant to an SEC exemptive order (the “Order”). In many respects the Fund operates similarly to other ETFs. For example, as described in this prospectus, shares of the Fund are generally purchased and redeemed in Creation Unit aggregations through Authorized Participants, shares of the Fund are listed and traded on a stock exchange, and individual investors can purchase or sell shares in less than Creation Unit sizes and for cash in the secondary market through a broker. The Fund’s Creation Units generally can be purchased or redeemed in-kind in exchange for select recently disclosed portfolio holdings and/or select securities from the universe from which the Fund’s investments are selected (“Strategy Components”) included in the Fund’s Tracking Basket, together with an amount of cash corresponding to the value of the Representative ETFs and cash and cash equivalents that form the remainder of the Tracking Basket.
Tracking Basket Structure
However, the Fund has some unique features that differentiate it from other ETFs. As described above, the Fund does not disclose its complete portfolio holdings each business day, and instead, the Fund discloses other information to the market that is designed to facilitate arbitrage opportunities in fund shares to maintain efficient secondary market trading of shares. On each business day before the commencement of trading in shares on the listing exchange, the Fund publishes on its website a Tracking Basket that is designed to closely track the daily performance of the Fund. The Tracking Basket is comprised of Strategy Components, Representative ETFs (liquid ETFs that convey information about the types of instruments (that are not otherwise fully represented by the Strategy Components) in which the Fund invests), and cash and cash equivalents. Representative ETFs are selected for inclusion in the Tracking Basket such that, when aggregated with the other Tracking Basket components, the Tracking Basket corresponds to the Fund’s overall holdings exposure. Representative ETFs may constitute no more than 50% of the Tracking Basket’s assets on each business day at the time that the Tracking Basket is published.
The Tracking Basket is constructed utilizing a proprietary optimization process to minimize daily deviations in return of the Tracking Basket relative to the Fund and is used to facilitate the creation/redemption process and arbitrage. The Tracking Basket is typically expected to be rebalanced on schedule with the public disclosure of the Fund’s holdings;
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however, a new Tracking Basket may be generated as frequently as daily. In determining whether to rebalance the Tracking Basket, the Investment Manager will consider various factors, including liquidity of the securities in the Tracking Basket, tracking error of the Tracking Basket relative to the Fund, and the cost to create and trade the Tracking Basket.
Tracking Basket Weight Overlap
In addition to disclosure of the Tracking Basket, the Fund publishes the Tracking Basket Weight Overlap on its website on each business day before the commencement of trading in shares on the listing exchange. The Tracking Basket Weight Overlap is the percentage weight overlap between the holdings of the prior day’s Tracking Basket compared to the holdings of the Fund that formed the basis for the Fund’s calculation of NAV at the end of the prior business day. It is calculated by taking the lesser weight of each asset held in common between the Fund’s portfolio and the Tracking Basket, and adding the totals. The Tracking Basket Weight Overlap is intended to provide investors with an understanding of the degree to which the Tracking Basket and the Fund’s portfolio overlap and help investors evaluate the risk that the performance of the Tracking Basket may deviate from the performance of the portfolio holdings of the Fund.
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Additional Information Regarding Investment Strategies and Risks
Information about the Fund’s investment objective and principal investment strategy is provided in the summary section of this prospectus. Additional information regarding the investment strategy and other investment policies for the Fund is provided below.
Large Cap Growth ETF
Fundamental analysis of a company involves the qualitative and quantitative assessment of such factors as its business environment, management quality, balance sheet, income statement, anticipated earnings, revenues and dividends, and other related measures or indicators of valuation and growth potential. When evaluating investments for the Fund, Wellington Management has access to, and may consider, proprietary environmental, social and/or governance (“ESG”) research as it believes financially material ESG factors can impact the performance of the companies in which it invests. Wellington Management has discretion to determine the level at which the ESG research is imbedded into its overall fundamental analysis. Wellington Management may also consider the research provided by its Global Industry Analysts (GIAs), who provide in-depth company analysis by sector coverage, in addition to other resources and tools.
In pursuit of its principal investment strategy, the Fund may also use derivatives for hedging purposes, to gain exposure to certain issuers or market sectors, and/or to equitize cash. The only derivative instruments in which the Fund may invest are U.S. listed futures contracts where the future contract’s reference asset is an asset that the Fund could invest in directly, or in the case of an index future, is based on an index of a type of asset that the Fund could invest in directly, such as an S&P 500 index future. The Fund may also invest in other investment companies (including exchange traded funds (ETFs)), exchange traded notes, and real estate investment trusts (REITs).
Permitted Investments
Under the terms of the Order, the Fund’s investments are limited to the following: ETFs, notes, common stocks, preferred stocks, American Depositary Receipts, real estate investment trusts, commodity pools, metals trusts, and currency trusts, in each case that are traded on a U.S. securities exchange; common stocks listed on a foreign exchange that trade on such exchange contemporaneously with the Fund’s shares; exchange traded futures that are traded on a U.S. futures exchange contemporaneously with the Fund’s shares; and cash and cash equivalents (which are short-term U.S. Treasury securities, government money market funds, and repurchase agreements).
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More Information About Risks
The principal and certain additional risks of investing in the Fund are described below. When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money as a result of your investment. Many factors affect the Fund’s performance. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. There is no assurance that the Fund will achieve its investment objective, and you should not consider any one fund alone to be a complete investment program. The different types of securities, investments, and investment techniques used by the Fund have varying degrees of risk. The Fund’s statement of additional information (“SAI”) contains more detailed information about the Fund’s investment policies and risks.
√ Principal Risk X Additional Risk	Large Cap Growth ETF
Active Investment Management Risk	√
Active Trading Risk	√
Arbitrage Risk	√
Authorized Participant Concentration Risk	√
Cash Transactions Risk	√
Counterparty Risk	X
Depositary Receipts Risk	√
Derivatives Risk	X
Futures Risk	X
Hedging Risk	X
Equity Risk	√
ESG Consideration Risk	X
Exchange-Traded Funds Risk	X
Exchange-Traded Notes Risk	X
Fluctuation of Net Asset Value and Market Price Risk	√
Foreign Investments Risk	√
Growth Investing Style Risk	√
Large Cap Securities Risk	√
Large Shareholder Transaction Risk	X
Leverage Risk	X
Liquidity Risk	X
Market Price Risk	X
Market Risk	√
Mid Cap Securities Risk	X
New Fund Risk	X
No Guarantee of Active Trading Market Risk	X
Non-Diversification Risk	√
Other Investment Companies Risk	X
Quantitative Investing Risk	X
Real Estate Related Securities Risk	X
Repurchase Agreements Risk	X
Secondary Trading Market Issues	X
Sector Investment Risk	√
Information Technology Sector Risk	√
Consumer Discretionary Sector Risk	√
Securities Lending Risk	X
Small Cap Securities Risk	X
Tracking Basket Structure Risk	√
Trading Halt Risk	√
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√ Principal Risk X Additional Risk	Large Cap Growth ETF
Trading Issues Risk	√
Use as an Underlying Fund Risk	X
U.S. Government Securities Risk	X
Valuation Risk	X
Volatility Risk	X
ACTIVE INVESTMENT MANAGEMENT RISK –  The risk that, if the investment decisions and strategy of the portfolio manager(s) do not perform as expected, the Fund could underperform its peers or lose money. The Fund’s performance depends on the judgment of the portfolio manager(s) about a variety of factors, such as markets, interest rates and/or the attractiveness, relative value, liquidity, or potential appreciation of particular investments made for the Fund’s portfolio. The portfolio manager(s)’ investment models may not adequately take into account certain factors, may perform differently than anticipated and may result in the Fund having a lower return than if the portfolio managers used another model or investment strategy.
ACTIVE TRADING RISK –  Active trading could increase the Fund’s transaction costs and may increase your tax liability as compared to a fund with less active trading policies. These effects may also adversely affect Fund performance.
ARBITRAGE RISK –  Unlike ETFs that publicly disclose their complete portfolio holdings each business day, the Fund discloses the Tracking Basket and Tracking Basket Weight Overlap, which is intended to allow market participants to estimate the value of positions in Fund shares. Although this information is designed to facilitate arbitrage opportunities in Fund shares to reduce bid/ask spread and minimize discounts or premiums between the market price and NAV of Fund shares, there is no guarantee the Fund’s arbitrage mechanism will operate as intended or that the Fund will not experience wide bid/ask spreads and/or large discounts or premiums to NAV. In addition, market participants may attempt to use the disclosed information to “reverse engineer” the Fund’s trading strategy, which, if successful, could increase opportunities for predatory trading practices that may have the potential to negatively impact the Fund’s performance. These practices may include front running (trading ahead of the Fund) or free riding (mirroring the Fund’s strategies).
AUTHORIZED PARTICIPANT CONCENTRATION RISK –  Only an authorized participant may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of intermediaries that act as authorized participants, and none of these authorized participants are or will be obligated to engage in creation or redemption transactions. To the extent that these intermediaries exit the business or are unable to or choose not to proceed with creation and/or redemption orders with respect to the Fund and no other authorized participant is able to step forward to create or redeem, Fund shares may trade at a discount to NAV and possibly face trading halts and/or delisting. The authorized participant concentration risk may be heightened due to the fact that the Fund does not disclose its portfolio holdings daily, unlike certain other actively managed ETFs, and could be greater during market disruptions or periods of market volatility and in scenarios where authorized participants have limited or diminished access to the capital required to post collateral.
CASH TRANSACTIONS RISK –  The Fund may effect creations and redemptions partly or wholly for cash, rather than through in-kind distributions of securities. As a result, an investment in the Fund may be less tax-efficient than an investment in an ETF that effects creations and redemptions primarily or wholly in-kind. ETFs generally are able to make in-kind redemptions and thereby avoid being taxed on gains on the distributed portfolio securities at the Fund level. When the Fund effects redemptions partly or wholly for cash, rather than in-kind, it may be required to sell portfolio securities in order to obtain the cash needed to distribute redemption proceeds, which involves transaction costs. If the Fund realizes a gain on these sales, the Fund generally will be required to recognize a gain it might not otherwise have recognized, or to recognize such gain sooner than would otherwise be required if it were to distribute portfolio securities in-kind. The Fund generally distributes these gains to shareholders to avoid capital gains taxes at the Fund level and the need to otherwise comply with the special tax rules that apply to such gains. This strategy may cause shareholders to be subject to tax on gains to which they would not otherwise be subject, or at an earlier date than if they had made an investment in a different ETF. Moreover, cash transactions may have to be carried out over several days if the securities markets are relatively illiquid at the time the Fund must sell securities and may involve considerable brokerage fees and taxes. These brokerage fees and taxes, which will be higher than if the Fund sold and redeemed its shares principally in-kind, will be passed on to purchasers and redeemers of Creation Units in the form of creation and redemption transaction fees. As a result of these factors, the spreads between the bid and the offered prices of the Fund’s shares may be wider than those of shares of ETFs that primarily or wholly transact in-kind.
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COUNTERPARTY RISK –  With respect to certain transactions, such as repurchase agreements, the Fund will be exposed to the risk that the counterparty to the transaction may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise to honor its obligations. In the event of a bankruptcy or insolvency of a counterparty, the Fund could experience delays in liquidating its positions and significant losses, including declines in the value of its investment during the period in which the Fund seeks to enforce its rights, the inability to realize any gains on its investment during such period and any fees and expenses incurred in enforcing its rights. The Fund also bears the risk of loss of the amount expected to be received under a derivative transaction in the event of the default or bankruptcy of a counterparty.
DEPOSITARY RECEIPTS RISK –  The Fund may invest in securities of foreign issuers in the form of depositary receipts or other securities that are convertible into securities of foreign issuers. American Depositary Receipts are receipts typically issued by an American bank or trust company that evidence underlying securities issued by a foreign corporation. Depositary Receipts are generally subject to the same risks as the foreign securities that they evidence or into which they may be converted.
DERIVATIVES RISK –  The Fund may use derivatives for investment purposes and/or for hedging purposes, including anticipatory hedges. Derivatives are instruments whose value depends on, or is derived from, the value of an underlying asset, reference rate or index. Successful use of derivative instruments by the Fund depends on the Sub-Adviser’s judgment with respect to a number of factors and the Fund’s performance may be worse and/or more volatile than if it had not used these instruments. Derivatives may involve significant risks, including:
Counterparty/Credit Risk - the risk that the party on the other side of the transaction will be unable to honor its financial obligation to the Fund.
Currency Risk - the risk that changes in the exchange rate between currencies will adversely affect the value (in U.S. dollar terms) of an investment.
Leverage Risk - the risk associated with certain types of investments or trading strategies that relatively small market movements may result in large changes in the value of an investment. Certain investments or trading strategies that involve leverage can result in losses that greatly exceed the amount originally invested.
Market Risk - the risk from potential adverse market movements in relation to the Fund’s derivatives positions, or the risk that markets could experience a change in volatility that adversely impacts Fund returns and the Fund’s obligations and exposures.
Liquidity Risk - the risk that certain investments may be difficult or impossible to sell at the time that the seller would like or at the price that the seller believes the security is currently worth, which could expose the Fund to losses and could make derivatives more difficult for the Fund to value accurately, and the risk that the Fund may not be able to meet margin and payment requirements and maintain a derivatives position.
Index Risk - if the derivative is linked to the performance of an index, it will be subject to the risks associated with changes in that index. If the index changes, the Fund could receive lower interest payments or experience a reduction in the value of the derivative to below what the Fund paid. Certain indexed securities, including inverse securities (which move in an opposite direction to the index), may create leverage, to the extent that they increase or decrease in value at a rate that is a multiple of the changes in the applicable index. For this reason, the Fund’s investment in these instruments may decline significantly in value if index levels move in a way that is not anticipated.
Operational and Legal Risk - the risk that certain investments may involve risk of operational issues such as documentation issues, settlement issues, system failures, inadequate controls and human error, and the risk of insufficient capacity or authority of a derivatives counterparty and risk related to the legality or enforceability of a derivatives trading contract.
Regulatory Risk - Government legislation or regulation may make derivatives more costly, may limit the availability of derivatives, or may otherwise adversely affect the use, value or performance of derivatives.
Short Position Risk - The Fund may also take a short position in a derivative instrument, such as a future. A short position in a derivative instrument involves the risk of a theoretically unlimited increase in the value of the underlying instrument which could cause the Fund to suffer a (potentially unlimited) loss.
Tax Risk - The tax treatment of a derivative may not be as favorable as a direct investment in the underlying asset. The use of derivatives may adversely affect the timing, character and amount of income the Fund realizes from its investments, and could impair the ability of the sub-adviser to use derivatives when it wishes to do so.
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If the Fund’s derivative investments represent a significant portion of its portfolio, the Fund’s exposure could far exceed the value of its portfolio securities and its investment performance could be primarily dependent upon securities it does not own.
FUTURES RISK –  The Fund may invest in certain exchange-traded futures contracts. A future is a contract that obligates the purchaser to take delivery, and the seller to make delivery, of a specific amount of an asset at a specified future date at a specified price, or make a cash settlement payment. Futures are subject to the risk that the sub-adviser may incorrectly predict the direction of securities prices, interest rates, currency exchange rates and other economic factors that may affect the value of the underlying asset. Futures may be more volatile than direct investments in the securities underlying the futures, and may not correlate perfectly to the underlying securities. Futures also involve additional expenses as compared to investing directly in the underlying securities, which could reduce any benefit or increase any loss to the Fund from using the strategy. Futures may also involve the use of leverage as the Fund may make a small initial investment relative to the risk assumed, which could result in losses greater than if futures had not been used. Futures transactions in which the Fund invests will be effected on a U.S. securities exchange. Futures may also be illiquid, and in such cases, the Fund may have difficulty closing out its position or valuing the contract.
HEDGING RISK –  Hedging is a strategy in which the Fund uses a derivative to offset the risks associated with other Fund holdings. While hedging can reduce losses, it can also reduce or eliminate gains or cause losses if the market moves in a manner different from that anticipated by the Fund or if the cost of the derivative outweighs the benefit of the hedge. Hedging also involves the risk that changes in the value of the derivative will not match those of the holdings being hedged as expected by the Fund, in which case any losses on the holdings being hedged may not be reduced and may be increased. There can be no assurance that the Fund’s hedging strategy will reduce risk or that hedging transactions will be either available or cost effective. The Fund is not required to use hedging and may choose not to do so.
EQUITY RISK –  Equity securities represent an ownership interest, or the right to acquire an ownership interest, in a company. Equity securities include but are not limited to common stock and preferred stock. The value of an equity security may be based on the real or perceived success or failure of the particular company’s business, any income paid to stockholders in the form of a dividend, the value of the company’s assets, general market conditions, or investor sentiment generally. Equity securities may have greater price volatility than other types of investments. These risks are generally magnified in the case of equity investments in distressed companies.
ESG CONSIDERATION RISK –  The ESG characteristics that may be evaluated as part of the Fund’s investment process are anticipated to evolve over time and one or more characteristics may not be relevant with respect to all issuers that are eligible for investment. The relevance and weightings of specific ESG characteristics to the investment process varies across asset classes, sectors and strategies. ESG characteristics are not the only factors that may be considered by the portfolio manager(s) and as a result, the companies (or issuers) in which the Fund invests may not be companies (or issuers) with favorable ESG characteristics or high ESG ratings. ESG characteristics may be evaluated differently by different portfolio manager(s) and may not carry the same meaning to all investors and portfolio manager(s). While the portfolio manager(s) believe that the consideration of material ESG characteristics into the Fund’s investment process has the potential to identify financial risks and contribute to the Fund’s long-term performance, there is no guarantee that the consideration of ESG characteristics will result in better performance. The analysis of ESG characteristics is subjective and investors can differ in their views of what constitutes positive or negative ESG characteristics. ESG information and data, including that provided by third parties, may be incomplete, inaccurate, or unavailable, which could adversely affect the analysis relevant to a particular investment. Further, the regulatory landscape with respect to ESG investing in the United States is still developing and future rules and regulations may require the Fund to modify or alter its investment process with respect to ESG consideration.
EXCHANGE-TRADED FUNDS RISK –  An investment in an ETF generally presents the same primary risks as an investment in a fund that is not exchange-traded that has the same investment objectives, strategies and policies as the ETF. ETF investments are also subject to the risk that the ETF may fail to accurately track the market segment or index that underlies its investment objective; the risk that, to the extent the ETF does not fully replicate the underlying index, the ETF’s investment strategy may not produce the intended results; the risk of more frequent price fluctuations due to secondary market trading, which may result in a loss to the Fund; the risk that the ETF may trade at a price that is lower than its NAV; and the risk that an active market for the ETF’s shares may not develop or be maintained. ETFs are also subject to specific risks depending on the nature of the ETF, such as liquidity risk, sector risk, and foreign and emerging markets risk, as well as risks associated with fixed income securities, real estate investments and commodities. An investment in an ETF presents the risk that the ETF may no longer meet the listing requirements of any applicable exchanges on which the ETF is listed. The Fund will indirectly pay a proportional share of the asset-based fees of the ETFs in which the Fund invests. In addition, the Fund pays brokerage commissions in connection with the purchase and sale of shares of ETFs.
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EXCHANGE-TRADED NOTES RISK –  Exchange-traded notes (“ETNs”) are a type of unsecured, unsubordinated debt security that have characteristics and risks, including credit risk, similar to those of fixed-income securities, and trade on a major exchange similar to shares of ETFs. Unlike other types of fixed income securities, however, the performance of ETNs is based upon that of a market index or other reference asset minus fees and expenses, no coupon payments are made and no principal protection exists. The value of an ETN may be affected by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in underlying commodities or securities markets, changes in the applicable interest rates, changes in the issuer’s credit rating and economic, legal, political or geographic events that affect the referenced commodity or security. The Fund’s ability to sell its ETN holdings also may be limited by the availability of a secondary market and the Fund may have to sell such holdings at a discount. ETNs also are subject to counterparty credit risk, fixed-income risk and tracking error risk (where the ETN’s performance may not match or correlate to that of its market index). ETNs also incur certain expenses not incurred by their applicable index.
FLUCTUATION OF NET ASSET VALUE AND MARKET PRICE RISK –  Shares of the Fund may trade at a larger premium or discount to the NAV than shares of other ETFs, including ETFs that make their daily holdings public. The NAV of the Fund will generally fluctuate with changes in the market value of the Fund’s holdings. The Fund’s shares are listed on an exchange and can be bought and sold in the secondary market at market prices. The market prices of shares will fluctuate in accordance with changes in NAV and supply and demand on the listing exchange. Although disclosure of the Tracking Basket and Tracking Basket Weight Overlap is designed to facilitate the arbitrage process to permit the shares of the Fund to trade at market prices that are at or close to NAV, it is possible that the market price and NAV will vary significantly. As a result, you may sustain losses if you pay more than the shares’ NAV when you purchase shares, or receive less than the shares’ NAV when you sell shares, in the secondary market. During periods of disruptions to creations and redemptions, the existence of extreme market volatility, or lack of an active trading market for the Fund’s shares, the market price of fund shares is more likely to differ significantly from the Fund’s NAV. During such periods, you may be unable to sell your shares or may incur significant losses if you sell your shares. There are various methods by which investors can purchase and sell shares and various orders that may be placed. Investors should consult their financial intermediary before purchasing or selling shares of the Fund. Disruptions at market makers, Authorized Participants or market participants may also result in significant differences between the market price of the Fund’s shares and the Fund’s NAV. In addition, in stressed market conditions or periods of market disruption or volatility, the market for shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings.
The market price of shares during the trading day, like the price of any exchange-traded security, includes a bid-ask spread charged by the exchange specialist, market makers, or other participants that trade the particular security. In times of severe market disruption or volatility, the bid-ask spread can increase significantly. At those times, shares are most likely to be traded at a discount to NAV, and the discount is likely to be greatest when the price of shares is falling fastest, which may be the time that you most want to sell your shares.
FOREIGN INVESTMENTS RISK –  Investments in foreign securities may be riskier than investments in U.S. securities and may also be less liquid, more volatile and more difficult to value than securities of U.S. issuers. Foreign investments may be affected by the following:
•
changes in currency exchange rates
•
changes in foreign or U.S. law or restrictions applicable to such investments and in exchange control regulations
•
increased volatility
•
substantially less volume on foreign stock markets and other securities markets
•
higher commissions and dealer mark-ups
•
inefficiencies in certain foreign clearance and settlement procedures that could result in an inability to execute transactions or delays in settlement
•
less uniform accounting, auditing and financial reporting standards
•
less publicly available information about a foreign issuer or borrower
•
less government regulation and oversight
•
unfavorable foreign tax laws
•
political, social, economic or diplomatic developments in a foreign country or region or the U.S. (including the imposition of sanctions, tariffs, or other governmental restrictions)
•
differences in individual foreign economies
•
geopolitical events (including wars, military conflicts, pandemics and epidemics) that may disrupt securities markets and adversely affect global economies and markets
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The type and severity of sanctions and other similar measures, including counter sanctions and other retaliatory actions, that may be imposed on one or more countries in which the Fund may invest could vary broadly in scope, and their impact is impossible to predict. These types of measures may include, but are not limited to, banning a sanctioned country from global payment systems that facilitate cross-border payments, restricting the settlement of securities transactions by certain investors, and freezing the assets of particular countries, entities, or persons. The imposition of sanctions and other similar measures could, among other things, cause a decline in the value and/or liquidity of securities issued by the sanctioned country or companies located in or economically tied to the sanctioned country, downgrades in the credit ratings of the sanctioned country or companies located in or economically tied to the sanctioned country, devaluation of the sanctioned country’s currency, and increased market volatility and disruption in the sanctioned country and throughout the world. Sanctions and other similar measures could limit or prevent the Fund from buying and selling securities (in the sanctioned country and other markets), significantly delay or prevent the settlement of securities transactions, and significantly impact the Fund’s liquidity and performance.
Governments in many emerging market countries participate to a significant degree in their economies and securities markets, which may impair investment and economic growth. In addition, global economies and financial markets are becoming increasingly interconnected, which increases the possibility that conditions in one country or region might adversely impact issuers in a different country or region.
GROWTH INVESTING STYLE RISK –  Growth companies are companies whose earnings and stock prices are expected to grow at a faster rate than the overall market. If the portfolio manager incorrectly assesses a company’s prospects for growth or how other investors will value the company’s growth, then the price of the company’s stock may decrease, or may not increase to the level anticipated by the portfolio manager. Growth companies are often newer or smaller companies, or established companies that may be entering a growth cycle in their business. Growth stocks may be more volatile than other stocks because they are more sensitive to investors’ perceptions of the issuing company’s growth potential. Also, the growth investing style may over time go in and out of favor. At times when the growth investing style is out of favor, the Fund may underperform other equity funds that use different investing styles.
LARGE CAP SECURITIES RISK –  The securities of large market capitalization companies may underperform other segments of the market because such companies may be less responsive to competitive challenges and opportunities and may be unable to attain high growth rates during periods of economic expansion.
LARGE SHAREHOLDER TRANSACTION RISK –  Certain shareholders, including funds advised by Hartford Funds Management Company, LLC (“HFMC” or the “Investment Manager”) or an affiliate, may from time to time own a substantial amount of the Fund’s shares. A third-party investor, HFMC or an affiliate of HFMC, an authorized participant, a lead market maker, or another entity may invest in the Fund and hold its investment for a limited period of time solely to facilitate commencement of the Fund or to facilitate the Fund’s achieving a specified size or scale. There can be no assurance that any large shareholder would not redeem its investment, that the size of the Fund would be maintained at such levels or that the Fund would continue to meet applicable listing requirements. In addition, transactions by large shareholders may account for a large percentage of the trading volume on the Fund’s listing exchange and may, therefore, have a material upward or downward effect on the market price of the Fund’s shares.
LEVERAGE RISK –  Certain transactions, including derivatives, involve a form of leverage. Transactions involving leverage provide investment exposure in an amount exceeding the initial investment. Leverage can increase market exposure, magnify investment risks, and cause losses to be realized more quickly. Certain derivatives have the potential to cause unlimited losses for the Fund, regardless of the size of the initial investment. Leverage may also cause the Fund’s NAV to be more volatile than if the Fund had not been leveraged, as relatively small market movements may result in large changes in the value of a leveraged investment. The use of leverage may cause the Fund to liquidate portfolio positions to satisfy its obligations.
LIQUIDITY RISK –  Liquidity risk exists when the markets for particular investments or types of investments are or become relatively illiquid so that it is difficult or impossible for the Fund to sell the investment at the price at which the Fund has valued it. Illiquidity may result from political, economic or issuer specific events; changes in a specific market’s size or structure, including the number of participants; or overall market disruptions. Securities with reduced liquidity or that become illiquid involve greater risk than securities with more liquid markets. If the Fund and its affiliates hold a significant portion of a single issuer’s outstanding securities, the Fund may be subject to greater liquidity risk than if the issuer’s securities were more widely held.
Market quotations for illiquid or less liquid securities may be volatile and/or subject to large spreads between bid and ask prices. Reduced liquidity may have a negative impact on market price and the Fund’s ability to sell particular securities when necessary to meet the Fund’s liquidity needs or in response to a specific economic event. In addition, during periods of reduced market liquidity or in the absence of readily available market quotations for particular
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investments in the Fund’s portfolio, it may be difficult for the Fund to value these investments and it may be necessary to fair value the investments. There can be no assurance that a security’s fair value accurately reflects the price at which the Fund could sell that security at that time, which could affect the proceeds of any sale or the number of Fund shares you receive upon purchase.
MARKET PRICE RISK –  The NAV of the Fund’s shares and the value of your investment may fluctuate. The market prices of the Fund’s shares will generally fluctuate in accordance with changes in NAV, and changes in the intraday value of the Fund’s holdings, as well as the relative supply of and demand for the shares on the listing exchange. Although it is expected that the Fund’s shares will remain listed on an exchange, disruptions to creations and redemptions, the existence of market volatility or lack of an active trading market for the shares (including through a trading halt), as well as other factors, may result in the shares trading significantly above (at a premium to) or below (at a discount to) the Fund’s NAV or the intraday value of the Fund’s holdings. During such periods, you may be unable to sell your shares or may incur significant losses if you sell your shares. There are various methods by which investors can purchase and sell shares and various types of orders that may be placed. Investors should consult their financial intermediary before purchasing or selling shares of the Fund. Neither the Investment Manager nor the Fund’s sub-adviser can predict whether the Fund’s shares will trade below, at or above their NAV. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for the Fund’s shares will be closely related to, but not identical to, the same forces influencing the prices of the Fund’s portfolio holdings trading individually or in the aggregate at any point in time. Authorized Participants may be less willing to create or redeem Fund shares if there is a lack of an active market for such shares or the Fund’s underlying investments, which may contribute to the Fund’s shares trading at a premium or discount to NAV. There can be no assurance as to whether and/or to what extent the Fund’s shares will trade at premiums or discounts to NAV or to the intraday value of the Fund’s holdings.
MARKET RISK –  Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Securities or other investments may decline in value due to factors affecting securities markets generally or individual issuers. The value of a security or other investment may change in value due to general market conditions that are not related to a particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest, or currency rates or adverse investor sentiment generally as well as global trade policies and political unrest or uncertainties. The value of a security or other investment may also change in value due to factors that affect an individual issuer, including data breaches and cybersecurity attacks, or a particular sector or industry. During a general downturn in the securities or other markets, multiple asset classes may decline in value simultaneously. When markets perform well, there can be no assurance that securities or other investments held by the Fund will participate in or otherwise benefit from the advance. Any market disruptions, including those arising out of geopolitical events (including wars, military conflicts, pandemics and epidemics) or natural/environmental disasters, could also prevent the Fund from executing advantageous investment decisions in a timely manner. The adverse impact of any one or more of these events on the market value of Fund investments could be significant and cause losses. A widespread health crisis, such as a global pandemic, could cause substantial market volatility, exchange trading suspensions or restrictions and closures of securities exchanges and businesses, impact the ability to complete redemptions, and adversely impact Fund performance. The outbreak of COVID-19, a respiratory disease caused by a novel coronavirus, negatively affected the worldwide economy, created supply chain disruptions and labor shortages, and impacted the financial health of individual companies and the market in significant and unforeseen ways. The future impact of COVID-19 is currently unknown. The effects to public health, business and market conditions resulting from COVID-19 pandemic have had, and may continue to have, a significant negative impact on the performance of the Fund’s investments, including exacerbating other pre-existing political, social and economic risks.
MID CAP SECURITIES RISK –  Mid capitalization stocks involve greater risks than stocks of larger, more established companies and may be subject to more abrupt or erratic price movements. Securities of such issuers may lack sufficient market liquidity to enable the Fund to effect sales at an advantageous time or without a substantial drop in price. These companies often have narrower markets, more limited operating or business history, and more limited managerial or financial resources than larger, more established companies. As a result, their performance can be more volatile and they face greater risk of business failure, which could increase the volatility of the Fund’s portfolio. Generally, the smaller the company size, the greater these risks.
NEW FUND RISK –  A Fund with a limited operating history may be subject to additional risks. There can be no assurance that the Fund will grow to an economically viable size, in which case the Fund may cease operations. In such an event, investors may be required to liquidate or transfer their investments at an inopportune time.
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NO GUARANTEE OF ACTIVE TRADING MARKET RISK –  While Fund shares are listed on an exchange, there can be no assurance that active trading markets for shares will be maintained by market makers or authorized participants. Decisions by market makers or authorized participants to reduce their role or “step away” from these activities in times of market stress may inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying value of the Fund’s holdings and the Fund’s NAV. Such reduced effectiveness could result in the Fund’s shares trading at a discount to its NAV and also in greater than normal intraday bid/ask spreads for the Fund’s shares.
NON-DIVERSIFICATION RISK –  A Fund that is non-diversified is permitted to invest a greater portion of its assets in a smaller number of issuers than a “diversified” fund. For this reason, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer than a fund that invests more widely, which may result in a greater risk of loss. The Fund may also be subject to greater market fluctuation and price volatility than a more broadly diversified fund.
OTHER INVESTMENT COMPANIES RISK –  Investments in securities of other investment companies, including ETFs, are generally subject to limitations prescribed by the 1940 Act and its rules, and applicable SEC staff interpretations or applicable exemptive relief granted by the SEC. Such investments subject the Fund to the risks that apply to the other investment company, including market and selection risk, and may increase the Fund’s expenses to the extent the Fund pays fees, including investment advisory and administrative fees, charged by the other investment company. The success of the Fund’s investment in these securities is directly related, in part, to the ability of the other investment companies, including ETFs, to meet their investment objective.
QUANTITATIVE INVESTING RISK –  The value of securities or other investments selected using quantitative analysis may perform differently from the market as a whole or from their expected performance for many reasons, including, but not limited to, factors used in building the quantitative analytical framework, the weights placed on each factor, the accuracy of historical data supplied by third parties, and changing sources of market returns. The models used may be predictive in nature and such models may result in an incorrect assessment of future events. There may also be technical issues with the construction and implementation of quantitative models (for example, software or other technology malfunctions, or programming inaccuracies). The use of quantitative analysis to support investment decisions may cause the Fund to underperform other funds that have similar investment strategies or that select securities or other investments using other types of analysis. In addition, considerations that affect a security’s or other investment’s value can change over time and these changes may not be reflected in the quantitative model. There can be no assurance that quantitative investing will help the Fund to achieve its investment objective.
REAL ESTATE RELATED SECURITIES RISK –  The main risk of real estate related securities, including real estate investment trusts (“REITs”), is that the value of the underlying real estate may go down. Many factors may affect real estate values. These factors include both the general and local economies, vacancy rates, tenant bankruptcies, the ability to re-lease space under expiring leases on attractive terms, the amount of new construction in a particular area, the laws and regulations (including zoning and tax laws) affecting real estate and the costs of owning, maintaining and improving real estate. The availability of mortgages and changes in interest rates, a decline in rents resulting from unanticipated economic, legal or technological developments or a decline in the price of securities of real estate companies due to a failure of borrowers to pay their loans or poor management may also affect real estate values. The real estate sector is particularly sensitive to economic downturns. When economic growth is slow, demand for property decreases and prices may decline. If the Fund’s real estate related investments are concentrated in one geographic area or in one property type, the Fund will be particularly subject to the risks associated with that area or property type.
Investments in REITs, which pool investor money to invest in real estate and real estate related holdings, involve unique risks. REITs may have limited financial resources, may trade less frequently and in limited volume and may be more volatile than other securities. REITs depend generally on their ability to generate cash flow to make distributions to shareholders or unitholders, and may be subject to defaults by borrowers and to self-liquidations. Many issuers of real estate related securities are highly leveraged, which increases the risk to holders of such securities. REITs are also subject to additional risks, such as poor performance by the manager of the REIT, adverse changes to the tax laws, failure by the REIT to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986, as amended, or failure to maintain exemption from registration under the 1940 Act. In addition, some REITs have limited diversification because they invest in a limited number of properties, a narrow geographic area, or a single type of property, which may make REITs more susceptible to adverse developments affecting a single project or market segment than more broadly diversified investments. Also, the organizational documents of a REIT may contain provisions that make changes in control of the REIT difficult and time-consuming. Because REITs are pooled investment vehicles that have expenses of their own, the Fund will indirectly bear its proportionate share of those expenses. REITs and other real estate related securities tend to be small- to mid-cap stocks that are subject to risks of investing in small- to mid-cap stocks.
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REPURCHASE AGREEMENTS RISK –  The Fund may enter into certain types of repurchase agreements or purchase and sale contracts. Under a repurchase agreement, the seller agrees to repurchase a security (typically a security issued or guaranteed by the U.S. Government) at a mutually agreed upon time and price. This insulates the Fund from changes in the market value of the security during the period. A purchase and sale contract is similar to a repurchase agreement, but purchase and sale contracts provide that the purchaser receives any interest on the security paid during the period. If the seller fails to repurchase the security in either situation and the market value declines, the Fund may lose money.
SECONDARY TRADING MARKET ISSUES –  Trading in shares on a listing exchange may be halted due to market conditions or for reasons that, in the view of the exchange, make trading in shares inadvisable. In addition, trading in shares on an exchange is subject to the risk of trading halts caused by extraordinary market volatility pursuant to the specific exchange’s “circuit breaker” rules. If a trading halt or unanticipated early closing of the listing exchange occurs, a shareholder may be unable to purchase or sell shares of the Fund. There also can be no assurance that the requirements of the exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged.
While the creation/redemption feature is designed to make it likely that shares normally will trade close to the Fund’s NAV, market prices are not expected to correlate exactly to the Fund’s NAV due to timing reasons, supply and demand imbalances and other factors. In addition, disruptions to creations and redemptions, adverse developments impacting market makers, authorized participants or other market participants, high market volatility or lack of an active trading market for the shares (including through a trading halt) may result in market prices for shares of the Fund that differ significantly from its NAV or to the intra-day value of the Fund’s holdings. If an investor purchases shares at a time when the market price is at a premium to the NAV of the shares or sells at a time when the market price is at a discount to the NAV of the shares, then the investor may sustain losses.
Given the nature of the relevant markets for certain of the securities held by the Fund, shares may trade at a larger premium or discount to NAV than shares of other kinds of ETFs. In addition, the securities held by the Fund may be traded in markets that close at a different time from the Fund’s listing exchange. Liquidity in those securities may be reduced after the applicable closing times. Accordingly, during the time when the listing exchange is open but after the applicable market closing, fixing or settlement times, bid/ask spreads and the resulting premium or discount to the shares’ NAV may widen.
When you buy or sell shares of the Fund through a broker, you will likely incur a brokerage commission or other charges imposed by that broker. In addition, the market price of Fund shares, like the price of any exchange-traded security, includes a “bid-ask spread” charged by the market makers or other participants that trade the particular security. The spread of the Fund’s shares varies over time based on the Fund’s trading volume and market liquidity and may increase if the Fund’s trading volume, the spread of the Fund’s underlying securities, or market liquidity decrease. In times of severe market disruption, including when trading of the Fund’s holdings may be halted, the bid-ask spread on the Fund’s shares may increase significantly. This means that Fund shares may trade at a discount to the Fund’s NAV, and the discount is likely to be greatest during periods of significant market volatility.
Shares of the Fund, similar to shares of other issuers listed on a stock exchange, may be sold short and are, therefore, subject to the risk of increased volatility and price decreases associated with being sold short.
SECTOR INVESTMENT RISK –  To the extent the Fund invests more heavily in particular sectors, its performance will be especially sensitive to developments that significantly affect those sectors. Individual sectors may be more volatile, and may perform differently, than the broader market.
Information Technology Sector Risk –  The Fund’s performance may be closely tied to the performance of information technology issuers and, as a result, the Fund will be sensitive to changes in, and its performance may depend to a greater extent on, factors impacting this sector. The information technology sector includes companies engaged in internet software and services, technology hardware and storage peripherals, electronic equipment instruments and components, and semiconductors and semiconductor equipment. Information technology companies face intense competition, both domestically and internationally, which may have an adverse effect on their profit margins. Like other technology companies, information technology companies may have limited product lines, markets, financial resources or personnel. The products of information technology companies may face obsolescence due to rapid technological developments, frequent new product introduction, unpredictable changes in growth rates and competition for the services of qualified personnel. Companies in the information technology sector are heavily dependent on patent and intellectual property rights. The loss or impairment of these rights may adversely affect the profitability of these companies.
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Consumer Discretionary Sector Risk. Companies in the consumer discretionary sector are subject to the risks associated with adverse changes in consumer sentiment and buying patterns, the effects of inflation and disruptions in the supply chain that negatively impact the availability of products. Companies in this sector may also be adversely affected by supply and demand for certain products and services, price fluctuations, product obsolescence and product liability claims, governmental regulation, exchange rates, world events, general economic conditions and other factors. In addition, certain companies in the consumer discretionary sector may be cyclical and have occasional sharp price movements resulting from changes in the economy, fuel prices, labor agreements and insurance costs.
SECURITIES LENDING RISK –  Securities lending involves the risk that the Fund may lose money because the borrower of the securities the Fund has loaned out fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of a decline in the value of the collateral provided for loaned securities or a decline in the value of any investments made with cash collateral. These events could also trigger adverse tax consequences for the Fund. Securities lending also involves exposure to certain additional risks, including operational risk (i.e., the risk of losses resulting from problems in the settlement and accounting process –  especially so in certain international markets), “gap” risk (i.e., the risk of a mismatch between the return on cash collateral reinvestments and the fees the Fund has agreed to pay a borrower), risk of loss of collateral, credit, legal, counterparty and market risk. Although the Fund’s securities lending agent has agreed to provide the Fund with indemnification in the event of a borrower default, the Fund is still exposed to the risk of losses in the event a borrower does not return the Fund’s securities as agreed and the agent fails to indemnify the Fund.
SMALL CAP SECURITIES RISK –  Small capitalization stocks may be more risky than stocks of larger capitalization companies. Historically, small capitalization stocks and stocks of recently organized companies are subject to increased price volatility due to: less certain growth prospects; lower degree of liquidity in the markets for such stocks; thin trading that could result in the stocks being sold at a discount or in small lots over an extended period of time; limited product lines, markets or financial resources; dependence on a few key management personnel; increased sensitivity to changes in interest rates, borrowing costs and earnings; difficulty in obtaining information on smaller capitalization companies as compared with larger capitalization companies; greater sensitivity to changing economic conditions and increased risk of bankruptcy due to adverse developments or management changes affecting the company; and greater difficulty borrowing money to continue or expand operations.
When the Fund invests in smaller company stocks that might trade infrequently, investors might seek to trade Fund shares based on their knowledge or understanding of the value of those securities (this is sometimes referred to as “price arbitrage”). If such price arbitrage were successful, it might interfere with the efficient management of the Fund’s portfolio and the Fund may be required to sell securities at disadvantageous times or prices to satisfy the liquidity requirements created by that activity. Successful price arbitrage might also dilute the value of Fund shares held by other shareholders.
TRACKING BASKET STRUCTURE RISK –  The Fund’s Tracking Basket structure may affect the price at which shares of the Fund trade in the secondary market. Although the Tracking Basket is intended to provide investors with enough information to allow for an effective arbitrage mechanism that will keep the market price of the Fund at or close to the underlying NAV per share of the Fund, there is a risk (which may increase during periods of market disruption or volatility) that market prices will vary significantly from the underlying NAV of the Fund. ETFs trading on the basis of a published Tracking Basket may trade at a wider bid/ask spread than ETFs that publish their portfolios on a daily basis, especially during periods of market disruption or volatility, and therefore, may cost investors more to trade.
In addition, although the Fund seeks to benefit from keeping its portfolio information secret, market participants may attempt to use the Tracking Basket to identify the Fund’s trading strategy. If successful, this could result in such market participants engaging in certain predatory trading practices that may have the potential to harm the Fund and its shareholders, such as front running the Fund’s trades of portfolio securities.
TRADING HALT RISK –  There may be circumstances where a security held in the Fund’s portfolio but not in the Tracking Basket does not have readily available market quotations. If the Adviser determines that such circumstance may affect the reliability of the Tracking Basket as an arbitrage vehicle, that information, along with the identity and weighting of that security in the Fund’s portfolio, will be publicly disclosed on the Fund’s website and the Adviser will assess appropriate remedial measures. In these circumstances, market participants may use this information to engage in certain predatory trading practices that may have the potential to harm the Fund and its shareholders. In addition, if securities representing 10% or more of the Fund’s portfolio do not have readily available market quotations, the Fund’s adviser would promptly request the Exchange to halt trading on the Fund, meaning that investors would not be able to trade their shares. Trading may also be halted in other circumstances, for example, due to market conditions.
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TRADING ISSUES RISK –  The Fund has limited public trading history and will operate differently from other actively managed ETFs that publish their portfolio holdings on a daily basis. Although shares are listed on an exchange, there can be no assurance that an active trading market or requirements to remain listed will be met or maintained, or that the market for fund shares will operate as intended. If the market does not operate as intended, it could lead to the Fund’s shares trading at wider spreads and larger premiums and discounts to NAV than other actively managed ETFs that publish their portfolio holdings on a daily basis, particularly during periods of market disruption or volatility. As a result, it may cost investors more to trade Fund shares than shares of other ETFs.
Only an Authorized Participant may engage in creation or redemption transactions directly with the Fund. There is no guarantee that the Fund will be able to attract market makers and Authorized Participants. There are no obligations of market makers to make a market in the Fund’s shares or of Authorized Participants to submit purchase or redemption orders for Creation Units. In addition, trading of shares in the secondary market may be halted, for example, due to activation of marketwide “circuit breakers.” If trading halts or an unanticipated early closing of the listing exchange occurs, a shareholder may be unable to purchase or sell shares of the Fund. The Distributor does not maintain a secondary market in the shares.
If the Fund’s shares are delisted from the listing exchange, the adviser may seek to list the Fund shares on another market, merge the Fund with another exchange-traded fund or traditional mutual fund, or redeem the Fund shares at NAV.
Shares of the Fund, similar to shares of other issuers listed on a stock exchange, may be sold short and are therefore subject to the risk of increased volatility and price decreases associated with being sold short.
USE AS AN UNDERLYING FUND RISK –  The Fund may be an investment (an “Underlying Fund”) of one or more fund of funds. The term “fund of funds” refers to a fund that pursues its investment objective by investing primarily in other funds. As a result, the Fund may be subject to the following risks:
•
The Fund, as an Underlying Fund, may experience relatively large redemptions or investments as a fund of funds periodically reallocates or rebalances its assets. These transactions, to the extent they are effected on a cash basis, may cause the Fund to sell securities to meet such redemptions, or to invest in cash, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect Fund performance.
•
Such transactions could increase or decrease the frequency of capital gain recognition by the Fund and could affect the timing, amount and character of distributions you receive from the Fund.
U.S. GOVERNMENT SECURITIES RISK –  Treasury obligations may differ in their interest rates, maturities, times of issuance and other characteristics. Securities backed by the U.S. Treasury or the full faith and credit of the United States are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates. Obligations of U.S. Government agencies and authorities are supported by varying degrees of credit but generally are not backed by the full faith and credit of the U.S. Government. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so. In addition, the value of U.S. Government securities may be affected by changes in the credit rating of the U.S. Government. U.S. Government securities are also subject to default risk, which is the risk that the U.S. Treasury will be unable to meet its payment obligations. The maximum potential liability of the issuers of some U.S. Government securities held by the Fund may greatly exceed their current resources, including their legal right to support from the U.S. Treasury. It is possible that these issuers will not have the funds to meet their payment obligations in the future.
VALUATION RISK –  The risk that the sale price the Fund could receive for a security may differ from the Fund’s valuation of the security, particularly for securities that trade in low volume or volatile markets or that are valued using a fair value methodology. In addition, the value of the securities in the Fund’s portfolio may change on days when shareholders will not be able to purchase or sell the Fund’s shares. In addition, the Fund may rely on various third-party sources to calculate its net asset value. As a result, the Fund is subject to certain operational risks associated with reliance on service providers and service providers’ data sources. In particular, errors or system failures and other technological issues may adversely impact the Fund’s calculation of its net asset value, and such net asset value calculation issues may result in inaccurately calculated net asset values, delays in net asset value calculation, and/or the inability to calculate net asset value over extended periods. The Fund may be unable to recover any losses associated with such failures.
VOLATILITY RISK –  The value of the Fund’s investments may fluctuate over a relatively short period of time. These fluctuations may cause the Fund’s net asset value per share to experience significant changes over similarly short periods of time.
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TRANSACTIONS IN FUND SHARES BY THE Investment Manager AND ITS AFFILIATES
HFMC and its affiliates may purchase and sell Fund shares in secondary market transactions on behalf of their own accounts or the accounts of their advisory clients. Such investments and transactions in Fund shares may be substantial in comparison to the investments and transactions in Fund shares by non-affiliated investors. In particular, HFMC is the investment manager to a group of asset allocation funds (each an “Asset Allocation Fund” and, collectively, the “Asset Allocation Funds”), each of which operates as a fund-of-funds and invests substantially all of its assets in underlying funds for which HFMC serves as the investment manager, including the Fund. The Asset Allocation Funds may currently and from time to time hold (or beneficially own) a substantial percentage of the Fund’s outstanding shares. To the extent that an Asset Allocation Fund owns more than 25% of the Fund’s shares, the Asset Allocation Fund will be deemed to hold a controlling interest in the Fund. Such controlling interest may create a conflict of interest for HFMC in managing both the Fund and the Asset Allocation Funds. To address the potential conflicts of interest that may arise from managing the Fund and other accounts, including the Asset Allocation Funds, HFMC has adopted policies and procedures that are designed to identify and mitigate the risks associated with these potential conflicts of interests. For example, HFMC or an Asset Allocation Fund generally will vote Fund shares that it beneficially owns in the same proportion as the votes of other non-affiliated beneficial owners of the same Fund. In addition, HFMC and its affiliates, including the Asset Allocation Funds, may from time to time be substantially, if not entirely, responsible for the trading activity in the Fund’s shares, which may be comprised of purchase or sale transactions initiated by HFMC and its affiliates. Such trading activity by the Fund’s affiliates may impact other investors seeking to purchase or sell Fund shares at the same time, which may diminish over time to the extent that the Fund increases in size and becomes more broadly owned.
Use of Cash or Money Market Investments
The Fund may participate in a cash sweep program whereby the Fund’s uninvested cash balance is used to invest in cash and cash equivalents (which are short-term U.S. Treasury securities, government money market funds, and repurchase agreements) at the end of each day. To the extent the Fund invests its uninvested cash through a sweep program, it is subject to the risks of the account or fund into which it is investing, including liquidity issues that may delay the Fund from accessing its cash.
The Fund may invest some or all of its assets in cash and cash equivalents (which are short-term U.S. Treasury securities, government money market funds, and repurchase agreements) for temporary defensive purposes in response to adverse market, economic or political conditions. In addition, the Fund may invest some of its assets in these instruments to maintain liquidity, for cash management purposes, or in response to atypical circumstances such as unusually large cash inflows or redemptions. Under such conditions, the Fund may not invest in accordance with its investment objective or principal investment strategy and, as a result, there is no assurance that the Fund will achieve its investment objective, and may lose the benefit of market upswings.
Participation In Securities Lending Activities
The Fund may lend portfolio securities to certain borrowers in U.S. and non-U.S. markets in an amount not to exceed one third (33 1/3%) of the value of its total assets.
Operational Risks Associated With Cybersecurity
The Fund and its service providers use internet, technology and information systems, which may expose the Fund to potential risks linked to cybersecurity breaches of those technological or information systems. Cybersecurity breaches, amongst other things, could allow an unauthorized party to gain access to proprietary information, customer data, or Fund assets, or cause the Fund and/or its service providers to suffer data corruption or lose operational functionality. For instance, cybersecurity breaches may interfere with the processing of shareholder transactions, impact the Fund’s ability to calculate its NAV, cause the release of private shareholder information or confidential business information, impede trading, subject the Fund to regulator fines or financial losses and/or cause reputational damage.
About The Fund’s Investment Objective
The Fund’s investment objective may be changed by the Fund’s Board without approval of the shareholders of the Fund. The Fund’s prospectus will be updated prior to any change in the Fund’s investment objective. In addition, the Trust may determine to cease operating the Fund as an “exchange-traded” fund and cause the Fund’s shares to stop trading on a securities exchange.
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INVESTMENT POLICIES
The Fund has a name that suggests a focus on a particular type of investment. In accordance with Rule 35d-1 under the Investment Company Act of 1940, as amended (the “1940 Act”), the Fund has adopted a policy that it will, under normal circumstances, invest at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in securities of the type suggested by its name, as set forth in the Fund’s Principal Investment Strategy section. This requirement is applied at the time the Fund invests its assets. If, subsequent to an investment by the Fund, this requirement is no longer met, the Fund’s future investments will be made in a manner that will bring the Fund into compliance with this requirement. In addition, synthetic investments may count toward the 80% minimum if they have economic characteristics similar to the other investments of the types suggested by the Fund’s name. The Fund’s policy to invest at least 80% of its assets in such a manner is not a “fundamental” one, which means that it may be changed without the vote of a majority of the Fund’s outstanding shares as defined in the 1940 Act. The name of the Fund may be changed at any time by a vote of the Fund’s Board of Trustees. Shareholders will be given written notice at least 60 days prior to any change by the Fund of its 80% investment policy covered by Rule 35d-1.
Consequences of Portfolio Trading Practices
The Fund may have a relatively high portfolio turnover and may, at times, engage in short-term trading. To the extent that Creation Unit purchases from and redemptions by the Fund are effected in cash, frequent purchases and redemptions may increase the rate of portfolio turnover. Such activity could produce higher brokerage expenses for the Fund and higher taxable distributions to the Fund’s shareholders and therefore could adversely affect the Fund’s performance. In addition, large movements of cash into or out of the Fund may negatively impact the Fund’s ability to achieve its investment objective or maintain a consistent level of operating expenses. The Fund is not managed to achieve a particular tax result for shareholders. Shareholders should consult their own tax advisor for individual tax advice.
Additional Investment Strategies and Risks
The Fund may invest in various securities and engage in various investment techniques that are not the principal focus of the Fund and, therefore, are not described in this prospectus. These securities and techniques, together with their risks, are discussed in the Fund’s SAI, which may be obtained free of charge by contacting the Fund (see back cover for address, phone number and website address).
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Disclosure of Portfolio Holdings
Investors can access information about the Tracking Basket and Tracking Basket Weight Overlap for each business day on hartfordfunds.com.
The Fund will publicly disclose its complete month-end portfolio holdings on its website at hartfordfunds.com no earlier than 25 calendar days after the end of each month. Recent information, including information regarding the Fund’s NAV, market price, premiums and discounts, and bid/ask spread, is also available at hartfordfunds.com
A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the SAI.
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The Investment Manager and Sub-Adviser
THE INVESTMENT MANAGER
Hartford Funds Management Company, LLC (“HFMC” or the “Investment Manager”) is the investment manager to the Fund. The Investment Manager is an indirect subsidiary of The Hartford Financial Services Group, Inc. (“The Hartford”), a Connecticut-based financial services company. As of September 30, 2023, the Investment Manager and its wholly owned subsidiary, Lattice Strategies LLC, had approximately $121.69 billion in discretionary assets under management. The Investment Manager is responsible for the management of the Fund and supervises the activities of the investment sub-adviser described below. The Investment Manager is principally located at 690 Lee Road, Wayne, Pennsylvania 19087.
“MANAGER OF MANAGERS” STRUCTURE
The Investment Manager relies on an exemptive order from the U.S. Securities and Exchange Commission (“SEC”) for the Fund under which it uses a “Manager of Managers” structure (the “MOM Order”). The Investment Manager has responsibility, subject to oversight by the Board of Trustees, to oversee the sub-adviser and recommend its hiring, termination and replacement. The MOM Order permits the Investment Manager, on behalf of the Fund and subject to the approval of the Board of Trustees, to hire, and to materially amend any existing or future sub-advisory agreements with sub-advisers that are not affiliated with the Investment Manager as well as sub-advisers that are indirect or direct, wholly owned subsidiaries of the Investment Manager or of another company that, indirectly or directly wholly owns the Investment Manager, in each case without obtaining approval from the Fund’s shareholders. The MOM Order requires that, within 90 days after hiring any new sub-adviser, the Fund’s shareholders receive information about any new sub-advisory relationship.
The Fund’s sole initial shareholder approved the operation of the Fund under any “Manager of Managers” structure, including under (i) the MOM Order, and/or (ii) any future law, regulation, guidance or exemptive relief provided by the SEC.
THE INVESTMENT SUB-ADVISER
Wellington Management Company LLP (“Wellington Management”) serves as the sub-adviser to the Fund. Wellington Management performs the daily investment of the assets for the Fund. Wellington Management is a Delaware limited liability partnership with principal offices at 280 Congress Street, Boston, Massachusetts 02210. Wellington Management is a professional investment counseling firm which provides investment services to investment companies, employee benefit plans, endowments, foundations, and other institutions. Wellington Management and its predecessor organizations have provided investment advisory services for over 80 years. Wellington Management is owned by the partners of Wellington Management Group LLP, a Massachusetts limited liability partnership. As of September 30, 2023, Wellington Management and its investment advisory affiliates had investment management authority with respect to approximately $1.145 trillion in assets.
Portfolio MANAGERS
The portfolio managers for the Fund are set forth below. The individual responsibilities of each portfolio manager to the Fund may differ and may include, among other things, security selection for all or a portion of the Fund, involvement in portfolio construction, asset allocation, and/or general oversight of the portfolio management of the Fund. The Fund’s SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the Fund they manage.
Stephen Mortimer, Senior Managing Director and Equity Portfolio Manager of Wellington Management, has served as a portfolio manager of the Fund since 2021. Mr. Mortimer joined Wellington Management as an investment professional in 2001.
Mario E. Abularach, CFA, CMT, Senior Managing Director and Equity Research Analyst of Wellington Management, has served as a portfolio manager of the Fund and has been involved in securities analysis of the Fund since 2021. Mr. Abularach joined Wellington Management as an investment professional in 2001.
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MANAGEMENT FEE
The Fund pays a monthly management fee to the Investment Manager in return for providing investment advisory and administrative services under a unitary fee structure. The Investment Manager, not the Fund, pays the sub-advisory fees to Wellington Management out of its management fee. For the fiscal year ended July 31, 2023, the Fund paid the Investment Manager the following effective management fee as a percentage of average daily net assets:
Fund	Annual Rate
Large Cap Growth ETF	0.59%
In addition to providing investment management services, the Investment Manager provides or procures administrative services for shareholders and also bears the costs of various third-party services required by the Fund, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Fund bears other expenses that are not covered under the management fee. These expenses, which may vary and may affect the total level of expenses paid by shareholders, include, but are not limited to, interest and taxes; brokerage commissions and other expenses connected with the execution of portfolio transactions; extraordinary non-recurring expenses, such as arbitration, litigation and indemnification expenses; and acquired fund fees and expenses. The Investment Manager generally earns or is expected to earn in the future a profit on the management fee paid by the Fund. Also, under the terms of the investment management agreement, the Investment Manager, and not Fund shareholders, would benefit from any price decreases in third-party services, including decreases resulting from an increase in net assets.
A discussion regarding the basis for the Board of Trustees’ approval of the investment management agreement for the Fund with the Investment Manager, as well as the investment sub-advisory agreement between the Investment Manager and the Fund’s sub-adviser, will be available in the Fund’s semi-annual report to shareholders for the period ended January 31, 2024.
ACQUIRED FUND FEES AND EXPENSES. The Fund will indirectly bear a pro rata share of fees and expenses incurred by any investment companies, including business development companies, in which the Fund is invested. The Fund’s pro rata portion of the cumulative expenses charged by the investment companies is calculated as a percentage of the Fund’s average net assets. The pro rata portion of the cumulative expenses may be higher or lower depending on the allocation of the Fund’s assets among the investment companies and the actual expenses of the investment companies. Business development company expenses are similar to the expenses paid by any operating company held by the Fund. They are not direct costs paid by Fund shareholders and are not used to calculate the Fund’s net asset value. They have no impact on the costs associated with Fund operations.
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How To Buy And Sell Shares
BUYING AND SELLING SHARES
Shares of the Fund may be acquired or redeemed directly with the Fund only in Creation Units or multiples thereof, as discussed in the “Creation and Redemption of Shares” section of the Statement of Additional Information. Once created, shares of the Fund generally trade in the secondary market in amounts less than a Creation Unit.
Shares of the Fund are listed for trading on a national securities exchange and can be bought and sold in the secondary market through a broker-dealer at market price throughout the trading day like shares of other publicly traded companies. The price of Fund shares is based on market price, and because ETF shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). However, there can be no guarantee that an active trading market will develop or be maintained, or that the Fund shares listing will continue or remain unchanged. The Trust does not impose any minimum investment amount for shares of the Fund purchased on an exchange. Buying or selling the Fund’s shares involves certain costs that apply to all securities transactions. When buying or selling shares of the Fund through a financial intermediary, you may incur a brokerage commission or other charges determined by your financial intermediary. Due to these brokerage costs, if any, frequent trading may detract significantly from investment returns. In addition, you may also incur the cost of the spread - the difference between the bid price (the highest price at which buyers are willing to buy shares) and the ask price (the lowest price at which sellers are willing to sell shares) (the “bid-ask spread”). The commission is frequently a fixed amount and may be a significant cost for investors seeking to buy or sell small amounts of shares. The spread varies over time for shares of the Fund based on its trading volume and market liquidity, and is generally less if the Fund has more trading volume and market liquidity and more if the Fund has less trading volume and market liquidity.
The Trust’s Board of Trustees has not adopted a policy of monitoring for frequent purchases and redemptions of Fund shares (“frequent trading”) that appear to attempt to take advantage of potential arbitrage opportunities presented by a lag between a change in the value of the Fund’s portfolio securities after the close of the primary markets for the Fund’s portfolio securities and the reflection of that change in the Fund’s NAV (“market timing”). The Trust believes such a policy is not necessary or appropriate because ETFs, such as the Fund, are intended to be attractive to arbitrageurs, as trading activity is critical to ensuring that the market price of Fund shares remains at or close to NAV. Since the Fund issues and redeems Creation Units at NAV plus applicable transaction fees, and the Fund’s shares may be purchased and sold on Cboe BZX at prevailing market prices, the risks of frequent trading are limited.
Cboe BZX is the primary listing exchange for Large Cap Growth ETF. The exchange is open for trading Monday through Friday and is closed on the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Juneteenth National Independence Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.
A “Business Day” with respect to the Fund is each day the New York Stock Exchange (the “Exchange”) is open. Orders from Authorized Participants to create or redeem Creation Units will only be accepted on a Business Day. On days when the Exchange closes earlier than normal, the Fund may require orders to create or redeem Creation Units to be placed earlier in the day. See the Statement of Additional Information for more information.
Section 12(d)(1) of the 1940 Act limits investments by registered investment companies and companies relying on Sections 3(c)(1) or 3(c)(7) of the 1940 Act in the securities of other investment companies. Registered investment companies are permitted to invest in the Fund beyond the limits set forth in Section 12(d)(1), in reliance on certain exemptions, such as Rule 12d1-4 under the 1940 Act. When the Fund serves as an underlying fund in reliance on Rule 12d1-4, the Fund’s ability to invest in other investment companies and private funds will generally be limited to 10% of the Fund’s assets.
Additional information about the Fund, including the Fund’s net asset value, market price, premiums and discounts and median bid-ask spreads, can be found at hartfordfunds.com.
BOOK ENTRY
Shares of the Fund are held in book-entry form, which means that no stock certificates are issued. The Depository Trust Company (“DTC”) or its nominee is the record owner of all outstanding shares of the Fund and is recognized as the owner of all shares for all purposes. Investors owning shares of the Fund are beneficial owners as shown on the records of DTC or its participants. DTC serves as the securities depository for shares of the Fund. DTC participants include securities brokers and dealers, banks, trust companies, clearing corporations and other institutions that directly or indirectly maintain a custodial relationship with DTC. As a beneficial owner of shares, you are not entitled to receive physical delivery of stock certificates or to have shares registered in your name, and you are not considered a
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registered owner of shares. Therefore, to exercise any right as an owner of shares, you must rely upon the procedures of DTC and its participants. These procedures are the same as those that apply to any other exchange-traded securities that you hold in book-entry or “street name” form.
Share Prices
The trading price of the Fund’s shares in the secondary market will generally differ from the Fund’s daily NAV per share and is affected by market forces such as supply and demand, economic conditions and other factors. The quotations and/or valuations of certain Fund holdings may not be updated during U.S. trading hours if such holdings do not trade in the United States.
PREMIUMS AND DISCOUNTS
The daily market prices on secondary markets for shares of the Fund may differ from the Fund’s NAV. NAV is the price per share at which the Fund issues and redeems shares. See “Valuation of Shares” below. The price used to calculate market returns (“Market Price”) of the Fund generally is determined using the midpoint between the highest bid and the lowest offer on the national securities exchange on which shares of the Fund are primarily listed for trading, as of the time that the Fund’s NAV is calculated. The Fund’s Market Price may be at, above or below its NAV. The NAV of the Fund will fluctuate with changes in the market value of its portfolio holdings. The Market Price of the Fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand. Premiums or discounts are the differences (expressed as a percentage) between the NAV and the Market Price of the Fund on a given day, generally at the time the NAV is calculated. A premium is the amount that the Fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that the Fund is trading below the reported NAV, expressed as a percentage of the NAV. A discount or premium could be significant. Information regarding the frequency of daily premiums or discounts, generally at the time the NAV is calculated, during the Fund’s most recently completed calendar year and the most recently completed calendar quarters since that year (or the life of the Fund, if shorter) can be found at hartfordfunds.com.
VALUATION OF SHARES
The Fund’s NAV per share is determined as of the close of regular trading on the Exchange (normally 4:00 p.m. Eastern Time) (the “NYSE Close”) on each day that the Exchange is open (“Valuation Date”). If the Exchange is closed due to weather or other extraordinary circumstances on a day it would typically be open for business, the Fund may treat such day as a typical business day and accept purchase and redemption orders from Authorized Participants and calculate the Fund’s NAV in accordance with applicable law. The net asset value for the shares is determined by dividing the value of the Fund’s net assets attributable to the shares by the number of shares outstanding. Information that becomes known to the Fund after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the NAV determined earlier that day.
For purposes of calculating the NAV, the Fund’s portfolio securities for which market quotations are readily available are priced at market value. A security’s market quotation is considered to be readily available only what the quotation is an unadjusted quoted price in active markets for that security that the Fund could purchase or sell as of the NYSE Close on the Valuation Date. Generally, readily available market quotations are determined based on the official close price or last reported trade price of a security on each Valuation Date. Market quotations are considered not readily available where there is an absence of current or reliable and unadjusted market-based data, including where events occur after the close of the relevant market, but prior to the NYSE Close that materially affect the values of the Fund’s portfolio holdings or assets. In addition, market prices are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities or other instruments trade, do not open for trading for the entire day and no other market prices are available.
With respect to the Fund’s portfolio securities that do not have readily available or reliable market quotations and with respect to the Fund’s portfolio assets that are not securities, the Trust’s Board of Trustees has designated the Investment Manager as its valuation designee (the “Valuation Designee”) to determine the fair valuation of such portfolio assets pursuant to Rule 2a-5 under the 1940 Act. The Valuation Designee determines the fair value of the security or other instrument under policies and procedures established by and under the supervision of the Board of Trustees of the Trust (“Valuation Procedures”). The Valuation Designee has delegated the day-to-day responsibility for implementing the Valuation Procedures to the Valuation Committee. The Valuation Committee will consider all available relevant factors in determining an investment’s fair value. The Valuation Designee reports fair value matters to the Audit Committee of the Trust’s Board of Trustees.
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Where a security does not have a readily available market quotation, the Valuation Designee will determine in good faith the fair value of securities based on prices obtained from a quotation reporting system, established market makers (including evaluated prices), or independent pricing services. Pricing vendors may use evaluated or matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data, credit quality information, general market conditions, news, and other factors and assumptions. Special valuation considerations may apply with respect to the Fund’s “odd-lot” positions. Although the Valuation Designee seeks to determine the fair value in good faith, determining fair value is subjective in nature.
The market value of the foreign securities or other instruments in which the Fund invests may change after the closing of the foreign exchange or market but before the NYSE Close. The Fund’s NAV as of the NYSE Close may not reflect such change in the market value of the foreign security In addition, the value of foreign securities or other investments may change on days on which a Fund shareholder will not be able to purchase or sell shares of the Fund.
Fixed income investments (other than short-term obligations) held by the Fund are normally valued at prices supplied by independent pricing services in accordance with the Valuation Procedures. Short term investments maturing in 60 days or less are generally valued at amortized cost.
Exchange-traded derivatives, such as futures, are valued at the last sale price determined by the exchange where such instruments principally trade as of the close of such exchange (“Exchange Close”). If a last sale price is not available, the value will be the mean of the most recently quoted bid and ask prices as of the Exchange Close. If a mean of the bid and ask prices cannot be calculated for the day, the value will be the most recently quoted bid price as of the Exchange Close. Over-the-counter derivatives are normally valued based on prices supplied by independent pricing services in accordance with the Valuation Procedures.
Investments valued in currencies other than U.S. dollars are converted to U.S. dollars using the prevailing spot currency exchange rates obtained from independent pricing services for calculation of the NAV. As a result, the NAV of the Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities or other instruments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Exchange is closed and the market value may change on days when an investor is not able to purchase or sell shares of the Fund.
Foreign currency contracts represent agreements to exchange currencies on specific future dates at predetermined rates. Foreign currency contracts are valued using foreign currency exchange rates and forward rates as provided by an independent pricing service on the Valuation Date.
Investments in investment companies that are not listed or traded on an exchange (“Non-Traded Funds”), if any, are valued at the respective NAV of each Non-Traded Fund on the Valuation Date. Shares of investment companies listed and traded on an exchange are valued in the same manner as any exchange-listed equity security. Such Non-Traded Funds and listed investment companies may use fair value pricing as disclosed in their prospectuses.
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Distribution Arrangements
ALPS Distributors, Inc., a registered broker-dealer and member of the Financial Industry Regulatory Authority, Inc. (“FINRA”), serves as the principal underwriter and distributor for the Fund pursuant to a Distribution Agreement approved by the Board of Trustees of the Trust. The Distributor will not distribute shares in an amount that is less than a Creation Unit, and it does not maintain a secondary market in the shares. The Distributor may enter into participant agreements with other qualified financial institutions (i.e., Authorized Participants) with respect to creations and redemptions of Creation Units.
DISTRIBUTION PLAN
The Trust has adopted a Distribution and Servicing Plan for shares of the Fund pursuant to Rule 12b-1 under the 1940 Act (the “12b-1 Plan”). The 12b-1 Plan permits compensation in connection with the distribution and marketing of Fund shares and/or the provision of certain shareholder services. The 12b-1 Plan permits the Fund to pay compensation at an annual rate of up to 0.25% of the Fund’s average daily net assets. However, the Board of Trustees has determined not to authorize payment of a 12b-1 Plan fee with respect to the Fund at this time.
The 12b-1 Plan fee may only be imposed or increased when the Board of Trustees determines that it is in the best interests of shareholders to do so. Because these fees are paid out of the Fund’s assets on an ongoing basis, to the extent that a fee is authorized, over time it will increase the cost of an investment in the Fund. The 12b-1 Plan fee may cost an investor more than other types of sales charges.
PAYMENTS TO FINANCIAL INTERMEDIARIES AND OTHER ENTITIES
The Investment Manager and/or its affiliates may make a variety of payments to broker-dealers and financial institutions (“Financial Intermediaries”) for access to brokerage platforms or distribution channels and/or support and/or services related to activities that are designed to make registered representatives, other professionals and individual investors more knowledgeable about the Fund or for other activities, such as participation in marketing activities and presentations, educational training programs, the support of technology platforms and/or reporting systems, all of which are intended to encourage the sale of Fund shares. The Investment Manager and/or its affiliates may also make payments to Financial Intermediaries for the provision of analytical or other data to the Investment Manager or its affiliates relating to sales of Fund shares. For these reasons, (1) if your Financial Intermediary receives greater payments with respect to the Fund than it receives with respect to other products, it may be more inclined to sell you shares of the Fund rather than another product and/or (2) if your Financial Intermediary receives greater payments with respect to the Fund, such payments may create an incentive for the Financial Intermediary to favor the Fund rather than other fund companies or investment products for which it may receive a lower payment. You may contact your Financial Intermediary if you want additional information regarding any additional payments it receives.
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Fund Distributions and Tax Matters
DIVIDENDS AND DISTRIBUTIONS
The Fund intends to distribute substantially all of its net investment income and capital gains to shareholders at least once a year. Capital gains of the Fund are normally declared and paid annually. Dividends from net investment income of the Fund are normally declared and paid annually.
Notwithstanding the foregoing, the Trust’s Board of Trustees has delegated authority to the Fund’s Treasurer to reduce the frequency with which dividends are declared and paid and to declare and make payments of long-term capital gains as permitted or required by law or in order to avoid tax penalties. Further, the Fund reserves the right to change its dividend distribution policy at the discretion of the Board of Trustees. Dividend payments are made through DTC participants and indirect participants to beneficial owners then of record with proceeds received from the Fund.
Unless your investment is in a tax-deferred account, you may want to avoid buying shares shortly before the Fund pays a dividend. The reason? If you buy shares when the Fund has realized but not yet distributed taxable income or capital gains, you will pay the full price for the shares and then receive a portion of the price back in the form of a taxable dividend. Before investing you may want to consult your tax advisor.
No dividend reinvestment service is provided by the Trust. Financial intermediaries may make the DTC book-entry dividend reinvestment service available for use by beneficial owners of Fund shares for reinvestment of their dividend distributions. Beneficial owners should contact their financial intermediary to determine the availability and costs of the service and the details of participation therein. Financial intermediaries may require beneficial owners to adhere to specific procedures and timetables. If this service is available and used, dividend distributions of both income and net capital gains will be automatically reinvested in additional whole shares of the Fund purchased in the secondary market.
TAXABILITY OF DIVIDENDS
Unless your shares are held in a tax-advantaged account, dividends and distributions you receive from the Fund, whether reinvested or taken as cash, are generally considered taxable. Distributions from the Fund’s long-term capital gains are taxable as long-term capital gains, regardless of how long you held your shares. Distributions from short-term capital gains and from ordinary income (other than certain qualified dividend income) are generally taxable as ordinary income. A portion of dividends from ordinary income may qualify for the dividends-received deduction for corporations. Distributions from certain qualified dividend income generally are taxable to individuals at the same rates that apply to long-term capital gains, if certain holding period and other requirements are met. The maximum individual rate applicable to “qualified dividend income” and long-term capital gains is currently generally either 15% or 20%, depending on whether the individual’s income exceeds certain threshold amounts. Given the investment strategies of the Fund, it is not expected that a significant portion of the Fund’s dividends would be eligible to be designated as qualified dividend income or for the dividends-received deduction for corporations.
An additional 3.8% Medicare tax is imposed on certain net investment income (including taxable distributions received from the Fund and net gains from redemptions of Fund shares) of individuals, estates and trusts to the extent that such person’s gross income, with certain adjustments, exceeds certain threshold amounts.
Some dividends paid in January may be taxable as if they had been paid the previous December.
Dividends and capital gains distributed by the Fund to tax-deferred retirement plan accounts are not taxable currently.
TAXES ON EXCHANGE-LISTED SHARES SALES
Currently, any capital gain or loss realized upon a sale of shares is generally treated as long-term capital gain or loss if the shares have been held for more than one year and as short-term capital gain or loss if the shares have been held for one year or less. The ability to deduct capital losses may be limited. Consult your tax advisor if you sell shares held for less than six months at a loss after receiving a long-term capital gain distribution from the Fund.
TAXES ON PURCHASE AND REDEMPTION OF CREATION UNITS
An Authorized Participant who exchanges equity securities for Creation Units generally will recognize a gain or a loss. The gain or loss will be equal to the difference between the market value of the Creation Units at the time of the exchange and the exchanger’s aggregate basis in the securities surrendered and the cash component paid. A person who exchanges Creation Units for equity securities will generally recognize a gain or loss equal to the difference between the exchanger’s basis in the Creation Units and the aggregate market value of the securities received and the cash redemption amount. The Internal Revenue Service (the “IRS”), however, may assert that a loss realized upon an
31

exchange of securities for Creation Units cannot be deducted currently under the rules governing “wash sales,” or on the basis that there has been no significant change in economic position. Persons exchanging securities should consult their own tax advisor with respect to whether the wash sale rules apply and when a loss might be deductible.
Unlike other ETFs, the securities exchanged for a Creation Unit will not correspond pro rata to the positions in the Fund’s portfolio, and the Fund may effect its creations and redemptions partially or wholly for cash rather than on an in-kind basis. Because of this, the Fund may be unable to realize certain tax benefits associated with in-kind transfers of portfolio securities that may be realized by other ETFs. Shareholders may be subject to tax on gains they would not otherwise have been subject to and/or at an earlier date than if the Fund had effected redemptions wholly on an in-kind basis.
Under current federal tax laws, any capital gain or loss realized upon redemption of Creation Units is generally treated as long-term capital gain or loss if the shares have been held for more than one year and as a short-term capital gain or loss if the shares have been held for one year or less.
If you purchase or redeem Creation Units, you will be sent a confirmation statement showing how many and at what price you purchased or sold shares.
ADDITIONAL INFORMATION
Shareholders may be subject to U.S. federal income tax withholding (currently, at the rate of 24%) of all taxable distributions if they fail to provide their correct taxpayer identification number or to make required certifications, or if they have been notified by the IRS that they are subject to backup withholding. Backup withholding is not an additional tax. Any amounts withheld may be credited against U.S. federal income tax liability.
IRS Regulations require reporting to the IRS and furnishing to shareholders the cost basis information and holding period for Fund shares purchased on or after January 1, 2012, and sold on or after that date. Shareholders may elect from among several cost basis methods accepted by the IRS, including average cost. Fund shareholders should consult with their tax advisors to determine the best cost basis method for their tax situation and to obtain more information about how the cost basis reporting rules apply to them. Shareholders should contact their financial intermediaries with respect to reporting of cost basis and available elections for their accounts.
Shareholders that are non-resident aliens or foreign entities will generally be subject to withholding of U.S. federal income tax at the rate of 30% of all ordinary dividends if there is no applicable tax treaty or if they are claiming reduced withholding under a tax treaty and have not properly completed and signed the appropriate IRS Form W-8. Provided that the appropriate IRS Form W-8 is properly completed and provided to the applicable withholding agent, long-term capital gains distributions and proceeds of sales are not subject to withholding for foreign shareholders.
Withholding of U.S. tax (at a 30% rate) is required on payments of taxable dividends made to certain non-U.S. entities that fail to comply (or be deemed compliant) with extensive reporting and withholding requirements designed to inform the U.S. Department of the Treasury of U.S.-owned foreign investment accounts. Shareholders may be requested to provide additional information to enable the applicable withholding agent to determine whether withholding is required.
Distributions from the Fund may also be subject to state, local and foreign taxes. You should consult your own tax advisor regarding the particular tax consequences of an investment in the Fund.
This section summarizes some of the consequences under current Federal tax law of an investment in the Fund. It is not a substitute for personal tax advice. Consult your personal tax advisor about the potential tax consequences of an investment in the Fund under all applicable tax laws.
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Performance Notes
The following notes provide additional information for understanding how the Fund measures its performance.
The Fund measures its performance against the Russell 1000 Growth Index. The Russell 1000 Growth Index is unmanaged and its results include reinvested dividends and/or distributions, but do not reflect the effect of sales charges, commissions, expenses or taxes.
The Russell 1000 Growth Index is designed to measure the performance of those Russell 1000 Index companies with higher price-to-book ratios and higher forecasted growth values. The Russell 1000 Index is designed to measure the performance of the 1,000 largest companies in the Russell 3000 Index based on their market capitalization and current index membership.
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Prior Performance of Related Accounts
LARGE CAP GROWTH ETF
The following tables present the past performance of a composite of certain accounts managed by Wellington Management (the “Growth Horizons Composite”), which serves as sub-adviser to the Fund. The Growth Horizons Composite consists of all accounts under discretionary management by Wellington Management in Wellington Management’s large cap growth investment strategy that have investment objectives, policies and strategies substantially similar to those of the Fund. The performance of the Growth Horizons Composite reflects the performance of Wellington Management. Unlike certain accounts in the Growth Horizons Composite, the Fund may not invest in certain foreign securities, restricted securities and certain other investments. The differences between the Fund and the accounts in the Growth Horizons Composite (i.e., that the Fund may not invest in certain foreign securities, restricted securities and certain other investments) do not alter the conclusion that the accounts in the Growth Horizons Composite have investment objectives, policies and strategies that are substantially similar to those of the Fund. The performance of the Growth Horizons Composite may have been higher or lower if the accounts in such composite were subject to such restrictions. The performance of the Growth Horizons Composite has been adjusted to reflect the operating costs of Class F shares of The Hartford Growth Opportunities Fund, the account with the highest operating expenses in the Growth Horizons Composite. Historical performance has been prepared in compliance with the Global Investment Performance Standards (GIPS ®). The GIPS method for computing historical performance differs from the SEC’s method. Returns reflect all income, gains and losses and reinvestment of any dividends or capital gains without provision for federal or state income tax. Because the gross performance data of the Growth Horizons Composite shown in the tables does not reflect the deduction of investment advisory fees paid by certain accounts that make up the composite and certain other expenses that would be applicable to exchange-traded funds, the net performance data may be more relevant to potential investors in the Fund in their analysis of the historical experience of Wellington Management in managing all large cap growth portfolios, with investment objectives, policies and strategies substantially similar to those of the Fund. To calculate the net performance of the composite, the total annual fund operating expenses of Class F shares of The Hartford Growth Opportunities Fund, as set forth in that fund’s fee table in the Summary Section of the Prospectus dated March 1, 2023, were used.
Certain accounts that are included in the Growth Horizons Composite are not subject to the diversification requirements, specific tax restrictions and investment limitations imposed on the Fund by the 1940 Act or Subchapter M of the Internal Revenue Code. Consequently, the performance results for the composite may have been less favorable had it been regulated as an investment company under the federal securities laws.
THE HISTORICAL PERFORMANCE OF THE GROWTH HORIZONS COMPOSITE IS NOT THAT OF THE FUND, IS NOT A SUBSTITUTE FOR THE FUND’S PERFORMANCE AND IS NOT NECESSARILY INDICATIVE OF ANY FUND’S FUTURE RESULTS. The Fund’s actual performance may differ significantly from the past performance of the Growth Horizons Composite. The personnel who managed the accounts that make up the Growth Horizons Composite, and who, therefore, generated, or contributed to, the historical performance shown may differ from the personnel managing the Fund.
While the accounts in the composite experience inflows and outflows of cash from clients, there can be no assurance that the continuous offering of the Fund’s shares and the Fund’s obligation to redeem its shares will not adversely affect the Fund’s performance.
growth horizons Composite performance1
Average annual total returns for the periods ended December 31, 2022
	1 Year	5 Years	10 Years
Growth Horizons Composite (Net)	-36.77%	7.61%	12.38%
Growth Horizons Composite (Gross)	-36.31%	8.40%	13.20%
Russell 1000 Growth Index (reflects no deduction for fees, expenses or taxes)	-29.14%	10.96%	14.10%
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Total returns for the periods ended December 31
	2013	2014	2015	2016	2017	2018	2019	2020	2021	2022
Growth Horizons Composite (Net)	35.58%	14.43%	10.81%	-0.69%	30.49%	0.25%	30.55%	62.03%	7.77%	-36.77%
Growth Horizons Composite (Gross)	36.57%	15.26%	11.62%	0.04%	31.45%	0.98%	31.51%	63.22%	8.56%	-36.31%
Russell 1000 Growth Index (reflects no deduction for fees, expenses or taxes)	33.48%	13.05%	5.67%	7.08%	30.21%	-1.51%	36.39%	38.49%	27.60%	-29.14%

This is not the performance of the Fund. As of September 30, 2023, the Growth Horizons Composite consisted of 3 accounts with aggregate assets of $4.4 billion.
Please see “Performance Notes” for a description of the index.
Past performance does not guarantee future results. Performance for the periods subsequent to those periods reflected herein may be lower.
35

Financial Highlights
The financial highlights table for the Fund is intended to help you understand the Fund’s financial performance for the period since the Fund’s inception. The total returns in the table for the Fund represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). The information for the fiscal year ended July 31, 2023 and fiscal period ended July 31, 2022 has been derived from the financial statements audited by PricewaterhouseCoopers LLP, the Fund’s independent registered public accounting firm, whose report, along with the Fund’s financial statements and financial highlights, is included in the annual report to shareholders, which is available upon request.
—Selected Per-Share Data(1)—									—Ratios and Supplemental Data —
Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Other Capital	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)	Ratio of Expenses to Average Net Assets After Adjust- ments	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover(4)
Hartford Large Cap Growth ETF
For the Year Ended July 31, 2023
$12.95	$(0.01)	$3.10	$3.09	$0.00 (5)	$—	$—	$—	$16.04	23.86%	$97,012	0.59%	0.59%	(0.07)%	103%
For the Period Ended July 31, 2022(8)
$20.00	$(0.04)	$(7.01)	$(7.05)	$0.00 (5)	$—	$—	$—	$12.95	(35.25)%(6)	$78,370	0.59%(7)	0.59%(7)	(0.38)%(7)	90%

FINANCIAL HIGHLIGHTS FOOTNOTES
(1)
Information presented relates to a share outstanding throughout the indicated period. Net investment income (loss) per share amounts are calculated based on average shares outstand-
ing unless otherwise noted.

(2)
Total return is calculated assuming a hypothetical purchase of beneficial shares on the opening of the first day at the net asset value and a sale on the closing of the last day at the net asset value of each period reported. Dividends and distributions, if any, are assumed for purposes of this calculation, to be reinvested at net asset value at the end of the distribution day.

(3)	Adjustments include waivers and reimbursements, if applicable. Ratios do not include fees paid indirectly.
(4)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(5)	Per share amount is less than $0.005.
(6)	Not annualized.
(7)	Annualized.
(8)	Commenced operations on November 9, 2021.
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For More Information
Two documents are available that offer further information on the Fund:
Annual/Semi-Annual Report To Shareholders
Additional information about the Fund’s investments is included in the Fund’s annual and semi-annual reports. In the Fund’s annual report you will also find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during the last fiscal year (or the period as the case may be).
Statement of Additional Information (SAI)
The SAI contains more detailed information on the Fund. A current SAI has been filed with the SEC and the SAI is incorporated by reference into (which means it is legally a part of) this prospectus.
The Fund makes available this prospectus, the SAI and annual/semi-annual reports free of charge, on the Fund’s website at hartfordfunds.com.
To request a free copy of the current annual/semi-annual report for the Fund, and/or the SAI or for shareholder inquiries or other information about the Fund, please contact the Fund at:
By Mail:
Hartford Funds	(For overnight mail)
690 Lee Road	Hartford Funds
Wayne, PA 19087	690 Lee Road
Wayne, PA 19087
By Phone:
1-800-456-7526
On The Internet:
hartfordfunds.com
Or you may view or obtain these documents from the SEC on the Internet or by E-Mail:
Internet: (on the EDGAR Database on the SEC’s internet website) www.sec.gov
E-Mail: publicinfo@sec.gov
Requests which are made by e-mail require the payment of a duplicating fee to the SEC in order to obtain a document.
Net Asset Value. The Fund’s net asset value is available on a daily basis on the Fund’s website at hartfordfunds.com.
Investment Company Act SEC File Number
Hartford Funds Exchange-Traded Trust 811-23222
HFGOPRO-11282023
November 28, 2023

STATEMENT OF ADDITIONAL INFORMATION
FOR HARTFORD EXCHANGE-TRADED FUNDS
This Statement of Additional Information (“SAI”) is not a prospectus. This SAI should be read in conjunction with the prospectus of Hartford Large Cap Growth ETF ("Large Cap Growth ETF" or the "Fund"), a series of Hartford Funds Exchange-Traded Trust (the “Trust”), as described below and as may be amended, restated or supplemented from time to time. The Trust is an open-end management investment company currently consisting of nine series. This SAI relates only to the series of the Trust listed below.
HARTFORD FUNDS EXCHANGE-TRADED TRUST
Fund	Exchange	Ticker
Hartford Large Cap Growth ETF	Cboe BZX	HFGO
The Fund operates as an exchange-traded fund (“ETF”). As identified and described in more detail within the prospectus and this SAI, the Fund is an actively managed ETF that does not seek to replicate the performance of a specified index.
The Fund’s audited financial statements as of July 31, 2023 are incorporated by reference into this SAI. The Fund’s prospectus is incorporated by reference into this SAI, and this SAI has been incorporated by reference into the Fund’s prospectus. The Annual Report for the Fund was filed with the U.S. Securities and Exchange Commission (“SEC”) and is available on the SEC website at https://www.sec.gov/Archives/edgar/data/1501825/000119312523251999/d512059dncsr.htm. A free copy of the Fund’s Annual/Semi-Annual Report and the Fund’s prospectus are available on the Fund’s website at hartfordfunds.com, and upon request, by writing to Hartford Funds, 690 Lee Road, Wayne, Pennsylvania 19087; or by calling 1-800-456-7526.
Date of Prospectus: November 28, 2023, as may be amended, restated or supplemented from time to time
Date of Statement of Additional Information: November 28, 2023

General Information
This SAI relates to the Fund listed on the front cover page.
The Trust is a Delaware statutory trust established under a Certificate of Trust dated September 20, 2010. The Trust operates pursuant to an Amended and Restated Agreement and Declaration of Trust dated December 8, 2016. The Fund operates as an exchange traded fund and is registered with the U.S. Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”). The offering of the Trust’s shares is registered under the Securities Act of 1933, as amended (the “1933 Act”).
The Fund is an actively-managed exchange-traded fund that operates pursuant to an exemptive order from the SEC issued on August 5, 2021 incorporating the conditions and requirements to an exemptive order from the SEC to Fidelity Beach Street Trust, et al. on December 10, 2019 (collectively, the “Order”). In many respects the Fund operates similarly to other ETFs. The Fund offers and redeems shares at its net asset value per share (“NAV”) only in aggregations of a specified number of shares (“Creation Units”), generally in exchange for a basket of securities (the “Deposit Securities”) designated by the Fund together with a deposit of a specified cash payment (the “Cash Component”). Alternatively, the Fund may issue and redeem Creation Units in exchange for a specified all-cash payment. Shares are redeemable by the Fund only in Creation Units, and, generally, in exchange for securities and/or cash. Shares trade in the secondary market and elsewhere at market prices that may be at, above or below NAV. Creation Units typically are comprised of a specified number of shares. Shares are listed and traded on an exchange. Shareholders who are not Authorized Participants (as defined herein), therefore, will not be able to purchase or redeem shares directly with or from the Fund. Instead, most shareholders who are not Authorized Participants will buy and sell shares in the secondary market through a broker.
The Fund also has some unique features that differentiate it from other ETFs. Unlike other actively managed ETFs that publish their portfolio holdings on a daily basis, the Fund does not publicly disclose the composition of its portfolio each business day, which may affect the price at which shares of the Fund trade in the secondary market. The Fund instead publishes each business day on its website a “Tracking Basket,” which is designed to closely track the daily performance of the Fund but is not the Fund’s actual portfolio. The Tracking Basket is comprised of: (1) select recently disclosed portfolio holdings and/or select securities from the universe from which the Fund’s investments are selected (Strategy Components); (2) liquid ETFs that convey information about the types of instruments (that are not otherwise fully represented by Strategy Components) in which the Fund invests (Representative ETFs); and (3) cash and cash equivalents. The Fund also publishes each business day on its website the “Tracking Basket Weight Overlap,” which is the percentage weight overlap between the holdings of the prior day’s Tracking Basket compared to the holdings of the Fund that formed the basis for the Fund’s calculation of NAV at the end of the prior business day. The Tracking Basket Weight Overlap is designed to provide investors with an understanding of how similar the Tracking Basket is to the Fund’s actual portfolio in percentage terms and help investors evaluate the risk that the performance of the Tracking Basket may deviate from the performance of the portfolio holdings of the Fund.
Under the terms of the Order, the Fund’s investments are limited to the following: ETFs, notes, common stocks, preferred stocks, American Depositary Receipts (ADRs), real estate investment trusts, commodity pools, metals trusts, and currency trusts, in each case that are traded on a U.S. securities exchange; common stocks listed on a foreign exchange that trade on such exchange contemporaneously with the Fund’s shares; exchange-traded futures that are traded on a U.S. futures exchange contemporaneously with the Fund’s shares; and cash and cash equivalents (which are short-term U.S. Treasury securities, government money market funds, and repurchase agreements) (collectively, “Permissible Investments”). The Fund will not purchase any securities that are illiquid investments (as defined in Rule 22e-4(a)(8) of the 1940 Act) at the time of purchase. In addition, pursuant to the Order, the Fund will not: borrow for investment purposes; hold short positions; or invest in “penny stocks” (as defined in Rule 3a51-1 under the Securities Exchange Act of 1934).
The Tracking Basket also constitutes the names and quantities of instruments to be exchanged with the Fund for both purchases and redemptions of fund shares, although the Fund generally requires an Authorized Participant to deposit or receive (as applicable) cash in lieu of Representative ETFs, as described further under the heading “Creation and Redemption of Shares” below.
The Fund discloses its complete portfolio holdings, including the name, identifier, market value and weight of each security and instrument in the portfolio, on hartfordfunds.com on a monthly basis with a 25 day lag.
The Fund may charge creation/redemption transaction fees for each creation and redemption. In all cases, redemption transaction fees will be limited in accordance with the requirements of the SEC applicable to management investment companies offering redeemable securities (currently, no more than 2% of the value of the shares redeemed). See the “Creation and Redemption of Shares” section below.
The Fund is not an index fund. The Fund is an actively managed ETF that does not seek to replicate the performance of a specified index. The Fund is a non-diversified fund, which means that it may invest its assets in a smaller number of issuers than a diversified fund.
Hartford Funds Management Company, LLC (“HFMC” or the “Investment Manager”) is the investment manager to the Fund. HFMC is an indirect subsidiary of The Hartford Financial Services Group, Inc. (“The Hartford”), a Connecticut-based financial services company. The Hartford may be deemed to control HFMC through the indirect ownership of such entity. In addition, Wellington

Management Company LLP (“Wellington Management” or the "Sub-Adviser") is the sub-adviser to the Fund. Wellington Management performs the daily investment of the assets for the Fund. ALPS Distributors, Inc. (“ALPS” or the “Distributor”) is the principal underwriter to the Fund.
HFMC also serves as the investment manager to the other series of the Trust, which are not included in this SAI, Hartford Schroders Private Opportunities Fund, the series of The Hartford Mutual Funds, Inc., The Hartford Mutual Funds II, Inc., Hartford Series Fund, Inc., and Hartford HLS Series Fund II, Inc.
Investments in the Fund are not:
•
Deposits or obligations of any bank;
•
Guaranteed or endorsed by any bank; or
•
Federally insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other federal agency.
The prospectus and SAI do not purport to create any contractual obligations between the Trust or the Fund and its shareholders. Further, shareholders are not intended third-party beneficiaries of any contracts entered into by (or on behalf of) the Fund, including contracts with the Investment Manager or other parties who provide services to the Fund.
Exchange Listing and Trading
A discussion of exchange listing and trading matters associated with an investment in the Fund is contained in the “Summary Information About the Exchange-Traded Fund” and “How To Buy And Sell Shares” sections of the prospectus. The discussion below supplements, and should be read in conjunction with, such sections of the prospectus. Shares of the Fund are listed and trade throughout the day on the Cboe BZX Exchange, Inc. (“Cboe BZX”). Shares of the Fund may also trade on other secondary markets. Shares of the Fund may also be listed on certain foreign (non-U.S.) exchanges. There can be no assurance that the requirements of the Cboe BZX necessary to maintain the listing of shares of the Fund will be met on a continuing basis. The listing exchange may, but is not required to, remove the shares of the Fund from listing if: (i) following the initial 12-month period beginning upon the commencement of trading of Fund shares, there are fewer than 50 beneficial owners of shares of the Fund; (ii) the Fund no longer complies with the applicable conditions and requirements of the Order or any equivalent order issued by the SEC; (iii) the Fund no longer complies with the applicable rules for continued listing on the exchange; or (iv) any other event shall occur or condition shall exist that, in the opinion of the applicable exchange, makes further dealings on that exchange inadvisable. The Cboe BZX will delist the shares of the Fund upon termination of the Fund. In the event the Fund ceases to be listed on an exchange, the Fund may cease operating as an “exchange-traded” fund and operate as a mutual fund, provided that shareholders are given advance notice.
If securities representing 10% or more of the Fund’s portfolio do not have readily available market quotations, the Fund would promptly request Cboe BZX to halt trading on the Fund.
As in the case of other publicly-traded securities, when you buy or sell shares through a financial intermediary you will incur a brokerage commission determined by that financial intermediary.
The Trust reserves the right to adjust the share prices of the Fund in the future to maintain convenient trading ranges for investors. Any adjustments would be accomplished through stock splits or reverse stock splits, which would have no effect on the net assets of the Fund.
Investment Objectives and Policies
The investment objective and principal investment strategies of the Fund are described in the Fund's prospectus. Additional information concerning certain of the Fund’s investments, strategies and risks is set forth below.
Notwithstanding the following fundamental investment limitations, the Fund’s investments and operations will be limited by the terms and conditions of the Order (as set forth above). For example, the Order prohibits a fund from borrowing for investment purposes and investing in real estate and commodities directly.
A.
FUNDAMENTAL INVESTMENT RESTRICTIONS OF THE FUND
The Fund has adopted the fundamental investment restrictions set forth below. Fundamental investment restrictions may not be changed without the approval of a majority of the Fund’s outstanding voting securities as defined in the 1940 Act. Under the 1940 Act and as used in the prospectus and this SAI, a “majority of the outstanding voting securities” means the lesser of (1) the holders of 67% or more of the outstanding shares of the Fund represented at a meeting if the holders of more than 50% of the outstanding shares of the Fund are present in person or by proxy or (2) the holders of more than 50% of the outstanding shares of the Fund.
Unless otherwise provided below, all references below to the assets of the Fund are in terms of current market value.
The Fund:
1. will not borrow money or issue any class of senior securities, except to the extent consistent with the 1940 Act, and the rules and regulations thereunder, or as may otherwise be permitted from time to time by regulatory authority;

2. will not “concentrate” its investments in a particular industry or group of industries, except as permitted under the 1940 Act, and the rules and regulations thereunder as such may be interpreted or modified from time to time by regulatory authorities having appropriate jurisdiction;
3. will not make loans, except to the extent consistent with the 1940 Act, and the rules and regulations thereunder, or as may otherwise be permitted from time to time by regulatory authority;
4. will not act as an underwriter of securities of other issuers, except to the extent that, in connection with the disposition of portfolio securities, the Fund may be deemed an underwriter under applicable laws;
5. will not purchase or sell real estate, except to the extent permitted under the 1940 Act and the rules and regulations thereunder, as such may be interpreted or modified from time to time by regulatory authorities having appropriate jurisdiction; and
6. will not invest in physical commodities or contracts relating to physical commodities, except to the extent permitted under the 1940 Act and other applicable laws, rules and regulations, as such may be interpreted or modified by regulatory authorities having jurisdiction, from time to time and as set forth in the Fund’s prospectus and SAI.
B.
NON-FUNDAMENTAL INVESTMENT RESTRICTIONS OF THE FUND
The following restrictions are non-fundamental restrictions and may be changed by the Board of Trustees of the Trust (the “Board”) without shareholder approval.
The Fund may not:
1. Pledge its assets other than to secure permitted borrowings or to secure investments permitted by the Fund’s investment policies as set forth in its prospectus and this SAI, as they may be amended from time to time, and applicable law.
2. Purchase securities on margin except to the extent permitted by applicable law.
3. Purchase securities while outstanding borrowings exceed 5% of the Fund’s total assets, except where the borrowing is for temporary or emergency purposes. Reverse repurchase agreements, dollar rolls, securities lending, borrowing securities in connection with short sales (where permitted in the Fund’s prospectus and SAI), and other investments or transactions described in the Fund’s prospectus and this SAI, as they may be amended from time to time, are not deemed to be borrowings for purposes of this restriction.
4. Make short sales of securities or maintain a short position, except to the extent permitted by the Fund’s prospectus and SAI, as amended from time to time, and applicable law.
5. Invest more than 15% of its net assets in illiquid investments as determined pursuant to Rule 22e-4 under the 1940 Act and the Fund’s procedures adopted thereunder.
C.
NON-FUNDAMENTAL TAX RESTRICTIONS OF THE FUND
The Fund must:
1. Maintain its assets so that, at the close of each quarter of its taxable year,
(a) at least 50% of the fair market value of its total assets is comprised of cash, cash items, U.S. Government securities, securities of other regulated investment companies and other securities (including bank loans), limited in respect of any one issuer to no more than 5% of the fair market value of the Fund’s total assets and 10% of the outstanding voting securities of such issuer, and
(b) no more than 25% of the fair market value of its total assets is invested in the securities (including bank loans) of any one issuer (other than U.S. Government securities and securities of other regulated investment companies), or of two or more issuers controlled by the Fund and engaged in the same, similar, or related trades or businesses, or of one or more qualified publicly traded partnerships.
These tax-related limitations are subject to cure provisions under applicable tax laws and may be changed by the Board without shareholder approval to the extent appropriate in light of changes to applicable tax law requirements.
D.
CLASSIFICATION
The Fund has elected to be classified as a non-diversified series of an open-end management investment company which means that the Fund is not required to comply with the diversification rules of the 1940 Act, although the Fund must meet the tax-related diversification requirements set forth in Section C above.
E.
ADDITIONAL INFORMATION REGARDING INVESTMENT RESTRICTIONS
The information below is not considered to be part of the Fund’s fundamental policies and is provided for informational purposes only.

Except with respect to the asset coverage requirements included in the limitation on borrowing set forth in Section A.1 above, if the percentage restrictions on investments described in this SAI and the Prospectus are adhered to at the time of investment, a later increase or decrease in such percentage resulting from a change in the values of securities or loans, a change in the Fund’s net assets or a change in security characteristics is not a violation of any of such restrictions.
With respect to investment restriction A.2, the 1940 Act does not define what constitutes “concentration” in an industry. However, the SEC has taken the position that an investment in excess of 25% of the Fund’s total assets in one or more issuers conducting their principal business activities in the same industry generally constitutes concentration. The Fund does not apply this restriction to municipal securities, repurchase agreements collateralized by securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, or other investment companies. To the extent an underlying investment company has adopted an 80% policy that indicates investment in a particular industry, the Fund will take such policy into consideration for purposes of the Fund’s industry concentration policy.
With respect to investment restriction A.5, the 1940 Act does not directly restrict the Fund’s ability to invest in real estate, but does require that every fund have a fundamental investment policy governing such investments. The Fund may acquire real estate as a result of ownership of securities or other instruments and the Fund may invest in securities or other instruments backed by real estate or securities of companies engaged in the real estate business or real estate investment trusts. The Fund is limited in the amount of illiquid assets it may purchase, and to the extent that investments in real estate are considered illiquid, Rule 22e-4 generally limits the Fund’s purchases of illiquid investments to 15% of its net assets.
With respect to investment restriction A.6, although the 1940 Act does not directly limit the Fund’s ability to invest in physical commodities or contracts relating to physical commodities, the Fund’s investments in physical commodities or contracts relating to physical commodities may be limited by the Fund’s intention to qualify as a registered investment company, as at least 90% of its gross income must come from certain qualifying sources of income, and income from physical commodities or contracts relating to physical commodities does not constitute qualifying income for this purpose. In addition, to the extent that any physical commodity or contracts relating to a physical commodity is considered to be an illiquid investment, Rule 22e-4 generally limits the Fund’s purchases of illiquid investments to 15% of its net assets. In addition, for purposes of the Fund’s commodities limitation, all futures contracts in which the Fund may invest will be listed on a U.S. futures exchange and trade contemporaneously with the fund’s shares. Other restrictions that could also limit the Fund’s investment in physical commodities or contracts relating to physical commodities include where that investment implicates the Fund’s diversification, concentration, or securities-related issuer policies, and where the Fund would need to take certain steps as set forth in its policies to avoid being considered to issue any class of senior securities.
F.
CERTAIN INVESTMENT STRATEGIES, RISKS AND CONSIDERATIONS
The investment objective and principal investment strategies for the Fund are discussed in the Fund's prospectus. Set forth below are further descriptions of certain types of investments and investment strategies used by the Fund. Please see the Fund's prospectus and the “Investment Objectives and Policies” section of this SAI for further information on the Fund’s investment policies and risks.
Certain descriptions in the Fund's prospectus and this SAI of a particular investment practice or technique in which the Fund may engage or a financial instrument that the Fund may purchase are meant to describe the spectrum of investments that the Fund’s sub-adviser, in its discretion, might, but is not required to, use in managing the Fund’s portfolio assets in accordance with the Fund’s investment objective, policies and restrictions. It is possible that certain types of financial instruments or techniques may not be available, permissible or effective for their intended purposes in all markets.
Investments in a new Fund with limited operating history gives rise to additional risks because there can be no assurance that the new Fund will grow to or be able to maintain an economically viable size. To the extent the Fund fails to grow to and maintain an economically viable size, the Board may decide to liquidate the Fund or reorganize the Fund into another Fund. While shareholder interests will be the paramount consideration, the timing of any liquidation or reorganization may not be favorable to certain individual shareholders.
The Fund has currently elected not to register with the Commodity Futures Trading Commission (“CFTC”) as a commodity pool. As a result, the Fund will not purchase commodity futures, commodity options contracts, or swaps if, immediately after and as a result of such purchase, (i) the Fund’s aggregate initial margin and premiums posted for its non-bona fide hedging trading in these instruments exceeds 5% of the liquidation value of the Fund’s portfolio (after taking into account unrealized profits and losses and excluding the in the-money amount of an option at the time of purchase) or (ii) the aggregate net notional value of the Fund’s positions in such instruments not used solely for bona fide hedging purposes exceeds 100% of the liquidation value of the Fund’s portfolio (after taking into account unrealized profits and losses). The Fund may choose to change its election at any time.

Investment Risks
The table and discussion set forth below provide descriptions of some of the types of investments and investment strategies that the Fund may use, and the risks and considerations associated with those investments and investment strategies. Please see the Fund's prospectus and the “Investment Objectives and Policies” section of this SAI for further information on the Fund’s investment policies and risks. Information contained in this section about the risks and considerations associated with the Fund’s investments and/or investment strategies applies only to the Fund.
The Fund may engage in any of the investment strategies or purchase any of the investments described below directly, through its investment in one or more other investment companies, or through hybrid instruments, structured investments, or other derivatives.
Large Cap Growth ETF
Active Investment Management Risk	X
Active Trading Risk	X
Arbitrage Risk	X
Asset Coverage Risk	X
Authorized Participant Concentration Risk	X
Borrowing Risk	X
Call Risk	X
Cash Transactions Risk	X
Counterparty Risk	X
Currency Risk	X
Cybersecurity Risk	X
Depositary Receipts Risk	X
Derivatives Risk	X
Hedging Risk	X
Futures Contracts Risk	X
Foreign Currency Transactions Risk	X
Risk Factors in Derivative Instruments	X
Regulatory Aspects of Derivatives and Hedging Instruments	X
Equity Risk	X
ESG Consideration Risk	X
Exchange-Traded Funds (ETFs) Risk	X
Exchange-Traded Notes (ETNs) Risk	X
Fixed Income Securities Risk	X
Fluctuation of Net Asset Value and Market Price Risk	X
Foreign Investments Risk	X
Settlement Risk	X
Fund Structure Risk	X
Government Intervention in Financial Markets Risk	X
Growth Investing Style Risk	X
Illiquid Investments Risk	X
Inflation Risk	X
Initial Public Offerings (“IPO”) Risk	X
Interest Rate Risk	X
Interfund Lending Program Risk	X
Investments in Emerging Market Securities Risk	X
Large Cap Securities Risk	X
Large Shareholder Transaction Risk	X
LIBOR Risk	X
Liquidation of Fund Risk	X
Market Price Risk	X
Market Risk	X
Mid Cap Securities Risk	X
Money Market Instruments and Temporary Investment Strategies	X
New Fund Risk	X
No Guarantee of Active Trading Market Risk	X
Non-Diversification Risk	X
Operational Risks	X
Other Investment Companies Risk	X
Preferred Stock Risk	X
Quantitative Investing Risk	X
Real Estate Investment Trusts (“REITs”) Risk	X
Real Estate Related Securities Risks	X
Repurchase Agreements Risk	X
Restricted Securities Risk	X
Secondary Trading Market Issues	X

Large Cap Growth ETF
Sector Investment Risk	X
Information Technology Sector Risk	X
Consumer Discretionary Sector Risk	X
Securities Lending Risk	X
Small Capitalization Securities Risk	X
Tracking Basket Structure Risk	X
Trading Halt Risk	X
Trading Issues Risk	X
Use as an Underlying Fund Risk	X
U.S. Government Securities Risk	X
Treasury Inflation-Protection Securities	X
Valuation Risk	X
Volatility Risk	X
Zero Coupon Securities Risk	X
ACTIVE INVESTMENT MANAGEMENT RISK. The risk that, if a portfolio manager’s investment decisions and strategy do not perform as expected, the Fund could underperform its peers or lose money. The Fund’s performance depends on the portfolio managers’ judgment about a variety of factors, such as markets, interest rates and/or the attractiveness, relative value, liquidity, or potential appreciation of particular investments made for the Fund’s portfolio. The portfolio managers’ investment models may not adequately take into account certain factors, may perform differently than anticipated and may result in the Fund having a lower return than if the portfolio managers used another model or investment strategy.
ACTIVE TRADING RISK. Active or frequent trading of the Fund’s portfolio securities could increase the Fund’s transaction costs and may increase an investor’s tax liability as compared to a fund with less active trading policies. These effects may adversely affect Fund performance.
ARBITRAGE RISK. Unlike ETFs that publicly disclose their complete portfolio holdings each business day, the Fund discloses the Tracking Basket and Tracking Basket Weight Overlap, which is intended to allow market participants to estimate the value of positions in Fund shares. Although this information is designed to facilitate arbitrage opportunities in Fund shares to reduce bid/ask spread and minimize discounts or premiums between the market price and NAV of Fund shares, there is no guarantee the Fund’s arbitrage mechanism will operate as intended or that the Fund will not experience wide bid/ask spreads and/or large discounts or premiums to NAV. In addition, market participants may attempt to use the disclosed information to “reverse engineer” the Fund’s trading strategy, which, if successful, could increase opportunities for predatory trading practices that may have the potential to negatively impact the Fund’s performance. These practices may include front running (trading ahead of the Fund) or free riding (mirroring the Fund’s strategies).
ASSET COVERAGE RISK. To the extent required by the 1940 Act and current SEC regulations, if the Fund engages in transactions that are borrowings or expose the Fund to certain obligations to another party and the Fund elects to treat those obligations as borrowings, the Fund will maintain assets with a value sufficient at all times to meet the asset coverage ratio required by the 1940 Act and other applicable rules and regulations. The need to maintain this level of assets could impede portfolio management or the Fund’s ability to meet redemption requests or other current obligations. The Fund reserves the right to modify its asset coverage policies in the future to comply with any changes in the SEC’s positions regarding asset coverage.
AUTHORIZED PARTICIPANT CONCENTRATION RISK. Only an authorized participant may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of intermediaries that act as authorized participants, and none of these authorized participants are or will be obligated to engage in creation or redemption transactions. To the extent that these intermediaries exit the business or are unable to or choose not to proceed with creation and/or redemption orders with respect to the Fund and no other authorized participant is able to step forward to create or redeem, shares may be more likely to trade at a discount to NAV and possibly face trading halts and/or delisting. The authorized participant concentration risk may be heightened due to the fact that the Fund does not disclose its portfolio holdings daily, unlike certain other actively managed ETFs, and could be greater during market disruptions or periods of market volatility and in scenarios where authorized participants have limited or diminished access to the capital required to post collateral.
BORROWING RISK. The Fund may borrow money to the extent set forth under “Investment Objectives and Policies.” The Fund does not intend to borrow for leverage purposes, except as may be set forth under “Investment Objectives and Policies.” Interest paid on borrowings will decrease the net earnings of the Fund and will not be available for investment.
CALL RISK. Call risk is the risk that an issuer, especially during periods of falling interest rates, may redeem a security by repaying it early. Issuers may call outstanding securities prior to their maturity due to a decline in interest rates, a change in credit spreads or changes to or improvements in the issuer’s credit quality. If an issuer calls a security in which the Fund has invested, the Fund may not recoup the full amount of its initial investment and may be forced to reinvest the money it receives in lower-yielding securities, securities with greater credit risks or securities with other, less favorable features. This could potentially lower the Fund’s income, yield and its distributions to shareholders.

CASH TRANSACTIONS RISK. The Fund may effect creations and redemptions partly or wholly for cash, rather than through in-kind distributions of securities. As a result, an investment in the Fund may be less tax-efficient than an investment in an ETF that primarily or wholly effects creations and redemptions in-kind. ETFs generally are able to make in-kind redemptions and thereby avoid being taxed on gain on the distributed portfolio securities at the Fund level. Because the Fund may effect redemptions partly or wholly for cash, rather than in-kind, it may be required to sell portfolio securities in order to obtain the cash needed to distribute redemption proceeds, which involves transaction costs. If the Fund realizes a gain on these sales, the Fund generally will be required to recognize a gain it might not otherwise have recognized, or to recognize such gain sooner than would be required if it were to distribute portfolio securities in-kind. The Fund generally distributes these gains to shareholders to avoid capital gains taxes at the Fund level and the need to otherwise comply with the special tax rules that apply to such gains. This strategy may cause shareholders to be required to pay a tax on gains they would not otherwise have to pay or to pay such tax at an earlier date than would be the case if they had made an investment in a different ETF. Moreover, cash transactions may have to be carried out over several days if the securities markets are relatively illiquid at the time the Fund must sell securities and may involve considerable brokerage fees and taxes. These brokerage fees and taxes, which will be higher than if the Fund sold and redeemed its shares principally in-kind, will be passed on to purchasers and redeemers of Creation Units in the form of creation and redemption transaction fees. As a result of these factors, the spreads between the bid and the offered prices of the Fund’s shares may be wider than for shares of ETFs that transact primarily in-kind.
COUNTERPARTY RISK. With respect to certain transactions, such as repurchase agreements, the Fund will be exposed to the risk that the counterparty to the transaction may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise to honor its obligations. In the event of a bankruptcy or insolvency of a counterparty, the Fund could experience delays in liquidating its positions and significant losses, including declines in the value of its investment during the period in which the Fund seeks to enforce its rights, the inability to realize any gains on its investment during such period and any fees and expenses incurred in enforcing its rights. The Fund also bears the risk of loss of the amount expected to be received under a derivative transaction in the event of the default or bankruptcy of a counterparty.
CURRENCY RISK. The risk that the value of the Fund’s investments in foreign securities or currencies will be affected by the value of the applicable currency relative to the U.S. dollar. Foreign currency exchange rates may fluctuate significantly over short periods of time for a number of reasons, including: interest rates, inflation, changes in balance or payments and governmental surpluses or deficits, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the U.S. or abroad. Changes in foreign currency exchange rates will affect the U.S. dollar market value of securities denominated in such foreign currencies and any income received or expenses paid by the Fund in that foreign currency. This may affect the Fund’s share price, income and distributions to shareholders. When the Fund sells a foreign currency or foreign currency denominated security, its value may be worth less in U.S. dollars even if the investment increases in value in its local market. U.S. dollar-denominated securities of foreign issuers may also be affected by currency risk, as the revenue earned by issuers of these securities may also be affected by changes in the issuer’s local currency. Currency markets generally are not as regulated as securities markets. Currency risk may be particularly high to the extent that the Fund invests in foreign securities or currencies that are economically tied to emerging market countries. Some countries may have fixed or managed currencies that are not free-floating against the U.S. dollar. The dollar value of foreign investments may be affected by exchange controls. The Fund may be positively or negatively affected by governmental strategies intended to make the U.S. dollar, or other currencies in which the Fund invests, stronger or weaker. Certain currencies may not be internationally traded, which could cause illiquidity with respect to the Fund’s investments in that currency and any securities denominated in that currency. Some countries may adopt policies that would prevent the Fund from transferring cash out of the country or withhold portions of interest and dividends at the source. Certain currencies have experienced a steady devaluation relative to the U.S. dollar. Any devaluations in the currencies in which the Fund’s portfolio securities are denominated may have a detrimental impact on the Fund. Where the exchange rate for a currency declines materially after the Fund’s income has been accrued and translated into U.S. dollars, the Fund may need to redeem portfolio securities to make required distributions. Similarly, if an exchange rate declines between the time the Fund incurs expenses in U.S. dollars and the time such expenses are paid, the Fund will have to convert a greater amount of the currency into U.S. dollars in order to pay the expenses. Investing in foreign currencies for purposes of gaining from projected changes in exchange rates further increases the Fund’s exposure to foreign securities losses.
CYBERSECURITY RISK. Cybersecurity breaches are either intentional or unintentional events that allow an unauthorized party to gain access to Fund assets, customer data, or proprietary information, or cause the Fund or Fund service provider to suffer data corruption or lose operational functionality. Intentional cybersecurity incidents include: unauthorized access to systems, networks, or devices (such as through “hacking” activity); infection from computer viruses or other malicious software code; and attacks that shut down, disable, slow, or otherwise disrupt operations, business processes, or website access or functionality. In addition, unintentional incidents can occur, such as the inadvertent release of confidential information. Recently, geopolitical tensions may have increased the scale and sophistication of deliberate cybersecurity attacks, particularly those from nation-states or from entities with nation-state backing.

A cybersecurity breach could result in the loss or theft of customer data or funds, the inability to access electronic systems (“denial of services”), loss or theft of proprietary information or corporate data, physical damage to a computer or network system, or costs associated with system repairs, any of which could have a substantial impact on the Fund. For example, in a denial of service, Fund shareholders could lose access to their electronic accounts indefinitely, and employees of the Investment Manager, the Sub-Adviser, or the Fund's other service providers may not be able to access electronic systems to perform critical duties for the Fund, such as trading, NAV calculation, shareholder accounting, or fulfillment of Fund share purchases and redemptions. Cybersecurity incidents could cause the Fund, the Investment Manager, the Sub-Adviser, or other service provider to incur regulatory penalties, reputational damage, compliance costs associated with corrective measures, or financial loss. They may also result in violations of applicable privacy and other laws. In addition, such incidents could affect issuers in which the Fund invests, thereby causing the Fund’s investments to lose value.
The Investment Manager, the Sub-Adviser, and their affiliates have established risk management systems that seek to reduce cybersecurity risks, and business continuity plans in the event of a cybersecurity breach. However, there are inherent limitations in such plans, including that certain risks have not been identified, and there is no guarantee that such efforts will succeed, especially since none of the Investment Manager, the Sub-Adviser, or their affiliates controls the cybersecurity systems of the Fund's third-party service providers (including the Fund's custodian), or those of the issuers of securities in which the Fund invests.
DEPOSITARY RECEIPTS RISK. The Fund may invest in securities of foreign issuers in the form of depositary receipts or other securities that are convertible into securities of foreign issuers. Examples of depositary receipts include American Depositary Receipts (“ADRs”). ADRs are receipts typically issued by a U.S. bank or trust company that evidence underlying securities issued by a foreign corporation. ADRs are traded on U.S. securities exchanges, or in over-the-counter markets, and are denominated in U.S. dollars. The value of a depositary receipt will fluctuate with the value of the underlying security, reflect changes in exchange rates and otherwise involve the same risks associated with the foreign securities that they evidence or into which they may be converted. Depositary receipts are generally subject to the same risks as the foreign securities that they evidence or into which they may be converted.
DERIVATIVES RISK. The Fund may use instruments called derivatives or derivative instruments. A derivative is a financial instrument the value of which is derived from the value of one or more underlying securities, commodities, currencies, indices, debt instruments, other derivatives or any other agreed upon pricing index or arrangement (e.g., the movement over time of the Consumer Price Index or freight rates) (each an “Underlying Instrument”). Derivative contracts are either physically settled, which means the parties trade the Underlying Instrument itself, or cash settled, which means the parties simply make cash payments based on the value of the Underlying Instrument (and do not actually deliver or receive the Underlying Instrument). Derivatives may allow the Fund to increase or decrease the level of risk to which the Fund is exposed more quickly and efficiently than transactions in other types of instruments.
Many derivative contracts are traded on securities or commodities exchanges, the contract terms are generally standard, and the parties make payments due under the contracts through the exchange. Most exchanges require the parties to post margin against their obligations under the contracts, and the performance of the parties’ obligations under such contracts is usually guaranteed by the exchange or a related clearing corporation.
Depending on how the Fund uses derivatives and the relationships between the market values of the derivative and the Underlying Instrument, derivatives could increase or decrease the Fund’s exposure to the risks of the Underlying Instrument. Derivative contracts may also expose the Fund to additional liquidity and leverage risks. See “Risk Factors in Derivative Instruments” below.
The Fund may use derivatives for various purposes, including for cash flow management or, as part of its overall investment strategy, to seek to replicate the performance of a particular index or to seek to enhance returns. The use of derivatives to seek to enhance returns is considered speculative because the Fund is primarily seeking to achieve gains rather than to offset, or hedge, the risks of other positions. When the Fund invests in a derivative for speculative purposes, the Fund is fully exposed to the risks of loss of that derivative, which may sometimes be greater than the cost of the derivative itself. The Fund may not use any derivative to gain exposure to an asset or class of assets that it would be prohibited by its investment restrictions from purchasing directly.
Hedging Risk. The Fund may use derivative instruments to offset the risks, or to “hedge” the risks, associated with other Fund holdings. For example, derivatives may be used to hedge against movements in interest rates, currency exchange rates and the equity markets through the use of futures transactions. Derivatives may also be used to hedge against duration risk in fixed-income investments. Losses on one Fund investment may be substantially reduced by gains on a derivative that reacts to the same market movements in an opposite manner. However, while hedging can reduce losses, it can also reduce or eliminate gains or cause losses if the market moves in a manner different from that anticipated by the Fund or if the cost of the derivative offsets the advantage of the hedge.
Among other risks, hedging involves correlation risk, which is the risk that changes in the value of the derivative will not match (i.e., will not offset) changes in the value of the holdings being hedged as expected by the Fund. In such a case, any losses on the Fund holdings being hedged may not be reduced or may even be increased as a result of the use of the derivative. The inability to close futures positions also could have an adverse impact on the Fund’s ability effectively to hedge its portfolio.

There can be no assurance that the use of hedging transactions will be effective. The Fund is not required to engage in hedging transactions, and the Fund may choose not to do so. A decision as to whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends.
The Fund might not employ any of the derivatives strategies described below, and there can be no assurance that any strategy used will succeed. The Fund’s success in employing derivatives strategies may depend on the sub-adviser’s correctly forecasting interest rates, market values or other economic factors, and there can be no assurance that the sub-adviser’s forecasts will be accurate. If the sub-adviser’s forecasts are not accurate, the Fund may end up in a worse position than if derivatives strategies had not been employed at all. The Fund’s ability to use certain derivative transactions may be limited by tax considerations and certain other legal considerations. Further, suitable derivative transactions might not be available at all times or in all circumstances. Described below are certain derivative instruments and trading strategies the Fund may use (either separately or in combination) in seeking to achieve their overall investment objectives.
Futures Contracts Risk. A futures contract, which is a type of derivative, is a standardized, exchange-traded contract that obligates the purchaser to take delivery, and the seller to make delivery, of a specified quantity of an Underlying Instrument at a specified price and specified future time, or to make a cash settlement payment. The Fund is generally permitted to invest in futures contracts with respect to, but not limited to, U.S. equity securities. All futures contracts in which the Fund may invest will be listed on a U.S. futures exchange and trade contemporaneously with the Fund’s shares.
No price is paid upon entering into a futures contract. Rather, when the Fund purchases or sells a futures contract, it is required to post margin (“initial margin”) with the futures commission merchant (“FCM”) executing the transaction. The margin required for a futures contract is usually less than 10% of the contract value, but it is set by the exchange on which the contract is traded and may by modified during the term of the contract. Subsequent payments, known as “variation margin,” to and from the FCM, will then be made daily as the security underlying the futures contract fluctuates (a process known as “marking to market”). If the Fund has insufficient cash available to meet daily variation margin requirements, it might need to sell securities at a time when such sales are disadvantageous. Futures involve substantial leverage risk.
The sale of a futures contract limits the Fund’s risk of loss, prior to the futures contract’s expiration date, from a decline in the market value of portfolio holdings correlated with the futures contract. In the event the market values of the portfolio holdings correlated with the futures contract increase rather than decrease, however, the Fund will realize a loss on the futures position and a lower return on the portfolio than would have been realized without the purchase of the futures contract.
Positions taken in the futures markets are usually not held to maturity but instead liquidated through offsetting transactions that may result in a profit or loss. While the Fund’s futures contracts will usually be liquidated in this manner, the Fund may instead make or take delivery of the Underlying Instrument whenever it appears economically advantageous to do so.
Risks Associated with Futures – The primary risks associated with the use of futures contracts are: (a) imperfect correlation between the change in market value of instruments held by the Fund and the price of the futures contract; (b) the possible lack of an active market for a futures contract, and the resulting inability to close the futures contract when desired; (c) losses, which are potentially unlimited, caused by unanticipated market movements; (d) the sub-adviser’s failure to predict correctly the direction of securities prices and other economic factors; and (e) the possibility that the counterparty will default in the performance in its obligations. Futures contracts also involve brokerage costs, and require margin deposits. Moreover, futures are inherently volatile, and the Fund’s ability to engage in futures transactions may be limited by tax considerations and other legal considerations.
U.S. futures exchanges limit the amount of fluctuation in futures contract prices which may occur in a single business day (generally referred to as “daily price fluctuation limits”). The maximum or minimum price of a contract as a result of these limits is referred to as a “limit price.” If the limit price has been reached in a particular contract, no trades may be made beyond the limit price. Limit prices have the effect of precluding trading in a particular contract or forcing the liquidation of contracts at disadvantageous times or prices.
Other Considerations Related to Futures – The Fund will engage in transactions in futures contracts only to the extent such transactions are consistent with the requirements of the Internal Revenue Code of 1986, as amended, (the “Code”) for maintaining qualification as a regulated investment company for U.S. federal income tax purposes.
Foreign Currency Transactions Risk. The Fund also may purchase and sell foreign currency futures contracts and may engage in foreign currency transactions either on a spot (cash) basis at prevailing currency exchange rates or through forward currency contracts. The Fund may engage in these transactions to hedge, directly or indirectly, against currency fluctuations, for other investment purposes and/or to seek to enhance returns. The Fund may enter into currency transactions only with counterparties that a sub-adviser deems to be creditworthy. Certain of the foreign currency transactions the Fund may use are described below.
Risk Factors in Derivative Instruments. Derivatives are volatile and involve significant risks, including:
Correlation Risk – the risk that changes in the value of a derivative instrument will not match the changes in the value of the Fund holdings that are being hedged.

Credit Risk – the risk that the issuer of a security will not be able to make timely principal and interest payments. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may affect the value of the Fund’s investment in and/or exposure to that issuer. The degree of credit risk depends on both the financial condition of the issuer and the terms of the obligation.
Currency Risk – the risk that changes in the exchange rate between currencies will adversely affect the value (in U.S. dollar terms) of an investment.
Index Risk – in respect of index-linked derivatives, the risks associated with changes in the underlying indices. If an underlying index changes, the Fund may receive lower interest payments or experience a reduction in the value of the derivative to below what the Fund paid. Certain indexed securities, including inverse securities (which move in an opposite direction from the reference index), may create leverage to the extent that they increase or decrease in value at a rate that is a multiple of the changes in the applicable index.
Interest Rate Risk – the risk that the value of an investment may decrease when interest rates rise because when interest rates rise, the prices of bonds and fixed rate loans fall. Generally, the longer the maturity of a bond or fixed rate loan, the more sensitive it is to this risk (interest rate risk is commonly measured by a fixed income investment’s duration). Falling interest rates also create the potential for a decline in the Fund’s income.
Leverage Risk – the risk associated with certain types of investments or trading strategies (for example, borrowing money to increase the amount being invested) that relatively small market movements may result in large changes in the value of an investment. Certain investments or trading strategies that involve leverage can result in losses that substantially exceed the amount originally invested.
Liquidity Risk – the risk that certain securities may be difficult or impossible to sell at the time that the seller would like to sell them or at the price the seller believes the security is currently worth , and the risk that the Fund may not be able to meet margin and payment requirements and maintain a derivatives position.
Market Risk – the risk from potential adverse market movements in relation to a Fund’s derivatives positions, or the risk that markets could experience a change in volatility that adversely impacts Fund returns and the Fund’s obligations and exposures.
Operational and Legal Risk - the risk that certain investments may involve risk of operational issues such as documentation issues, settlement issues, system failures, inadequate controls and human error, and the risk of insufficient capacity or authority of a derivatives counterparty and risk related to the legality or enforceability of a derivatives trading contract.
Short Position Risk - The Fund may also take a short position in a derivative instrument, such as a future. A short position in a derivative instrument involves the risk of a theoretically unlimited increase in the value of the underlying instrument which could cause the Fund to suffer a (potentially unlimited) loss.
Tax Risk – The tax treatment of a derivative may not be as favorable as a direct investment in the underlying asset. The use of derivatives may adversely affect the timing, character and amount of income the Fund realizes from its investments, and could impair the ability of the sub-adviser to use derivatives when it wishes to do so.
The potential loss on derivative instruments may be substantial relative to the initial investment therein. The Fund incurs transaction costs in opening and closing positions in derivative instruments. There can be no assurance that the use of derivative instruments will be advantageous.
Derivatives Regulatory Matters - Under Rule 18f-4, the Fund needs to trade derivatives and other transactions that potentially create senior securities (except reverse repurchase agreements) subject to a value-at-risk (“VaR”) leverage limit, certain other testing and derivatives risk management program requirements and requirements related to board reporting. These requirements apply unless the Fund qualifies as a “limited derivatives user,” as defined in Rule 18f-4. Reverse repurchase agreements continue to be subject to the current asset coverage requirements, and the Fund trading reverse repurchase agreements needs to aggregate the amount of indebtedness associated with the reverse repurchase agreements or similar financing transactions with the aggregate amount of any other senior securities representing indebtedness when calculating the Fund’s asset coverage ratio (unless the Fund determines to treat such agreements and transactions as derivatives for all purposes under the rule). Reverse repurchase agreements are not included in the calculation of whether the Fund is a limited derivatives user (unless the Fund determines to treat such agreements and transactions as derivatives for all purposes under the rule), but if the Fund is subject to the VaR testing, reverse repurchase agreements and similar financing transactions are included for purposes of such testing. These requirements may limit the Fund’s ability to use derivatives and reverse repurchase agreements and similar financing transactions as part of the Fund’s investment strategies. These requirements may also increase the cost of the Fund’s investments and cost of doing business, which could adversely affect investors.
Regulatory Aspects of Derivatives and Hedging Instruments. Under the Commodity Exchange Act (“CEA”) and CFTC regulations thereunder, HFMC must either operate within certain guidelines and restrictions with respect to the Fund’s use of futures or be subject to registration with the CFTC as a “commodity pool operator” (“CPO”) with respect to the Fund and be required to operate the Fund in compliance with certain disclosure, reporting, and recordkeeping requirements.

Under current CFTC rules, the investment adviser of a registered investment company may claim an exemption from registration as a CPO only if the registered investment company that it advises uses futures contracts solely for “bona fide hedging purposes,” or limits its use of such instruments for non-bona fide hedging purposes to certain de minimis amounts.
HFMC has filed a notice of eligibility claiming an exclusion from the definition of the term CPO and, therefore, HFMC is not subject to registration or regulation as a CPO under the CEA with regard to the operation of the Fund. Consistent with the investment strategies of certain other funds it manages, HFMC intends to maintain the flexibility to use futures contracts. For this reason, HFMC is subject to registration and regulation as a CPO under the CEA with respect to its service as investment adviser to the Fund. In the event that the Fund engages in transactions that require registration as a CPO in the future, HFMC will comply with applicable regulations. If HFMC operates the Fund subject to CFTC regulation, the Fund may incur additional expenses.
EQUITY RISK. Equity securities represent an ownership interest, or the right to acquire an ownership interest, in a company. Equity securities include but are not limited to common stock, preferred stock, securities convertible into common or preferred stock and warrants or rights to acquire common stock, including options. The value of an equity security may be based on the real or perceived success or failure of the particular company’s business, any income paid to stockholders in the form of a dividend, the value of the company’s assets, general market conditions, or investor sentiment generally. Equity securities may have greater price volatility than other types of investments. These risks are generally magnified in the case of equity investments in distressed companies.
ESG CONSIDERATION RISK. The ESG characteristics that may be evaluated as part of the Fund’s investment process are anticipated to evolve over time and one or more characteristics may not be relevant with respect to all issuers that are eligible for investment. The relevance and weightings of specific ESG characteristics to the investment process varies across asset classes, sectors and strategies. ESG characteristics are not the only factors that may be considered by the portfolio manager(s) and as a result, the companies (or issuers) in which the Fund invests may not be companies (or issuers) with favorable ESG characteristics or high ESG ratings. ESG characteristics may be evaluated differently by different portfolio manager(s) and may not carry the same meaning to all investors and portfolio manager(s). While the portfolio manager(s) believe that the consideration of material ESG characteristics into the Fund’s investment process has the potential to identify financial risks and contribute to the Fund’s long-term performance, there is no guarantee that the consideration of ESG characteristics will result in better performance. The analysis of ESG characteristics is subjective and investors can differ in their views of what constitutes positive or negative ESG characteristics. ESG information and data, including that provided by third parties, may be incomplete, inaccurate, or unavailable, which could adversely affect the analysis relevant to a particular investment. Further, the regulatory landscape with respect to ESG investing in the United States is still developing and future rules and regulations may require the Fund to modify or alter its investment process with respect to ESG consideration.
EXCHANGE-TRADED FUNDS (ETFs) RISK. ETFs are registered investment companies that trade their shares on stock exchanges (such as the NYSE Arca, Cboe BZX, and NASDAQ) at market prices (rather than net asset value) and only are redeemable from the fund itself in large increments or in exchange for baskets of securities. As an exchange traded security, an ETF’s shares are priced continuously and trade throughout the day. ETFs may track a securities index, a particular market sector, a particular segment of a securities index or market sector, or they may be actively managed. An investment in an ETF generally implicates the following risks: (i) the same primary risks as an investment in a fund that is not exchange-traded that has the same investment objectives, strategies and policies of the ETF; (ii) the risk that the ETF may fail to accurately track the market segment or index that underlies its investment objective; (iii) the risk that, to the extent the ETF does not fully replicate the underlying index, the ETF’s investment strategy may not produce the intended results; (iv) the risk of more frequent price fluctuations due to secondary market trading, which may result in a loss to the Fund; (v) the risk that an ETF may trade at a price that is lower than its net asset value; and (vi) the risk that an active market for the ETF’s shares may not develop or be maintained. Also, the Fund will indirectly pay a proportional share of the asset-based fees of the ETFs in which it invests. ETFs are also subject to specific risks depending on the nature of the ETF, such as liquidity risk, sector risk and foreign and emerging market risk, as well as risks associated with fixed income securities, real estate investments and commodities. An investment in an ETF presents the risk that the ETF may no longer meet the listing requirements of any applicable exchanges on which the ETF is listed. Further, trading in an ETF may be halted if the trading in one or more of the securities held by an ETF is halted. Please see “Other Investment Companies Risk” below.
EXCHANGE-TRADED NOTES (ETNs) RISK. ETNs are a type of unsecured, unsubordinated debt security that have characteristics and risks, including credit risk, similar to those of fixed-income securities and trade on a major exchange similar to shares of ETFs. Unlike other types of fixed income securities, however, the performance of ETNs is based upon that of a market index or other reference asset minus fees and expenses, no coupon payments are made and no principal protection exists. The value of an ETN may be affected by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in underlying commodities or securities markets, changes in the applicable interest rates, changes in the issuer’s credit rating and economic, legal, political or geographic events that affect the referenced commodity or security. The Fund’s ability to sell its ETN holdings also may be limited by the availability of a secondary market and the Fund may have to sell such holdings at a discount. ETNs also are subject to counterparty credit risk, fixed-income risk and tracking error risk (where the ETN’s performance may not match or correlate to that of its market index). ETNs also incur certain expenses not incurred by their applicable index.

FIXED INCOME SECURITIES RISK. The Fund is permitted to invest in cash and cash equivalents (which are short-term U.S. Treasury securities, government money market funds, and repurchase agreements).
FLUCTUATION OF NET ASSET VALUE AND MARKET PRICE RISK. Shares of the Fund may trade at a larger premium or discount to the NAV than shares of other ETFs, including ETFs that make their daily holdings public. The NAV of the Fund will generally fluctuate with changes in the market value of the Fund’s holdings. The Fund’s shares are listed on an exchange and can be bought and sold in the secondary market at market prices. The market prices of shares will fluctuate in accordance with changes in NAV and supply and demand on the listing exchange. Although disclosure of the Tracking Basket and Tracking Basket Weight Overlap is designed to facilitate the arbitrage process to permit the shares of the Fund to trade at market prices that are at or close to NAV, it is possible that the market price and NAV will vary significantly. As a result, you may sustain losses if you pay more than the shares’ NAV when you purchase shares, or receive less than the shares’ NAV when you sell shares, in the secondary market. During periods of disruptions to creations and redemptions, the existence of extreme market volatility, or lack of an active trading market for the Fund’s shares, the market price of fund shares is more likely to differ significantly from the Fund’s NAV. During such periods, you may be unable to sell your shares or may incur significant losses if you sell your shares. There are various methods by which investors can purchase and sell shares and various orders that may be placed. Investors should consult their financial intermediary before purchasing or selling shares of the Fund. Disruptions at market makers, Authorized Participants or market participants may also result in significant differences between the market price of the Fund’s shares and the Fund’s NAV. In addition, in stressed market conditions or periods of market disruption or volatility, the market for shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings.
The market price of shares during the trading day, like the price of any exchange-traded security, includes a bid-ask spread charged by the exchange specialist, market makers, or other participants that trade the particular security. In times of severe market disruption or volatility, the bid-ask spread can increase significantly. At those times, shares are most likely to be traded at a discount to NAV, and the discount is likely to be greatest when the price of shares is falling fastest, which may be the time that you most want to sell your shares.
FOREIGN INVESTMENTS RISK. The Fund may only invest in Permissible Investments. The Fund may invest in foreign issuers and borrowers, which include: (1) companies organized outside of the United States, including in emerging market countries; (2) foreign sovereign governments and their agencies, authorities, instrumentalities and political subdivisions, including foreign states, provinces or municipalities; and (3) issuers and borrowers whose economic fortunes and risks are primarily linked with markets outside the United States. These securities may be denominated or quoted in, or pay income in, U.S. dollars or in a foreign currency. Certain companies organized outside the United States may not be deemed to be foreign issuers or borrowers if the issuer’s or borrower’s economic fortunes and risks are primarily linked with U.S. markets.
Investing in securities of foreign issuers and loans to foreign borrowers involves considerations and potential risks not typically associated with investing in obligations issued by U.S. entities. Less information may be available about foreign entities compared with U.S. entities. For example, foreign issuers and borrowers generally are not subject to uniform accounting, auditing and financial reporting standards or to other regulatory practices and requirements comparable to those applicable to U.S. issuers and borrowers. In addition, prices of foreign securities may fluctuate more than prices of securities traded in the United States. Other potential foreign market risks include difficulties in pricing securities, defaults on foreign government securities, difficulties in enforcing favorable legal judgments in foreign courts and political and social conditions, such as diplomatic relations, confiscatory taxation, expropriation, limitation on the removal of funds or assets or imposition of (or change in) exchange control regulations. Legal remedies available to investors in certain foreign countries may be less extensive than those available to investors in the United States or other foreign countries. In addition, changes in government administrations or economic or monetary policies in the United States or abroad could result in appreciation or depreciation of portfolio securities. Any of these actions could severely affect security prices, impair the Fund’s ability to purchase or sell foreign securities or transfer the Fund’s assets or income back into the United States, or otherwise adversely affect the Fund’s operations.
Recent geopolitical events in the European Union and other events (e.g., wars, terrorism or natural disasters) may disrupt securities markets and adversely affect global economies and markets, thereby decreasing the value of the Fund’s investments. Such developments could lead to increased short-term market volatility and may have adverse long-term effects on world economies and markets generally. Those events as well as other changes in regional economic and political conditions could adversely affect individual issuers or related groups of issuers, securities markets, interest rates, credit ratings, inflation, investor sentiment, and other factors affecting the value of the Fund’s investments. Given the increasing interdependence among global economies and markets, conditions in one country, market, or region might adversely affect markets, issuers, and/or foreign exchange rates in other countries.
A default or debt restructuring by any European country would adversely impact holders of that country’s debt, and sellers of credit default swaps linked to that country’s creditworthiness (which may be located in other countries). These events may have an adverse effect on the value and exchange rate of the euro and may continue to significantly affect the economies of every country in Europe, including European Union member countries that do not use the euro and non-European Union member countries. If any member country exits the European Monetary Union, the departing country would face the risks of currency devaluation and its trading partners and banks and others around the world that hold the departing country’s debt would face the risk of significant losses. In addition, the resulting economic instability of Europe and the currency markets in general could have a severe adverse effect on the value of securities held by the Fund.
Certain European countries in which the Fund may invest have recently experienced significant volatility in financial markets and may continue to do so in the future. The impact of the United Kingdom’s departure from the European Union, commonly known as “Brexit,” and the potential departure of one or more other countries from the European Union may have significant political and financial consequences for global markets. These consequences include greater market volatility and illiquidity, currency fluctuations, deterioration in economic activity, a decrease in business confidence and an increased likelihood of a recession in such markets. Uncertainty relating to the United Kingdom’s post-departure framework and relationships may have adverse effects on asset valuations and the renegotiation of trade agreements, as well as an increase in financial regulation in such markets. This may adversely impact Fund performance.
Settlement Risk. Settlement and clearance procedures in certain foreign markets differ significantly from those in the United States. Foreign settlement procedures and trade regulations may involve certain risks (such as delays in payment for or delivery of securities) not typically generated in the settlement of U.S. investments. Settlements in certain foreign countries at times have not kept pace with the number of securities transactions being undertaken; these problems may make it difficult for the Fund to carry out transactions. If the Fund cannot settle or is delayed in settling a purchase of securities, it may miss attractive investment opportunities and certain of its assets may remain uninvested with no return earned thereon for some period. There may also be the danger that, because of uncertainties in the operation of settlement systems in individual markets, competing claims may arise in respect of securities held by or to be transferred to the Fund. Further, compensation schemes may be non-existent, limited or inadequate to meet the Fund’s claims in any of these events. In connection with any of these events, and other similar circumstances, the Fund may experience losses because of failures of or defects in settlement systems.
There are additional and magnified risks involved with investments in emerging or developing markets, which may exhibit greater price volatility and risk of principal, have less liquidity and have settlement arrangements that are less efficient than in developed markets. In addition, the economies of emerging market countries generally are heavily dependent on international trade and, accordingly, have been and may continue to be adversely affected by trade barriers, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade. Emerging market economies also have been and may continue to be adversely affected by economic conditions in the countries with which they trade. See “Investments in Emerging Market Securities Risk” below.
FUND STRUCTURE RISK. Unlike other actively managed ETFs that publish their portfolio holdings on a daily basis, the Fund does not publicly disclose the composition of its portfolio each business day, which may affect the price at which shares of the Fund trade in the secondary market. Given the differences between the Fund and ETFs that disclose their complete holdings daily, there is a risk that market prices of the Fund may vary significantly from NAV, and that the Fund’s shares may trade at a wider bid/ask spread – and, therefore, cost investors more to trade – than shares of other ETFs. These risks are heightened during periods of market disruption or volatility. In addition, although the Fund seeks to benefit from keeping its portfolio information secret, market participants may attempt to use the Tracking Basket to identify the Fund’s trading strategy. If successful, this could result in such market participants engaging in certain predatory trading practices that may have the potential to harm the Fund and its shareholders, such as front running the Fund’s trades of portfolio securities.
GOVERNMENT INTERVENTION IN FINANCIAL MARKETS RISK. Governmental and quasi-governmental authorities and regulators throughout the world have in the past responded to major economic disruptions with a variety of significant fiscal and monetary policy changes, including but not limited to, direct capital infusions into companies, new monetary programs and dramatically increasing or lowering of interest rates. There can be no guarantee that any economic stimulus bills (within the United States or other affected countries throughout the world) will be sufficient or will have their intended effect. In addition, an unexpected or quick reversal of such policies could increase volatility in securities markets, which could adversely affect the Fund’s investments.
In addition, instability in the financial markets during and after the 2008-2009 financial downturn also led the U.S. Government and governments across the world to take a number of actions designed to support certain financial institutions and segments of the financial markets that experienced extreme volatility, and in some cases a lack of liquidity. Most significantly, the U.S. Government has enacted a broad-reaching regulatory framework over the financial services industry and consumer credit markets. Federal, state, and other governments, their regulatory agencies, or self-regulatory organizations may take actions that affect the regulation of the instruments in which the Fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the Fund itself is regulated. Such legislation or regulation could limit or preclude the Fund’s ability to achieve its investment objective.
Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation and performance of the Fund’s portfolio holdings. Furthermore, volatile financial markets can expose the Fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the Fund. The Fund has established procedures to assess the liquidity of portfolio holdings and to value instruments for which market prices may not be readily available. HFMC and the Sub-Adviser, as applicable, will monitor developments and seek to manage the Fund in a manner consistent with achieving the Fund’s investment objective, but there can be no assurance that they will be successful in doing so.
The value of the Fund’s holdings is also generally subject to the risk of future local, national, or global economic disturbances based on unknown weaknesses in the markets in which the Fund invests. In the event of such a disturbance, issuers of securities held by the Fund may experience significant declines in the value of their assets and even cease operations, or may receive government assistance accompanied by increased restrictions on their business operations or other government intervention. In addition, it is not certain that the U.S. Government will intervene in response to a future market disturbance and the effect of any such future intervention cannot be predicted. It is difficult for issuers to prepare for the impact of future financial downturns, although companies can seek to identify and manage future uncertainties through risk management programs.
GROWTH INVESTING STYLE RISK. Growth companies are companies whose earnings and stock prices are expected to grow at a faster rate than the overall market. The price of a growth company’s stock may decrease, or may not increase to the level anticipated by a sub-adviser. Growth companies are often newer or smaller companies, or established companies that may be entering a growth cycle in their business. Growth stocks may be more volatile than other stocks because they are more sensitive to investors’ perceptions of the issuing company’s growth potential. Also, the growth investing style may over time go in and out of favor. At times when the growth investing style is out of favor, the Fund may underperform other equity funds that use different investing styles.
ILLIQUID INVESTMENTS RISK. An illiquid investment means an investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions within seven calendar days without the sale or disposition significantly changing the market value of the investment, as determined under the Fund's liquidity risk management program. The Fund may not be able to sell illiquid securities or other investments when the Sub-Adviser considers it desirable to do so or may have to sell such securities or other investments at a price that is lower than the price that could be obtained if the securities or other investments were more liquid. Illiquid investments also may be more difficult to value due to the lack of reliable market quotations for such securities or investments, and investments in them may have an adverse impact on the Fund’s net asset value.
Securities and other investments purchased by the Fund that are liquid at the time of purchase may subsequently become illiquid due to events relating to the issuer of the security, market events, economic conditions or investor perceptions. Domestic and foreign markets are becoming more and more complex and interrelated such that events in one sector of the market or the economy, or in one geographical region, can reverberate and have negative consequences for other market, economic or regional sectors in a manner that may not be reasonably foreseen.
If one or more instruments in the Fund’s portfolio become illiquid, the Fund may exceed its limit on illiquid instruments. If this occurs, the Fund must take steps to bring the aggregate amount of illiquid instruments back within the prescribed limitations as soon as reasonably practicable. However, this requirement will not force the Fund to liquidate any portfolio instrument where the Fund would suffer a loss on the sale of that instrument.
INFLATION RISK. The Fund's investments may be subject to inflation risk, which is the risk that the real value (i.e., nominal price of the asset adjusted for inflation) of assets or income from investments will be less in the future as inflation decreases the purchasing power and value of money (i.e., as inflation increases, the real value of the Fund's assets can decline). Inflation rates may change frequently and significantly as a result of various factors, including unexpected shifts in the domestic or global economy and changes in monetary or economic policies (or expectations that these policies may change), and the Fund's investments may not keep pace with inflation, which would generally adversely affect the real value of Fund shareholders’ investment in the Fund. This risk is greater for fixed-income instruments with longer maturities. In addition, this risk may be significantly elevated compared to normal conditions because of recent monetary policy measures and the current interest rate environment.
INITIAL PUBLIC OFFERINGS (“IPO”) RISK. Securities issued in IPOs have no trading history, and information about the companies may be available for very limited periods. Some of the companies involved in new industries may be regarded as developmental stage companies, without revenues or operating income, or the near-term prospects of them. Many IPOs are by small- or micro-cap companies that are undercapitalized. In addition, the prices of securities sold in IPOs may be highly volatile or may decline shortly after the IPO is complete. The effect of IPOs on the Fund’s performance depends on a variety of factors, including the number of IPOs the Fund invests in relative to the size of the Fund and whether and to what extent a security purchased in an IPO appreciates and depreciates in value. Although investments in IPOs have the potential to produce substantial gains in a short period of time, there is no assurance that the Fund will have access to profitable IPOs, that any particular IPO will be successful, or that any gains will be sustainable. Investors should not rely on past gains attributable to IPOs as an indication of future performance.
INTEREST RATE RISK. Interest rate risk is the risk that an investment held by the Fund may go down in value when interest rates rise because when interest rates rise, the prices of bonds and fixed rate loans fall. Generally, the longer the maturity of a bond or fixed rate loan, the more sensitive it is to this risk. For this reason, the longer the Fund’s average weighted portfolio maturity, the greater the impact a change in interest rates will have on its share price. A variety of factors can cause interest rates to rise, including central bank monetary policies and inflation rates. Falling interest rates may also lead to a decline in the Fund’s income. Risks associated with rising rates are currently heightened because the Federal Reserve has raised, and may continue to raise, interest rates and inflation is elevated. To the extent the Federal Reserve Board (the “Fed”) raises interest rates, there is a risk that interest rates across the U.S. financial system may rise. Actions taken by the Fed or foreign central banks to stimulate or stabilize economic growth, such as decreases or increases in short-term interest rates, may adversely affect markets, which could, in turn, negatively impact Fund performance. Moreover, rising interest rates may lead to decreased liquidity in the bond markets, making it more difficult for the Fund to value or sell some or all of its bond holdings at any given time. A rise in interest rates could also cause investors to rapidly move out of fixed-income securities, which may increase redemptions in the Fund and subject the Fund to increased liquidity risk. A substantial increase in interest rates may also have an adverse impact on the liquidity of one or more portfolio securities, especially those with longer maturities.
Moreover, in response to the outbreak of COVID-19, as with other serious economic disruptions, governmental authorities and regulators have enacted significant fiscal and monetary policy changes, including, among other things, lowering interest rates. During periods when interest rates are low (or negative), the Fund’s yield (or total return) may also be low and fall below zero. Very low or negative interest rates may magnify interest rate risk. Changing interest rates, including rates that fall below zero, may have unpredictable effects on markets, may result in heightened market volatility and may detract from Fund performance to the extent the Fund is exposed to such interest rates and/or volatility. Certain European countries and Japan have pursued negative interest rate policies. A negative interest rate policy is an unconventional central bank monetary policy tool where nominal target interest rates are set with negative value intended to help create self-sustaining growth in the local economy. To the extent the Fund holds a debt instrument with a negative interest rate, the Fund would generate a negative return on that investment. If negative interest rates become more prevalent in the market, investors may seek to reallocate their investment to other income-producing assets, which could further reduce the value of instruments with a negative yield.
INTERFUND LENDING PROGRAM RISK. The Fund has received exemptive relief from the SEC, which permits the Fund to participate in an interfund lending program. The interfund lending program allows a participating fund to borrow money from and loan money to each other for temporary or emergency purposes. All interfund loans would consist only of uninvested cash reserves that the lending Fund otherwise would invest in short-term repurchase agreements or other short-term instruments. The Fund may participate in the interfund lending program only to the extent that such participation is consistent with the Fund’s investment objectives, restrictions, policies, and limitations.
The program is subject to a number of conditions designed to ensure fair and equitable treatment of all participating funds, including the following: (1) the Fund may not borrow money through the program unless it receives a more favorable interest rate than a rate approximating the lowest interest rate at which bank loans would be available to any of the participating funds under a loan agreement; and (2) the Fund may not lend money through the program unless it receives a more favorable return than that available from an investment in repurchase agreements. Interfund loans and borrowings have a maximum duration of seven days, and loans may be called on one business day’s notice. If the Fund has outstanding bank borrowings, any interfund loan to the Fund would: (a) be at an interest rate equal to or lower than that of any outstanding bank loan, (b) be secured at least on an equal priority basis with at least an equivalent percentage of collateral to loan value as any outstanding bank loan that requires collateral, (c) have a maturity no longer than any outstanding bank loan (and in any event not over seven days), and (d) provide that, if an event of default occurs under any agreement evidencing an outstanding bank loan to the Fund, that event of default will automatically (without need for action or notice by the lending Fund) constitute an immediate event of default under the interfund lending agreement, entitling the lending Fund to call the interfund loan (and exercise all rights with respect to any collateral), and cause such call to be made if the lending bank exercises its right to call its loan under its agreement with the borrowing Fund.
The Fund may borrow on an unsecured basis through the interfund lending program only if its outstanding borrowings from all sources immediately after the borrowing total 10% or less of its total assets, provided that if the Fund has a secured loan outstanding from any other lender, including but not limited to another fund, the Fund’s borrowing will be secured on at least an equal priority basis with at least an equivalent percentage of collateral to loan value as any outstanding loan that requires collateral. If a borrowing fund’s total outstanding borrowings immediately after an interfund loan under the interfund lending program exceed 10% of its total assets, the Fund may borrow through the interfund lending program on a secured basis only. The Fund may not borrow under the interfund lending program or from any other source if its total outstanding borrowings immediately after the borrowing would be more than 33 1/3% of its total assets or any lower threshold provided for by the Fund’s investment restrictions.
The Fund may not lend to another fund through the interfund lending program if the loan would cause the lending Fund’s aggregate outstanding loans through the interfund lending program to exceed 15% of its current net assets at the time of the loan. The Fund’s interfund loans to any one fund shall not exceed 5% of the lending Fund’s net assets.
Participating in the interfund lending program subjects the Fund to certain risks. The Fund borrowing through the program may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed. Any delay in repayment to a lending Fund could result in a lost investment opportunity or additional costs. As of October 31, 2023, the Fund does not engage in interfund lending.
INVESTMENTS IN EMERGING MARKET SECURITIES RISK. The Fund may invest in securities of issuers that conduct their principal business activities in, or whose securities are traded principally on exchanges located in, less developed countries considered to be “emerging markets.” Emerging countries are generally located in Africa, Asia, the Middle East, Eastern and Central Europe and

Central and South America. Investing in emerging market securities involves not only the risks described above with respect to investing in foreign securities, but also other risks that may be more severe and pervasive than those present in foreign countries with more developed markets. Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. The value of the Fund’s investments in emerging markets securities may be adversely affected by changes in the political, economic or social conditions, expropriation, nationalization, limitation on the removal of funds or assets, controls, tax regulations and other restrictions in emerging market countries. In the past, governments of such nations have expropriated substantial amounts of private property, and most claims of the property owners have never been fully settled. There is no assurance that such expropriations will not reoccur. In such circumstances, it is possible that the Fund could lose the entire amount of its investments in the affected market.
Some countries have pervasive corruption and crime that may hinder investments. Certain emerging markets may also face other significant internal or external risks, including the risk of war (such as Russia's invasion of Ukraine and the conflict between Israel and Hamas) and ethnic, religious and racial conflicts. The Fund’s emerging market investments may introduce exposure to economic structures that are generally less diverse and mature than, and to political systems that can be expected to have less stability than, those of developed countries. Other characteristics of emerging markets that may affect investments include national policies that may restrict investment by foreigners in issuers or industries deemed sensitive to relevant national interests and the absence of developed legal structures governing private and foreign investments and private property, and the ability of U.S. authorities (e.g., SEC and the U.S. Department of Justice) and investors (e.g., the Fund) to bring actions against bad actors may be limited. As a result of these legal structures and limitations, the Fund faces the risk of being unable to enforce its rights with respect to its investments in emerging markets, which may cause losses to the Fund. Settlements of trades in emerging markets may be subject to significant delays. The inability to make intended purchases of securities due to settlement problems could cause missed investment opportunities. Losses could also be caused by an inability to dispose of portfolio securities due to settlement problems. Also, the typically small size of the markets for securities of issuers located in emerging markets and the possibility of a low or nonexistent volume of trading in those securities may result in lack of liquidity and price volatility of those securities. In addition, traditional measures of investment value used in the United States, such as price to earnings ratios, may not apply to certain small markets. Also, there may be less publicly available information about issuers in emerging markets than would be available about issuers in more developed capital markets, and such issuers may not be subject to accounting, auditing and financial reporting standards and requirements comparable to those to which U.S. companies are subject. In addition to withholding taxes on investment income, some countries with emerging markets may impose differential capital gains taxes on foreign investors.
The risks outlined above are often more pronounced in “frontier markets” in which the Fund may invest. Frontier markets are those emerging markets that are considered to be among the smallest, least mature and least liquid, and as a result, the risks of investing in emerging markets are magnified in frontier markets. This magnification of risks is the result of a number of factors, including: government ownership or control of parts of the private sector and of certain companies; trade barriers; exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which frontier market countries trade; less uniformity in accounting and reporting requirements; unreliable securities valuation; greater risk associated with custody of securities; and the relatively new and unsettled securities laws in many frontier market countries. In addition, the markets of frontier countries typically have low trading volumes, leading to a greater potential for extreme price volatility and illiquidity. This volatility may be further increased by the actions of a few major investors. For example, a substantial increase or decrease in cash flows of funds investing in these markets could significantly affect local securities prices and, therefore, the net asset value of the Fund. All of these factors make investing in frontier market countries significantly riskier than investing in other countries, including more developed and traditional emerging market countries, and any one of them could cause the net asset value of the Fund’s shares to decline.
In addition to the risks of foreign investing and the risks of investing in emerging or frontier markets, investments in certain countries with recently developed markets and structures, such as Nigeria, Croatia and Russia, implicate certain specific risks. Because of the recent formation of these securities markets and the underdeveloped state of these countries’ banking systems, settlement, clearing and registration of securities transactions are subject to significant risks. Share ownership is often defined and evidenced by extracts from entries in a company’s share register, but such extracts are neither negotiable instruments nor effective evidence of securities ownership. Further, the registrars in these countries are not necessarily subject to effective state supervision or licensed by any governmental entity, there is no central registration system for shareholders and it is possible for the Fund to lose its entire ownership rights through fraud, negligence or mere oversight. In addition, while applicable regulations may impose liability on registrars for losses resulting from their errors, it may be difficult for the Fund to enforce any rights it may have against the registrar or issuer of the securities in the event of loss of share registration. In Croatia, these risks are limited to investments in securities that are not traded on the national stock exchange. However, in other countries, including Nigeria and Russia, all securities investments are subject to these risks. In addition, as much of China’s growth over recent decades has been a result of significant investment in substantial export trade, international trade tensions may arise from time to time which can result in trade tariffs, embargoes, trade limitations, trade wars and other negative consequences. These consequences may trigger a significant reduction in international trade, the oversupply of certain manufactured goods, substantial price reductions of goods and possible failure of individual companies and/or large segments of China’s export industry with a potentially severe negative impact to the

Fund. In addition, it is possible that the continuation or worsening of the current political climate could result in regulatory restrictions being contemplated or imposed in the U.S. or in China that could have a material adverse effect on the Fund’s ability to invest in accordance with its investment policies and/or achieve its investment objective.
LARGE CAP SECURITIES RISK. The securities of large market capitalization companies may underperform other segments of the market because such companies may be less responsive to competitive challenges and opportunities and may be unable to attain high growth rates during periods of economic expansion.
LARGE SHAREHOLDER TRANSACTION RISK. Certain shareholders, including funds advised by HFMC, may from time to time own a substantial amount of the Fund’s shares. In addition, a third-party investor, HFMC or an affiliate of HFMC, an authorized participant, a lead market maker, or another entity may invest in the Fund and hold its investment for a limited period of time solely to facilitate commencement of the Fund or to facilitate the Fund’s achieving a specified size or scale. There can be no assurance that any large shareholder would not redeem its investment, that the size of the Fund would be maintained at such levels or that the Fund would continue to meet applicable listing requirements. In addition, transactions by large shareholders may account for a large percentage of the trading volume on the Fund’s listing exchange and may, therefore, have a material upward or downward effect on the market price of the Fund’s shares.
LIBOR RISK. LIBOR, the London Interbank Offered Rate, was a leading floating rate benchmark used in loans, notes, derivatives and other instruments or investments. As a result of benchmark reforms, publication of most LIBOR settings has ceased. Some LIBOR settings continue to be published but only on a temporary, synthetic and non-representative basis. Regulated entities have generally ceased entering into new LIBOR contracts in connection with regulatory guidance or prohibitions. Public and private sector actors have worked to establish new or alternative reference rates to be used in place of LIBOR. Certain equity and debt securities in which the Fund may invest may have earned interest at (or, some limited circumstances, continue to earn interest at), a floating rate based on LIBOR (or which was previously based on LIBOR) or the relevant benchmark replacement.
The elimination of LIBOR, changes to other reference rates or any other changes or reforms to the determination or supervision of reference rates could have an adverse impact on the market for, or value of, any securities or payments linked to those reference rates, which may adversely affect the Fund’s performance and/or net asset value. It could also lead to a reduction in the interest rates on, and the value of, some LIBOR-based investments and reduce the effectiveness of hedges mitigating risk in connection with LIBOR-based investments. Uncertainty and risk also remain regarding the willingness and ability of issuers and lenders to include enhanced provisions in new and existing contracts or instruments. Consequently, the transition away from LIBOR to other reference rates may lead to increased volatility and illiquidity in markets that are tied to LIBOR, fluctuations in values of LIBOR-related investments or investments in issuers that utilize LIBOR, increased difficulty in borrowing or refinancing and diminished effectiveness of hedging strategies, adversely affecting the Fund’s performance. Furthermore, the risks associated with the expected discontinuation of LIBOR and transition may be exacerbated if the work necessary to effect an orderly transition to an alternative reference rate is not completed in a timely manner. The usefulness of LIBOR as a benchmark could deteriorate anytime during this transition period. Any such effects of the transition process, including unforeseen effects, could result in losses to the Fund.
Replacement rates that have been identified include the Secured Overnight Financing Rate (SOFR, which is intended to replace U.S. dollar LIBOR and measures the cost of overnight borrowings through repurchase agreement transactions collateralized with U.S. Treasury securities) and the Sterling Overnight Index Average Rate (SONIA, which is intended to replace GBP LIBOR and measures the overnight interest rate paid by banks for unsecured transactions in the sterling market), although other replacement rates could be adopted by market participants. On April 3, 2018, the New York Federal Reserve Bank began publishing its alternative rate, the Secured Overnight Financing Rate (“SOFR”). The Bank of England followed suit on April 23, 2018 by publishing its proposed alternative rate, the Sterling Overnight Index Average (“SONIA”). Each of SOFR and SONIA significantly differ from LIBOR, both in the actual rate and how it is calculated, and therefore it is unclear whether and when markets will adopt either of these rates as a widely accepted replacement for LIBOR. On July 29, 2021, the Alternative Reference Rates Committee (“ARRC”) announced that it recommended “Term SOFR,” a similar forward-looking term rate which will be based on SOFR, for business loans. CME Group currently publishes the Term SOFR Rate in one-month, three-month, six-month and twelve-month tenors. As of October 31, 2023, it is unclear how the market will respond to ARRC’s formal recommendation. If no widely accepted conventions develop, it is uncertain what effect broadly divergent interest rate calculation methodologies in the markets will have on the price and liquidity of certain equity and debt securities in which the Fund may invest.
Alteration of the terms of a debt instrument or a modification of the terms of other types of contracts to replace LIBOR or another interbank offered rate (“IBOR”) with a new reference rate could result in a taxable exchange and the realization of income and gain/loss for U.S. federal income tax purposes. The IRS has issued regulations regarding the tax consequences of the transition from IBOR to a new reference rate in debt instruments and non-debt contracts. Under the regulations, alteration or modification of the terms of a debt instrument to replace an operative rate that uses a discontinued IBOR with a qualified rate (as defined in the regulations) including true up payments equalizing the fair market value of contracts before and after such IBOR transition, to add a qualified rate as a fallback rate to a contract whose operative rate uses a discontinued IBOR or to replace a fallback rate that uses a discontinued IBOR with a qualified rate would not be taxable. The IRS may provide additional guidance, with potential retroactive effect.

LIQUIDATION OF FUND RISK. The Board may determine to close and liquidate the Fund at any time. In the event of the liquidation of the Fund, shareholders will receive a liquidating distribution in cash or in-kind equal to their proportionate interest in the Fund. A liquidating distribution may be a taxable event for shareholders who do not hold their shares in a tax deferred account and, depending on a shareholder’s basis in his or her Fund shares, may result in the recognition of a gain or loss for tax purposes.
MARKET PRICE RISK. The NAV of the Fund's shares and the value of your investment may fluctuate. The market prices of the Fund's shares will generally fluctuate in accordance with changes in NAV, changes in the intraday value of the Fund's holdings, as well as the relative supply of and demand for the shares on the listing exchange. Although it is expected that the Fund’s shares will remain listed on an exchange, disruptions to creations and redemptions, the existence of market volatility or lack of an active trading market for the shares (including through a trading halt), as well as other factors, may result in the shares trading significantly above (at a premium to) or below (at a discount to) the Fund’s NAV or the intraday value of the Fund’s holdings. During such periods, you may be unable to sell your shares or may incur significant losses if you sell your shares. There are various methods by which investors can purchase and sell shares and various orders that may be placed. Investors should consult their financial intermediary before purchasing or selling shares of the Fund. Neither the Investment Manager nor the Sub-Adviser can predict whether the Fund's shares will trade below, at or above their NAV. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for the Fund's shares will be closely related to, but not identical to, the same forces influencing the prices of the Fund's holdings trading individually or in the aggregate at any point in time. Authorized participants may be less willing to create or redeem Fund shares if there is a lack of an active market for such shares or the Fund’s underlying investments, which may contribute to the Fund’s shares trading at a premium or discount to NAV. In addition, unlike other types of ETFs, the Fund is not an index fund. The Fund is actively managed and does not seek to replicate the performance of a specified index. There can be no assurance as to whether and/or the extent to which the Fund's shares will trade at premiums or discounts to NAV or to the intraday value of the Fund's holdings.
MARKET RISK. Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that such markets will go down sharply and unpredictably. Securities or other investments may decline in value due to factors affecting securities markets generally or individual issuers. The value of a security or other investment may change in value due to general market conditions that are not related to a particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The value of a security or other investment may also change in value due to factors that affect an individual issuer or a particular sector or industry. During a general downturn in the securities or other markets, multiple asset classes may decline in value simultaneously. When markets perform well, there can be no assurance that securities or other investments held by the Fund will participate in or otherwise benefit from the advance. Any market disruptions, including those arising out of geopolitical events, including wars, military conflicts, pandemics, epidemics or natural/environmental disasters, could also prevent the Fund from executing advantageous investment decisions in a timely manner.
A widespread health crisis, such as a global pandemic, could cause substantial market volatility, exchange trading suspensions or restrictions and closures of securities exchanges and businesses, impact the ability to complete redemptions, and adversely impact Fund performance. The outbreak of COVID-19, a respiratory disease caused by a novel coronavirus, negatively affected the worldwide economy, created supply chain disruptions and labor shortages, and impacted the financial health of individual companies and the market in significant and unforeseen ways. The future impact of COVID-19 is currently unknown. The effects to public health, business and market conditions resulting from COVID-19 pandemic may have a significant negative impact on the performance of the Fund’s investments, including exacerbating other pre-existing political, social and economic risks.
Relatively high market volatility and reduced liquidity in credit and fixed-income markets may adversely affect many issuers worldwide. Actions taken by the Fed or foreign central banks to stimulate or stabilize economic growth, such as interventions in currency markets, could cause high volatility in the equity and fixed-income markets. Reduced liquidity may result in less money being available to purchase raw materials, goods, and services from emerging markets, which may, in turn, bring down the prices of these economic staples. It may also result in emerging-market issuers having more difficulty obtaining financing, which may, in turn, cause a decline in their securities prices. In addition, while interest rates have been unusually low in recent years in the U.S. and abroad, any decision by the Fed to adjust the target federal funds rate, among other factors, could cause markets to experience continuing high volatility. A significant increase in interest rates may cause a decline in the market for equity securities. Also, regulators have expressed concern that rate increases may contribute to price volatility. These events and the possible resulting market volatility may have an adverse effect on the Fund. Political turmoil within the U.S. and abroad may also impact the Fund. Similarly, political events within the U.S. at times have resulted, and may in the future result, in a shutdown of government services, which could negatively affect the U.S. economy, decrease the value of Fund investments, and increase uncertainty in or impair the operation of the U.S. or other securities markets.
U.S. and global markets recently have experienced increased volatility, including as a result of the recent failures of certain U.S. and non-U.S. banks, which could be harmful to the Funds and issuers in which they invest. For example, if a bank in which the Fund or issuer has an account fails, any cash or other assets in bank accounts may be temporarily inaccessible or permanently lost by the Fund or issuer. If a bank that provides a subscription line credit facility, asset-based facility, other credit facility and/or other services to an issuer fails, the issuer could be unable to draw funds under its credit facilities or obtain replacement credit facilities or other services from other lending institutions with similar terms. Even if banks used by issuers in which the Fund invests remain solvent, continued volatility in the banking sector could cause or intensify an economic recession, increase the costs of banking services or result in the issuers being unable to obtain or refinance indebtedness at all or on as favorable terms as could otherwise have been obtained. Conditions in the banking sector are evolving, and the scope of any potential impacts to the Fund and issuers, both from market conditions and also potential legislative or regulatory responses, are uncertain. Continued market volatility and uncertainty and/or a downturn in market and economic and financial conditions, as a result of developments in the banking industry or otherwise (including as a result of delayed access to cash or credit facilities), could have an adverse impact on the Fund and issuers in which they invest.
Although interest rates were unusually low in recent years in the U.S. and abroad, recently, the Federal Reserve began to raise interest rates as part of its efforts to address rising inflation. It is difficult to accurately predict the pace at which the Federal Reserve will continue to increase interest rates, or the timing, frequency or magnitude of any such increases. Additionally, various economic and political factors could cause the Federal Reserve to change its approach in the future and the Federal Reserve’s actions may result in an economic slowdown. A general rise in interest rates has the potential to cause investors to move out of fixed-income securities on a large scale, which may increase redemptions from funds that hold large amounts of fixed-income securities. To the extent that the Fed reduces its holdings in securities and raises the federal funds rate, there is a risk that interest rates across the financial industry will rise. A general rise in interest rates has the potential to cause investors to move out of fixed-income securities on a large scale, which may increase redemptions from funds that hold large amounts of fixed-income securities.
MID CAP SECURITIES RISK. Mid capitalization securities involve greater risks than those associated with larger, more established companies and may be subject to more abrupt or erratic price movements. Securities of such issuers may lack sufficient market liquidity to enable the Fund to effect sales at an advantageous time or without a substantial drop in price. These companies often have narrower markets, more limited operating or business history and more limited managerial or financial resources than larger, more established companies. As a result, their performance can be more volatile and they face greater risk of business failure, which could increase the volatility of the Fund’s portfolio. Generally, the smaller the company’s size, the greater these risks.
MONEY MARKET INSTRUMENTS AND TEMPORARY INVESTMENT STRATEGIES. The Fund may hold cash and invest in cash equivalents (which are short-term U.S. Treasury securities, government money market funds, and repurchase agreements) for temporary defensive purposes in response to adverse market, economic or political conditions when its sub-adviser, subject to the overall supervision of HFMC, deems it appropriate. Under such conditions, the Fund may not invest in accordance with its investment objective or principal investment strategy. As a result, there is no assurance that the Fund will achieve its investment objective and it may lose the benefit of market upswings.
The Fund may also invest in affiliated and unaffiliated government money market funds that invest in money market instruments, as permitted by regulations adopted under the 1940 Act.
NEW FUND RISK. A fund with a limited operating history may be subject to additional risks. There can be no assurance that a new Fund will grow to an economically viable size, in which case the Fund may cease operations. In such an event, investors may be required to liquidate or transfer their investments at an inopportune time.
NO GUARANTEE OF ACTIVE TRADING MARKET RISK. While the Fund’s shares are listed on a national exchange, there can be no assurance that active trading markets for shares will be maintained by market makers or authorized participants. Decisions by market makers or authorized participants to reduce their role or “step away” from these activities in times of market stress may inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying value of the Fund’s holdings and the Fund’s NAV. Such reduced effectiveness could result in the Fund’s shares trading at a discount to its NAV and also in greater than normal intraday bid/ask spreads for the Fund’s shares.
NON-DIVERSIFICATION RISK. A non-diversified fund is permitted to invest a greater portion of its assets in a smaller number of issuers than a “diversified” fund. For this reason, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer than a fund that invests more widely, which may result in a greater risk of loss. A non-diversified fund may also be subject to greater market fluctuation and price volatility than a more broadly diversified fund.
OPERATIONAL RISKS. An investment in the Fund, like any fund, can involve operational risks arising from factors such as processing errors, inadequate or failed processes, failure in systems and technology, changes in personnel and errors caused by third-party service providers. Among other things, these errors or failures as well as other technological issues may adversely affect the Fund's ability to calculate its net asset values in a timely manner, including over a potentially extended period. While the Fund seeks to minimize such events through controls and oversight, there may still be failures that could causes losses to the Fund. In addition, as the use of technology increases, the Fund may be more susceptible to operational risks through breaches in cybersecurity. A breach in cybersecurity refers to both intentional and unintentional events that may cause the Fund to lose proprietary information, suffer data corruption, or operational capacity. As a result, the Fund may incur regulatory penalties, reputational damage, additional compliance costs associated with corrected measures and/or financial loss. In addition, cybersecurity breaches of the Fund’s third-party service providers or issuers in which the Fund invests may also subject the Fund to many of the same risks associated with direct cybersecurity breaches. In addition, the Fund may rely on various third-party sources to calculate its net asset value. As a result, the Fund is subject to certain operational risks associated with reliance on service providers and service providers’ data sources. In particular, errors or system failures and other technological issues may adversely impact the Fund’s calculation of its net asset value, and such net asset value calculation issues may result in inaccurately calculated net asset values, delays in net asset value calculation, and/or the inability to calculate net asset value over extended periods. The Fund may be unable to recover any losses associated with such failures.
OTHER INVESTMENT COMPANIES RISK. The Fund may invest in securities of other investment companies, such as open-end or closed-end management investment companies, including ETFs, or in pooled accounts, or other unregistered accounts or investment vehicles to the extent permitted by the 1940 Act, the rules thereunder and applicable SEC staff interpretations thereof, or applicable exemptive relief granted by the SEC.
Generally, under the 1940 Act, the Fund will not purchase securities of an investment company if, as a result: (1) more than 10% of the Fund’s total assets would be invested in securities of other investment companies; (2) such purchase would result in more than 3% of the total outstanding voting securities of any such investment company being held by the Fund; or (3) more than 5% of the Fund’s total assets would be invested in any one such investment company. In some instances, the Fund may invest in an investment company in excess of these limits.
The Fund may invest in other registered investment companies, such as mutual funds, closed-end funds and exchange-traded funds, and in business development companies ("BDCs") in excess of the statutory limits imposed by the 1940 Act in reliance on Rule 12d1-4 under the 1940 Act. These investments would be subject to the applicable conditions of Rule 12d1-4, which in part would affect or otherwise impose certain limits on the investments and operations of the underlying fund. Accordingly, if the Fund serves as an “underlying fund" to another Hartford Fund or an unaffiliated investment company, the Fund’s ability to invest in other investment companies, private funds and other investment vehicles may be limited and, under these circumstances, the Fund’s investments in other investment companies, private funds and other investment vehicles will be consistent with applicable law and/or exemptive relief obtained from the SEC.
Investments in ETFs and listed closed-end funds are subject to the additional risk that shares of the ETF or closed-end fund may trade at a premium or discount to their net asset value per share. There may also not be an active trading market available for shares of some ETFs or closed-end funds. Additionally, trading of ETF and closed-end fund shares may be halted and ETF and closed-end fund shares may be delisted by the listing exchange. In addition, the Fund pays brokerage commissions in connection with the purchase and sale of shares of ETF and closed-end funds. ETFs and closed-end funds are also subject to specific risks depending on the nature of the ETF or closed-end fund, such as liquidity risk, sector risk, and foreign and emerging markets risk, as well as risks associated with fixed income securities, real estate investments and commodities. Closed-end funds may utilize more leverage than other types of investment companies. They can utilize leverage by issuing preferred stocks or debt securities to raise additional capital which can, in turn, be used to buy more securities and leverage its portfolio. A BDC, which is a type of closed-end fund, typically invests in small and medium-sized companies. A BDC’s portfolio is subject to the risks inherent in investing in smaller companies, including that portfolio companies may be dependent on a small number of products or services and may be more adversely affected by poor economic or market conditions. Some BDCs invest substantially, or even exclusively, in one sector or industry group and therefore the BDC may be susceptible to adverse conditions and economic or regulatory occurrences affecting the sector or industry group, which tends to increase volatility and result in higher risk. The Small Business Credit Availability Act permits BDCs to adopt a lower asset coverage ratio, thereby enhancing their ability to use leverage. Investments in BDCs that use greater leverage may be subject to heightened risks.
The Fund will indirectly bear a pro rata share of fees and expenses incurred by any investment companies in which the Fund is invested. The Fund’s pro rata portion of the cumulative expenses charged by the investment companies is calculated as a percentage of the Fund’s average net assets. The pro rata portion of the cumulative expenses may be higher or lower depending on the allocation of the Fund’s assets among the investment companies and the actual expenses of the investment companies. BDC expenses are similar to the expenses paid by any operating company held by the Fund. They are not direct costs paid by Fund shareholders and are not used to calculate the Fund’s net asset value. They have no impact on the costs associated with Fund operations.
PREFERRED STOCK RISK. The prices and yields of nonconvertible preferred stocks generally move with changes in interest rates and the issuer’s credit quality, similar to debt securities. The value of convertible preferred stocks varies in response to many factors, including, for example, the value of the underlying equity securities, general market and economic conditions and convertible market valuations, as well as changes in interest rates, credit spreads and the credit quality of the issuer.
QUANTITATIVE INVESTING RISK. The Fund may use quantitative analysis techniques to manage all or a portion of the Fund’s portfolio. The value of securities or other investments selected using quantitative analysis may perform differently from the market as a whole or from their expected performance for many reasons, including, but not limited to, factors used in building the quantitative analytical framework, the weights placed on each factor, the accuracy of historical data supplied by third-parties, and changing sources of market returns. The models used may be predictive in nature and such models may result in an incorrect assessment of future events. There may also be technical issues with the construction and implementation of quantitative models (for example, software or other technology malfunctions, or programming inaccuracies). The use of quantitative analysis to support investment decisions may cause the Fund to underperform other funds that have similar investment strategies or that select securities or other investments using other types of analysis. In addition, considerations that affect a security’s value can change over time and these changes may not be reflected in the quantitative model. There can be no assurance that quantitative investing will help the Fund to achieve its investment objective.
REAL ESTATE INVESTMENT TRUSTS (“REITs”) RISK. The Fund may invest in REITs. REITs pool funds for investment primarily in income producing real estate or real estate loans or interests. A REIT is not taxed on income distributed to shareholders if it complies with several requirements relating to its organization, ownership, assets, and income and a requirement that it distribute to its shareholders generally at least 90% of its taxable income (other than net capital gains) for each taxable year. REITs can generally be classified as Equity REITs, Mortgage REITs or Hybrid REITs. Equity REITs, which invest the majority of their assets directly in real property, derive their income primarily from rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs, which invest the majority of their assets in real estate mortgages, derive their income primarily from interest payments. Hybrid REITs combine the characteristics of both Equity REITs and Mortgage REITs. The Fund will not invest in real estate directly, but only in securities issued by real estate companies. However, the Fund may be subject to risks similar to those associated with the direct ownership of real estate (in addition to securities markets risks). These include declines in the value of real estate, risks related to general and local economic conditions, dependency on management skill, heavy cash flow dependency, possible lack of availability of mortgage funds, overbuilding, extended vacancies of properties, increased competition, increases in property taxes and operating expenses, changes in zoning laws, losses due to costs resulting from the clean-up of environmental problems, liability to third parties for damages resulting from environmental problems, casualty or condemnation losses, limitations on rents, changes in neighborhood values, the appeal of properties to tenants and changes in interest rates. Investments in REITs may subject Fund shareholders to duplicate management and administrative fees.
In addition to these risks, Equity REITs may be affected by changes in the value of the underlying property owned by the trusts, while Mortgage REITs may be affected by the quality of any credit extended. Further, Equity and Mortgage REITs are dependent upon management skills and generally may not be diversified. Equity and Mortgage REITs are also subject to heavy cash flow dependency, defaults by borrowers and self-liquidation. In addition, if applicable, Equity and Mortgage REITs could possibly fail to qualify for the beneficial tax treatment available to REITs under the Code, or to maintain their exemptions from registration under the 1940 Act. The above factors may also adversely affect a borrower’s or a lessee’s ability to meet its obligations to the REIT. In the event of a default by a borrower or lessee, the REIT may experience delays in enforcing its rights as a mortgagee or lessor and may incur substantial costs associated with protecting investments.
REAL ESTATE RELATED SECURITIES RISKS. The main risk of real estate related securities, including REITs, is that the value of the underlying real estate may go down. Many factors may affect real estate values, including the general and local economies, vacancy rates, tenant bankruptcies, the ability to re-lease space under expiring leases on attractive terms, the amount of new construction in a particular area, the laws and regulations (including zoning and tax laws) affecting real estate and the costs of owning, maintaining and improving real estate. The availability of mortgages and changes in interest rates, a decline in rents resulting from unanticipated economic, legal or technological developments or a decline in the price of securities of real estate companies due to a failure of borrowers to pay their loans or poor management may also affect real estate values. Further, the real estate sector is particularly sensitive to economic downturns. When economic growth is slow, demand for property decreases and prices may decline. If the Fund’s real estate related investments are concentrated in one geographic area or in one property type, the Fund will be particularly subject to the risks associated with that area or property type. See “Real Estate Investment Trusts (“REITs”) Risk” above.
REPURCHASE AGREEMENTS RISK. A repurchase agreement is an agreement between two parties whereby one party sells the other a security at a specified price with a commitment to repurchase the security later at an agreed-upon price, date and interest payment. The Fund is permitted to enter into fully collateralized repurchase agreements. The Trust's Board of Trustees has delegated to the sub-adviser the responsibility of evaluating the creditworthiness of the banks and securities dealers with which the Fund will engage in repurchase agreements. The Sub-Adviser will monitor such transactions to ensure that the value of underlying collateral will be at least equal to the total amount of the repurchase obligation as required by the valuation provision of the repurchase agreement, including the accrued interest. Repurchase agreements carry the risk that the market value of the securities declines below the repurchase price. The Fund could also lose money if it is unable to recover the securities and the value of any collateral held. In the event the borrower commences bankruptcy proceedings, a court may characterize the transaction as a loan. If the Fund has not perfected a security interest in the underlying collateral, the Fund may be required to return the underlying collateral to the borrower’s estate and be treated as an unsecured creditor. As an unsecured creditor, the Fund could lose some or all of the principal and interest involved in the transaction. The use of reverse repurchase agreements may increase the possibility of fluctuation in the Fund’s net asset value.
RESTRICTED SECURITIES RISK. The Fund may invest in securities that cannot be offered for public resale unless registered under the applicable securities laws or that have a contractual restriction that prohibits or limits their resale (“restricted securities”). Restricted securities may be sold in private placement transactions between issuers and their purchasers and may be neither listed on an exchange nor traded in other established markets. Restricted securities include private placement securities that have not been registered under the applicable securities laws, such as Rule 144A securities, and securities of U.S. and non-U.S. issuers that are issued pursuant to Regulation S. In many cases, privately placed securities may not be freely transferable under the laws of the applicable jurisdiction or due to contractual restrictions on resale. As a result of the absence of a public trading market, privately placed securities may be less liquid and more difficult to value than publicly traded securities. To the extent that privately placed securities may be resold in privately negotiated transactions, the prices realized from the sales, due to illiquidity, could be less than those originally paid by the Fund or less than their fair market value. In addition, issuers whose securities are not publicly traded may not be subject to the disclosure and other investor protection requirements that may be applicable if their securities were publicly traded. If any privately placed securities held by the Fund are required to be registered under the securities laws of one or more jurisdictions before being resold, the Fund may be required to bear the expenses of registration. Certain of the Fund’s investments in private placements may consist of direct investments and may include investments in smaller, less seasoned issuers, which may involve greater risks. These issuers may have limited product lines, markets or financial resources, or they may be dependent on a limited management group. In making investments in such securities, the Fund may obtain access to material nonpublic information, which may restrict the Fund’s ability to conduct portfolio transactions in such securities.
Some of these securities are new and complex, and trade only among institutions; the markets for these securities are still developing, and may not function as efficiently as established markets. Owning a large percentage of restricted securities could hamper the Fund’s ability to raise cash to meet redemptions to the extent that such redemptions are effected on a cash basis. Also, because there may not be an established market price for these securities, the Fund may have to estimate their value, which means that their valuation (and, to a much smaller extent, the valuation of the Fund) may have a subjective element. Transactions in restricted securities may entail registration expense and other transaction costs that are higher than those for transactions in unrestricted securities. Where registration is required for restricted securities a considerable time period may elapse between the time the Fund decides to sell the security and the time it is actually permitted to sell the security under an effective registration statement. If during such period, adverse market conditions were to develop, the Fund might obtain less favorable pricing terms that when it decided to sell the security. The Fund may purchase securities that may have restrictions on transfer or resale (including Rule 144A securities and Regulation S securities). “Rule 144A” securities (and equivalent securities issued pursuant to Regulation S of the 1933 Act) are privately placed, restricted securities that may only be resold under certain circumstances to other qualified institutional buyers. Rule 144A investments are subject to certain additional risks compared to publicly traded securities. If there are not enough qualified buyers interested in purchasing Rule 144A securities when the Fund wishes to sell such securities, the Fund may be unable to dispose of such securities promptly or at reasonable prices. For this reason, although Rule 144A securities are generally considered to be liquid, the Fund’s holdings in Rule 144A securities may adversely affect the Fund’s overall liquidity if qualified buyers become uninterested in buying them at a particular time. Issuers of Rule 144A securities are required to furnish information to potential investors upon request. However, the required disclosure is much less extensive than that required of public companies and is not publicly available. Further, issuers of Rule 144A securities can require recipients of the information (such as the Fund) to agree contractually to keep the information confidential, which could also adversely affect the Fund’s ability to dispose of a security. Offerings of Regulation S securities may be conducted outside of the United States. Regulation S securities are generally less liquid than registered securities, as a result, the Fund may take longer to liquidate these positions than would be the case for publicly traded securities. Although Regulation S securities may be resold in privately negotiated transactions, the price realized from these sales could be less than those originally paid by the Fund. Further, companies whose securities are not publicly traded may not be subject to the disclosure and other investor protection requirements that would be applicable if their securities were publicly traded. Accordingly, Regulation S securities may involve a high degree of business and financial risk and may result in substantial losses.
Depending upon the circumstances, the Fund may only be able to sell these securities in the United States if an exemption from registration under the federal and state securities laws is available or may only be able to sell these securities outside of the United States (such as on a foreign exchange). These securities may either be determined to be liquid or illiquid pursuant to policies and guidelines established by the Trust’s Board of Trustees.
SECONDARY TRADING MARKET ISSUES. Trading in shares on an exchange may be halted due to market conditions or for reasons that, in the view of the exchange, make trading in shares inadvisable. In addition, trading in shares on an exchange is subject to trading halts caused by extraordinary market volatility pursuant to the exchange’s “circuit breaker” rules. If a trading halt or unanticipated early closing of exchange occurs, a shareholder may be unable to purchase or sell shares of the Fund. There can be no assurance that the exchange’s requirements for maintaining the listing of the Fund will continue to be met or will remain unchanged.
While the creation/redemption feature is designed to make it likely that shares normally will trade close to the Fund’s NAV, market prices are not expected to correlate exactly to the Fund’s NAV due to timing reasons, supply and demand imbalances and other factors. In addition, disruptions to creations and redemptions, adverse developments impacting market makers, authorized participants or other market participants, high market volatility or lack of an active trading market for the shares (including through a trading halt) may result in market prices for shares of the Fund that differ significantly from its NAV or to the intra-day value of the Fund’s holdings. If an investor purchases shares at a time when the market price is at a premium to the NAV of the shares or sells at a time when the market price is at a discount to the NAV of the shares, then the investor may sustain losses.

Given the nature of the relevant markets for certain of the securities held by the Fund, shares may trade at a larger premium or discount to NAV than shares of other kinds of ETFs. In addition, the securities held by the Fund may be traded in markets that close at a different time than the exchange on which the Fund is listed. Liquidity in those securities may be reduced after the applicable closing times. Accordingly, during the time when such exchange is open but after the applicable market closing, fixing or settlement times, bid/ask spreads and the resulting premium or discount to the shares’ NAV may widen.
When you buy or sell shares of the Fund through a broker, you will likely incur a brokerage commission or other charges imposed by brokers. In addition, the market price of shares, like the price of any exchange-traded security, includes a “bid-ask spread” charged by the market makers or other participants that trade the particular security. The spread of the Fund’s shares varies over time based on the Fund’s trading volume and market liquidity and may increase if the Fund’s trading volume, the spread of the Fund’s underlying securities, or market liquidity decrease. In times of severe market disruption, including when trading of the Fund’s holdings may be halted, the bid-ask spread may increase significantly. This means that shares may trade at a discount to the Fund’s NAV, and the discount is likely to be greatest during significant market volatility.
Shares of the Fund, similar to shares of other issuers listed on a stock exchange, may be sold short and are, therefore, subject to the risk of increased volatility and price decreases associated with being sold short.
SECTOR INVESTMENT RISK. To the extent the Fund invests more heavily in particular sectors, its performance will be especially sensitive to developments that significantly affect those sectors. Individual sectors may be more volatile, and may perform differently, than the broader market.
Information Technology Sector Risk – The Fund’s performance may be closely tied to the performance of information technology issuers and, as a result, the Fund will be sensitive to changes in, and its performance may depend to a greater extent on, factors impacting this sector. The information technology sector includes companies engaged in internet software and services, technology hardware and storage peripherals, electronic equipment instruments and components, and semiconductors and semiconductor equipment. Information technology companies face intense competition, both domestically and internationally, which may have an adverse effect on their profit margins. Like other technology companies, information technology companies may have limited product lines, markets, financial resources or personnel. The products of information technology companies may face obsolescence due to rapid technological developments, frequent new product introduction, unpredictable changes in growth rates and competition for the services of qualified personnel. Companies in the information technology sector are heavily dependent on patent and intellectual property rights. The loss or impairment of these rights may adversely affect the profitability of these companies.
Consumer Discretionary Sector Risk. Companies in the consumer discretionary sector are subject to the risks associated with adverse changes in consumer sentiment and buying patterns, the effects of inflation and disruptions in the supply chain that negatively impact the availability of products. Companies in this sector may also be adversely affected by supply and demand for certain products and services, price fluctuations, product obsolescence and product liability claims, governmental regulation, exchange rates, world events, general economic conditions and other factors. In addition, certain companies in the consumer discretionary sector may be cyclical and have occasional sharp price movements resulting from changes in the economy, fuel prices, labor agreements and insurance costs.
SECURITIES LENDING RISK. The Fund may lend portfolio securities to broker-dealers and other institutions as a means of seeking to earn additional income. If the Fund security is on loan, under the lending agreement, the borrower is required to deposit cash or liquid securities as collateral at least equal to 100% of the market value of the loaned securities; cash collateral is invested for the benefit of the Fund by the Fund’s lending agent pursuant to collateral investment guidelines. The borrower is also required to pay the Fund any dividends or distributions accruing on the loaned securities. Substitute payments for dividends received by the Fund while its securities are loaned out will not be considered qualified dividend income. As of October 31, 2023, the Fund’s securities lending program generally does not restrict a security from being loaned based on the security’s anticipated dividend distributions, but the program may restrict lending of securities domiciled in certain non-US jurisdictions based on local law considerations.
The Fund does not have the right to vote proxies for securities that are on loan, but in order to vote the proxies it may restrict securities or recall loaned securities. However, the Board has approved guidelines that define circumstances under which the Fund security should be restricted from lending so that its proxies can be voted. Therefore, the Fund’s right to restrict or recall loaned securities for purposes of voting proxies may not be exercised if, for example, the Board-approved guidelines did not require the security to be restricted from lending or recalled, or if it is determined to be in the best interests of the Fund not to restrict or recall the security in order instead to earn additional income on the loan. For more information about proxy voting policies and instances in which the Fund’s Sub-Adviser may choose not to vote proxies, see “Proxy Voting Policies and Procedures” below.
The Fund is subject to certain risks while its securities are on loan, including the following: (i) the risk that the borrower defaults on the loan and the collateral is inadequate to cover the Fund’s loss; (ii) the risk that the earnings on the collateral invested are not sufficient to pay fees incurred in connection with the loan; (iii) the risk that the Fund could lose money in the event of a decline in the value of the collateral provided for loaned securities or a decline in the value of any investments made with cash collateral; (iv) the risk that the borrower may use the loaned securities to cover a short sale, which may in turn place downward pressure on the market prices of the loaned securities; (v) the risk that return of loaned securities could be delayed and interfere with portfolio management decisions; and (vi) the risk that any efforts to restrict or recall the securities for purposes of voting may not be effective. These events could also trigger adverse tax consequences for the Fund.
SMALL CAPITALIZATION SECURITIES RISK. The Fund may invest in equity securities (including securities issued in initial public offerings) of companies with smaller market capitalizations. Because the issuers of small capitalization securities tend to be smaller or less well-established companies, they may have limited product lines, market share or financial resources, may have less historical data with respect to operations and management and may be more dependent on a limited number of key employees. As a result, small capitalization securities are often less marketable than securities of larger or more well-established companies. Historically, small market capitalization securities and securities of recently organized companies are subject to increased price volatility due to: (i) less certain growth prospects; (ii) lower degrees of liquidity in the markets for such securities; (iii) thin trading that could result in the securities being sold at a discount or in small lots over an extended period of time; (iv) limited product lines, markets or financial resources; (v) dependence on a few key management personnel; (vi) increased sensitivity to changes in interest rates, borrowing costs and earnings; (vii) difficulty in obtaining information on smaller capitalization companies as compared with larger capitalization companies; (viii) greater sensitivity to changing economic conditions and increased risk of bankruptcy due to adverse developments or management changes affecting the company; and (ix) greater difficulty borrowing money to continue or expand operations. When the Fund invests in smaller company stocks that might trade infrequently, investors might seek to trade Fund shares based on their knowledge or understanding of the value of those securities (this is sometimes referred to as “price arbitrage”). If such price arbitrage were successful, it might interfere with the efficient management of the Fund’s portfolio and the Fund may be required to sell securities at disadvantageous times or prices to satisfy the liquidity requirements created by that activity. Successful price arbitrage might also dilute the value of Fund shares held by other shareholders.
TRACKING BASKET STRUCTURE RISK. The Fund’s Tracking Basket structure may affect the price at which shares of the Fund trade in the secondary market. Although the Tracking Basket is intended to provide investors with enough information to allow for an effective arbitrage mechanism that will keep the market price of the Fund at or close to the underlying NAV per share of the Fund, there is a risk (which may increase during periods of market disruption or volatility) that market prices will vary significantly from the underlying NAV of the Fund. ETFs trading on the basis of a published Tracking Basket may trade at a wider bid/ask spread than ETFs that publish their portfolios on a daily basis, especially during periods of market disruption or volatility, and therefore, may cost investors more to trade.
In addition, although the Fund seeks to benefit from keeping its portfolio information secret, market participants may attempt to use the Tracking Basket to identify the Fund’s trading strategy. If successful, this could result in such market participants engaging in certain predatory trading practices that may have the potential to harm the Fund and its shareholders, such as front running the Fund’s trades of portfolio securities.
TRADING HALT RISK. There may be circumstances where a security held in the Fund’s portfolio but not in the Tracking Basket does not have readily available market quotations. If the Adviser determines that such circumstance may affect the reliability of the Tracking Basket as an arbitrage vehicle, that information, along with the identity and weighting of that security in the Fund’s portfolio, will be publicly disclosed on the Fund’s website and the Adviser will assess appropriate remedial measures. In these circumstances, market participants may use this information to engage in certain predatory trading practices that may have the potential to harm the Fund and its shareholders. In addition, if securities representing 10% or more of the Fund’s portfolio do not have readily available market quotations, the Fund’s adviser would promptly request the Exchange to halt trading on the Fund, meaning that investors would not be able to trade their shares. Trading may also be halted in other circumstances, for example, due to market conditions.
TRADING ISSUES RISK. The Fund has limited public trading history and will operate differently from other actively managed ETFs that publish their portfolio holdings on a daily basis. Although shares are listed on an exchange, there can be no assurance that an active trading market or requirements to remain listed will be met or maintained, or that the market for fund shares will operate as intended. If the market does not operate as intended, it could lead to the Fund’s shares trading at wider spreads and larger premiums and discounts to NAV than other actively managed ETFs that publish their portfolio holdings on a daily basis, particularly during periods of market disruption or volatility. As a result, it may cost investors more to trade Fund shares than shares of other ETFs.
Only an Authorized Participant may engage in creation or redemption transactions directly with the Fund. There is no guarantee that the Fund will be able to attract market makers and Authorized Participants. There are no obligations of market makers to make a market in the Fund’s shares or of Authorized Participants to submit purchase or redemption orders for Creation Units. In addition, trading of shares in the secondary market may be halted, for example, due to activation of marketwide “circuit breakers.” If trading halts or an unanticipated early closing of the listing exchange occurs, a shareholder may be unable to purchase or sell shares of the Fund. The Distributor does not maintain a secondary market in the shares.

If the Fund’s shares are delisted from the listing exchange, the adviser may seek to list the Fund shares on another market, merge the Fund with another exchange-traded fund or traditional mutual fund, or redeem the Fund shares at NAV.
Shares of the Fund, similar to shares of other issuers listed on a stock exchange, may be sold short and are therefore subject to the risk of increased volatility and price decreases associated with being sold short.
USE AS AN UNDERLYING FUND RISK. The Fund may be an investment (an “Underlying Fund”) of a fund that pursues its investment goal by investing primarily in other funds (“fund of funds structure”). An Underlying Fund may experience relatively large redemptions or creations as the fund that uses a fund of funds structure periodically reallocates or rebalances its assets. These transactions, to the extent they are effected on a cash basis, may cause the Underlying Fund to sell portfolio securities to meet such redemptions, or to invest cash from such creations, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance. In addition, such transactions could increase or decrease gains and could affect the timing, amount and character of distributions you receive from the Fund.
U.S. GOVERNMENT SECURITIES RISK. Treasury obligations may differ in their interest rates, maturities, times of issuance and other characteristics. Securities backed by the U.S. Treasury or the full faith and credit of the United States are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates. Obligations of U.S. Government agencies and authorities are supported by varying degrees of credit but generally are not backed by the full faith and credit of the U.S. Government. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so. In addition, the value of U.S. Government securities may be affected by changes in the credit rating of the U.S. Government. U.S. Government securities are also subject to default risk, which is the risk that the U.S. Treasury will be unable to meet its payment obligations. The maximum potential liability of the issuers of some U.S. Government securities held by the Fund may greatly exceed their current resources, including their legal right to support from the U.S. Treasury. It is possible that these issuers will not have the funds to meet their payment obligations in the future.
Treasury Inflation-Protection Securities. TIPS are U.S. Treasury securities designed to protect against inflation. The interest rate paid on TIPS is fixed. The principal value rises or falls semi-annually based on published changes to the Consumer Price Index. If inflation occurs, the principal amount will be adjusted upwards, resulting in increased interest payments. If deflation occurs, the principal amount will be adjusted downwards, resulting in lower interest payments. The principal amount payable at maturity will be the greater of the adjusted principal amount and the original principal amount. While U.S. Treasury securities are generally considered to have relatively little credit risk, they are subject to price fluctuations from changes in interest rates prior to their maturity.
VALUATION RISK. The risk that the Fund may value a security at a price different from the price at which it can be sold. This risk may be especially pronounced for investments that trade in low volume or volatile markets or that are valued using a fair value methodology. In addition, the value of the securities in the Fund’s portfolio may change on days when shareholders will not be able to purchase or sell the Fund’s shares. If market conditions make it difficult to value certain investments, the Fund’s valuation designee may value these investments using more subjective methods, such as fair-value methodologies. Authorized Participants who purchase or redeem Fund shares on days when the Fund is holding fair-valued securities may receive fewer or more shares, or lower or higher sale proceeds, than they would have received if the Fund’s valuation designee had not fair-valued the securities or had used a different valuation methodology. The value of foreign securities, certain fixed income securities and currencies, as applicable, may be materially affected by events after the close of the markets on which they are traded, but before the Fund determines its NAV. The Fund’s ability to value its investments in an accurate and timely manner may be affected by technological issues and/or errors by third party service providers, such as pricing services or accounting agents. In particular, errors or system failures and other technological issues may adversely impact the Fund’s calculation of its NAV, and such NAV calculation issues may result in inaccurately calculated net asset values, delays in NAV calculation, and/or the inability to calculate NAV over extended periods. The Fund may be unable to recover any losses associated with such failures.
VOLATILITY RISK. The risk that the value of the Fund’s investments may fluctuate significantly over short periods of time. Volatility may cause the Fund’s share price, yield and/or total return to experience significant changes in value over short periods of time.
ZERO COUPON SECURITIES RISK. Zero-coupon securities pay no interest prior to their maturity date or another specified date in the future but are issued and traded at a discount to their face value. The discount varies as the securities approach their maturity date (or the date on which interest payments are scheduled to begin). While interest payments are not made on such securities, holders of such securities are deemed to have received income (“phantom income”) annually, notwithstanding that cash may not be received currently. As with other fixed income securities, zero coupon bonds are subject to interest rate and credit risk. Some of these securities may be subject to substantially greater price fluctuations during periods of changing market rates than comparable securities that pay interest currently. Longer term zero coupon bonds have greater interest rate risk than shorter term zero coupon bonds.

Portfolio Turnover
During the fiscal year ended July 31, 2023 and fiscal period ended July 31, 2022, the portfolio turnover rate for the Fund was as follows:
Fund	Portfolio Turnover 7/31/2023(1)	Portfolio Turnover 7/31/2022(1)
Large Cap Growth ETF	103%	90%(2)
(1)
Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(2)
From commencement of operations (November 9, 2021) through July 31, 2022.
Disclosure of Portfolio Holdings
On each Business Day, before the commencement of trading in shares on the listing exchange, the Fund will disclose on its website the Fund’s Tracking Basket and Tracking Basket Weight Overlap. If applicable, the Fund will also disclose the composition of any portfolio of securities exchanged with an Authorized Participant on the previous Business Day that differed from such Business Day’s Tracking Basket other than with respect to cash. The Tracking Basket published on the Fund’s website each Business Day will include the following information for each portfolio holding in the Tracking Basket: (1) ticker symbol; (2) CUSIP or other identifier; (3) description of holding; (4) quantity of each security or other asset held; and (5) percentage weight of the holding in the Tracking Basket. The Fund will provide a full list of holdings monthly on hartfordfunds.com no earlier than 25 calendar days after the end of each month.
Daily portfolio composition files (PCFs) that identify the securities included in the Tracking Basket will be provided as frequently as daily to the Fund’s service providers to facilitate the provision of services to the Fund and to certain other entities in connection with the dissemination of information necessary for transactions in Creation Units. Each business day prior to the opening of the listing exchange, a PCF containing a list of the names and the required number of shares of each Deposit Security for the Fund will be provided for dissemination through the facilities of the NSCC; through other fee-based services to NSCC members; subscribers to the fee-based services, including Authorized Participants; and to entities that publish and/or analyze such information in connection with the process of purchasing or redeeming Creation Units or trading fund shares in the secondary market. In addition to making PCFs available to the NSCC, the Fund will disclose the PCF or portions thereof as frequently as daily on hartfordfunds.com.
The Trust, the Investment Manager, Sub-Adviser or State Street Bank and Trust Company (“State Street”) will not disseminate non-public information concerning the Trust, except: (i) to a party for a legitimate business purpose related to the day-to-day operations of the Fund or (ii) to any other party for a legitimate business or regulatory purpose, upon waiver or exception.
Fund Management
BOARD RESPONSIBILITIES. The management and affairs of the Trust and its series, including the Fund described in this SAI, are overseen by the Trust’s Board of Trustees. The Board is responsible for oversight of the Fund. The Board elects officers who are responsible for the day–to-day operations of the Fund. The Board oversees the Investment Manager and the other principal service providers of the Fund. As described in more detail below, the Board has established five standing committees that assist the Board in fulfilling its oversight responsibilities: the Audit Committee, Compliance and Risk Oversight Committee, Contracts Committee, Investment Committee and Nominating and Governance Committee (collectively, the “Committees”).
The Board is chaired by an Independent Trustee (as defined below). The Independent Chair (i) presides at Board meetings and participates in the preparation of agendas for the meetings, (ii) acts as a liaison with the Fund's officers, Investment Manager and other trustees between meetings and (iii) coordinates Board activities and functions with the Chair of the Committees. The Independent Chair may also perform such other functions as may be requested by the Board from time to time. The Board has determined that the Board’s leadership and committee structure is appropriate because it provides a foundation for the Board to work effectively with management and service providers and facilitates the exercise of the Board’s independent judgment. In addition, the committee structure permits an efficient allocation of responsibility among the Trustees.
The Board oversees risk as part of its general oversight of the Fund and risk is addressed as part of various Board and Committee activities. The Fund is subject to a number of risks, including investment, compliance, financial, operational and valuation risks. The Fund's service providers, which are responsible for the day-to-day operations of the Fund, apply risk management in conducting their activities. The Board recognizes that it is not possible to identify all of the risks that may affect the Fund, and that it is not possible to develop processes and controls to eliminate all risks and their possible effects. The Audit Committee, Compliance and Risk Oversight Committee, and Investment Committee receive reports or other information from management regarding risk assessment and management. In addition, the Investment Manager has established an internal committee focused on risk assessment and risk management related to the operations of the Fund and the Investment Manager, and the chair of that committee reports to the Compliance and Risk Oversight Committee on a semi-annual basis (or more frequently if appropriate). The Compliance and Risk Oversight Committee assists the Board in overseeing the activities of the Fund's Chief Compliance Officer (“CCO”), and the CCO provides an annual report to the Compliance and Risk Oversight Committee and the Board regarding material compliance matters. The Compliance and Risk Oversight Committee and the Board receive and consider other reports from the CCO throughout the year. The Investment Committee assists the Board in overseeing investment matters. The Investment Committee receives reports from the Investment Manager relating to investment performance, including information regarding investment risk. The Audit Committee assists the Board in reviewing financial matters, including matters relating to financial reporting risks and valuation risks. The Board may, at any time and in its discretion, change the manner in which it conducts its risk oversight role.
TRUSTEES AND OFFICERS. The Board of Trustees has nine (9) members, eight (8) of whom are not “interested persons” of the Trust, as that term is defined in the 1940 Act (“Independent Trustees” or “Non-Interested Trustees”). The Trust’s Board of Trustees (i) provides broad supervision over the affairs of the Trust and the Fund and (ii) elects officers who are responsible for the day-to-day operations of the Fund and the execution of policies formulated by the Board.
The first table below provides information about the Independent Trustees and the second table below provides information about the Trust’s “interested” trustee and the Trust’s officers.
NON-INTERESTED TRUSTEES
NAME, YEAR OF BIRTH AND ADDRESS*	POSITION HELD WITH THE TRUST	TERM OF OFFICE** AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS	NUMBER OF PORTFOLIOS IN FUND COMPLEX*** OVERSEEN BY TRUSTEE	OTHER DIRECTORSHIPS FOR PUBLIC COMPANIES AND OTHER REGISTERED INVESTMENT COMPANIES HELD BY TRUSTEE
HILARY E. ACKERMANN (1956)	Trustee	Since 2017	Ms. Ackermann served as Chief Risk Officer at Goldman Sachs Bank USA from October 2008 to November 2011.	81
Ms. Ackermann
served as a
Director of Dynegy,
Inc. from October
2012 until its
acquisition by
Vistra Energy
Corporation in
2018, and since
that time she has
served as a
Director of Vistra.
Ms. Ackermann
serves as a
Director of Credit
Suisse Holdings
(USA), Inc. from
January 2017 to
December 2022.

ROBIN C. BEERY (1967)	Trustee	Since 2016	Ms. Beery has served as a consultant to ArrowMark Partners (an alternative asset manager) since March of 2015 and since November 2018 has been employed by ArrowMark Partners as a Senior Advisor. Previously, she was Executive Vice President, Head of Distribution, for Janus Capital Group, and Chief Executive Officer and President of the Janus Mutual Funds (a global asset manager) from September 2009 to August 2014.	81
Ms. Beery serves
as an independent
Director of UMB
Financial
Corporation
(January 2015 to
present), has
chaired the
Compensation
Committee since
April 2017, and
has been a
member of the
Compensation
Committee and the
Risk Committee
since January
2015.

NAME, YEAR OF BIRTH AND ADDRESS*	POSITION HELD WITH THE TRUST	TERM OF OFFICE** AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS	NUMBER OF PORTFOLIOS IN FUND COMPLEX*** OVERSEEN BY TRUSTEE	OTHER DIRECTORSHIPS FOR PUBLIC COMPANIES AND OTHER REGISTERED INVESTMENT COMPANIES HELD BY TRUSTEE
DERRICK D. CEPHAS (1952)	Trustee	Since 2020	Mr. Cephas currently serves as Of Counsel to Squire Patton Boggs LLP, an international law firm with 45 offices in 20 countries. Until his retirement in October 2020, Mr. Cephas was a Partner of Weil, Gotshal & Manges LLP, an international law firm headquartered in New York, where he served as the Head of the Financial Institutions Practice (April 2011 to October 2020).	81	Mr. Cephas currently serves as a Director of Claros Mortgage Trust, Inc., a real estate investment trust and is a member of the Compensation Committee and the Nominating and Governance Committee.
CHRISTINE R. DETRICK (1958)	Trustee and Chair of the Board	Trustee since 2017; Chair of the Board since 2021	From 2002 until 2012, Ms. Detrick was a Senior Partner, Leader of the Financial Services Practice, and a Senior Advisor at Bain & Company (“Bain”). Before joining Bain, she served in various senior management roles for other financial services firms and was a consultant at McKinsey and Company.	81
Ms. Detrick
currently serves as
a Director of
Charles River
Associates (May
2020 to present);
currently serves as
a Director of
Capital One
Financial
Corporation (since
November 2021);
and currently
serves as a
Director of Altus
Power, Inc (since
December 2021).

JOHN J. GAUTHIER (1961)	Trustee	Since 2022	Mr. Gauthier currently is the Principal Owner of JJG Advisory, LLC, an investment consulting firm, and Co- Founder and Principal Owner of Talcott Capital Partners (a placement agent for investment managers serving insurance companies). From 2008 to 2018, Mr. Gauthier served as a Senior Vice President (2008- 2010), Executive Vice President (2010-2012), and President (2012-2018) of Allied World Financial Services (a global provider of property, casualty and specialty insurance and reinsurance solutions).	81	Mr. Gauthier serves as a Director of Reinsurance Group of America, Inc. (from 2018 to present) and chairs the Investment Committee and is a member of the Audit and Risk Committees.
ANDREW A. JOHNSON (1962)	Trustee	Since 2020	Mr. Johnson currently serves as a Diversity and Inclusion Advisor at Neuberger Berman, a private, global investment management firm. Prior to his current role, Mr. Johnson served as Chief Investment Officer and Head of Global Investment Grade Fixed Income at Neuberger Berman (January 2009 to December 2018).	81	Mr. Johnson currently serves as a Director of AGNC Investment Corp., a real estate investment trust.
PAUL L. ROSENBERG (1953)	Trustee	Since 2020	Mr. Rosenberg is a Partner of The Bridgespan Group, a global nonprofit consulting firm that is a social impact advisor to nonprofits, non-governmental organizations, philanthropists and institutional investors (October 2007 to present).	81	None

NAME, YEAR OF BIRTH AND ADDRESS*	POSITION HELD WITH THE TRUST	TERM OF OFFICE** AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS	NUMBER OF PORTFOLIOS IN FUND COMPLEX*** OVERSEEN BY TRUSTEE	OTHER DIRECTORSHIPS FOR PUBLIC COMPANIES AND OTHER REGISTERED INVESTMENT COMPANIES HELD BY TRUSTEE
DAVID SUNG (1953)	Trustee	Since 2016	Mr. Sung was a Partner at Ernst & Young LLP from October 1995 to July 2014.	81	Mr. Sung serves as a Trustee of Ironwood Institutional Multi- Strategy Fund, LLC and Ironwood Multi-Strategy Fund, LLC (October 2015 to present).
*
The address for each Trustee is c/o Hartford Funds 690 Lee Road, Wayne, Pennsylvania 19087.
**
Term of Office: Each Trustee holds an indefinite term until his or her retirement, resignation, removal, or death. Trustees generally must retire no later than December 31 of the year in which the Trustee turns 75 years of age.
***
The portfolios of the “Fund Complex” are the Hartford Schroders Private Opportunities Fund and the operational series of The Hartford Mutual Funds, Inc., The Hartford Mutual Funds II, Inc., Hartford Series Fund, Inc., Hartford HLS Series Fund II, Inc., Lattice Strategies Trust, and Hartford Funds Exchange-Traded Trust.
OFFICERS AND INTERESTED TRUSTEE
NAME, YEAR OF BIRTH AND ADDRESS*	POSITION HELD WITH THE TRUST	TERM OF OFFICE** AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS	NUMBER OF PORTFOLIOS IN FUND COMPLEX*** OVERSEEN BY TRUSTEE	OTHER DIRECTORSHIPS HELD BY TRUSTEE
JAMES E. DAVEY**** (1964)	Trustee, President and Chief Executive Officer	Trustee since 2017; President and Chief Executive Officer since 2017
Mr. Davey serves as Executive Vice President of The
Hartford Financial Services Group, Inc. Mr. Davey has
served in various positions within The Hartford and its
subsidiaries and joined The Hartford in 2002.
Additionally, Mr. Davey serves as Director, Chairman,
President, and Senior Managing Director for Hartford
Funds Management Group, Inc. ("HFMG"). Mr. Davey
also serves as President, Manager, Chairman of the
Board, and Senior Managing Director for Hartford
Funds Management Company, LLC (“HFMC”);
Manager, Chairman of the Board, and President of
Lattice Strategies LLC (“Lattice”); Chairman of the
Board, Manager, and Senior Managing Director of
Hartford Funds Distributors, LLC (“HFD”); and
Chairman of the Board, President and Senior
Managing Director of Hartford Administrative Services
Company (“HASCO”), each of which is an affiliate of
HFMG.
				81	None
AMY N. FURLONG (1979)	Vice President	Since 2018
Ms. Furlong serves as Vice President and Assistant
Treasurer of HFMC (since September 2019). From
2018 through March 15, 2021, Ms. Furlong served as
the Treasurer of the Trust and resumed her position
as Treasurer January 9, 2023 through September 10,
2023. Ms. Furlong has served in various positions
within The Hartford and its subsidiaries in connection
with the operation of the Hartford Funds. Ms. Furlong
joined The Hartford in 2004.
				N/A	N/A

NAME, YEAR OF BIRTH AND ADDRESS*	POSITION HELD WITH THE TRUST	TERM OF OFFICE** AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS	NUMBER OF PORTFOLIOS IN FUND COMPLEX*** OVERSEEN BY TRUSTEE	OTHER DIRECTORSHIPS HELD BY TRUSTEE
WALTER F. GARGER (1965)	Vice President and Chief Legal Officer	Since 2016
Mr. Garger serves as Secretary, Managing Director
and General Counsel of HFMG, HFMC, HFD, and
HASCO (since 2013). Mr. Garger also serves as
Secretary and General Counsel of Lattice (since July
2016). Mr. Garger has served in various positions
within The Hartford and its subsidiaries in connection
with the operation of the Hartford Funds. Mr. Garger
joined The Hartford in 1995.
				N/A	N/A
THEODORE J. LUCAS (1966)	Vice President	Since 2017
Mr. Lucas serves as Executive Vice President of
HFMG (since July 2016) and as Executive Vice
President of Lattice (since June 2017). Previously, Mr.
Lucas served as Managing Partner of Lattice (2003 to
2016).
				N/A	N/A
JOSEPH G. MELCHER (1973)	Vice President, Chief Compliance Officer and AML Compliance Officer	Vice President and Chief Compliance Officer since 2016; AML Compliance Officer since August 1, 2022
Mr. Melcher serves as Executive Vice President of
HFMG and HASCO (since December 2013). Mr.
Melcher also serves as Executive Vice President
(since December 2013) and Chief Compliance Officer
(since December 2012) of HFMC, serves as Executive
Vice President and Chief Compliance Officer of Lattice
(since July 2016), serves as Executive Vice President
of HFD (since December 2013), and has served as
President and Chief Executive Officer of HFD (from
April 2018 to June 2019).
				N/A	N/A
VERNON J. MEYER (1964)	Vice President	Since 2016
Mr. Meyer serves as Managing Director and Chief
Investment Officer of HFMC and Managing Director of
HFMG (since 2013). Mr. Meyer also serves as Senior
Vice President-Investments of Lattice (since March
2019). Mr. Meyer has served in various positions
within The Hartford and its subsidiaries in connection
with the operation of the Hartford Funds. Mr. Meyer
joined The Hartford in 2004.
				N/A	N/A
ALICE A. PELLEGRINO (1960)	Vice President and Assistant Secretary	Since 2016
Ms. Pellegrino is Deputy General Counsel for HFMG
(since April 2022) and currently serves as Vice
President of HFMG (since December 2013). Ms.
Pellegrino also serves as Vice President and
Assistant Secretary of Lattice (since June 2017). Ms.
Pellegrino has served in various positions within The
Hartford and its subsidiaries in connection with the
operation of the Hartford Funds. Ms. Pellegrino joined
The Hartford in 2007.
				N/A	N/A
ANKIT PURI (1984)	Vice President and Treasurer	Effective September 11, 2023
Effective September 11, 2023, Mr. Puri serves as
Vice President and Treasurer of the Trust. Prior to
joining HFMC in 2023, Mr. Puri was a Fund Accounting
Director, Investment Management Services, at SEI
Investments (July 2021 through August 2023), an
Associate Director, Fund Accounting Policy at The
Vanguard Group (September 2020 to June 2021), and
served in various positions at Ernst & Young LLP
(October 2014 through September 2020).
				N/A	N/A

NAME, YEAR OF BIRTH AND ADDRESS*	POSITION HELD WITH THE TRUST	TERM OF OFFICE** AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS	NUMBER OF PORTFOLIOS IN FUND COMPLEX*** OVERSEEN BY TRUSTEE	OTHER DIRECTORSHIPS HELD BY TRUSTEE
THOMAS R. PHILLIPS (1960)	Vice President and Secretary	Since 2017
Mr. Phillips is Deputy General Counsel for HFMG and
currently serves as a Senior Vice President (since
June 2021) and Assistant Secretary (since June
2017) for HFMG. Mr. Phillips also serves as Vice
President of HFMC (since June 2021). Prior to joining
HFMG in 2017, Mr. Phillips was a Director and Chief
Legal Officer of Saturna Capital Corporation from
2014–2016. Prior to that, Mr. Phillips was a Partner
and Deputy General Counsel of Lord, Abbett & Co.
LLC.
				N/A	N/A
*
The address for each officer and Trustee is c/o Hartford Funds 690 Lee Road, Wayne, Pennsylvania 19087.
**
Term of Office: Each Trustee holds an indefinite term until the Trustee’s retirement, which must be no later than December 31 of the year in which the Trustee turns 75 years of age, or the Trustee’s resignation, removal, or death prior to the Trustee’s retirement. Each Fund officer generally serves until his or her resignation, removal or death.
***
The portfolios of the “Fund Complex” are the Hartford Schroders Private Opportunities Fund and the operational series of The Hartford Mutual Funds, Inc., The Hartford Mutual Funds II, Inc., Hartford Series Fund, Inc., Hartford HLS Series Fund II, Inc., Lattice Strategies Trust, and Hartford Funds Exchange-Traded Trust.
****
“Interested person,” as defined in the 1940 Act, of the Trust because of the person’s affiliation with, or equity ownership of HFMC or affiliated companies.
All trustees and officers of the Trust also hold corresponding positions with The Hartford Mutual Funds, Inc., The Hartford Mutual Funds II, Inc., Hartford Series Fund, Inc., Hartford HLS Series Fund II, Inc., Lattice Strategies Trust, and Hartford Schroders Private Opportunities Fund.
STANDING COMMITTEES. As described in more detail below, the Board has established five standing committees that assist the Board in fulfilling its oversight responsibilities: the Audit Committee; Compliance and Risk Oversight Committee; Contracts Committee; Investment Committee; and Nominating and Governance Committee (collectively, the “Committees”). The Trust does not have a standing compensation committee; however, the Nominating and Governance Committee is responsible for making recommendations to the Board regarding the compensation of the non-interested members of the Board. The Board has adopted written charters for the Audit Committee, the Compliance and Risk Oversight Committee, the Investment Committee, and the Nominating and Governance Committee.
The Audit Committee currently consists of the following non-interested trustees: Hilary E. Ackermann, Derrick D. Cephas, Paul L. Rosenberg, and David Sung. The Audit Committee (i) oversees the Fund's accounting and financial reporting policies and practices, their internal controls and, as appropriate, the internal controls of certain service providers; (ii) assists the Board of Trustees in its oversight of the qualifications, independence and performance of the Fund's independent registered public accounting firm; the quality, objectivity and integrity of the Fund's financial statements and the independent audit thereof; and the performance of the Fund's internal audit function; and (iii) acts as a liaison between the Fund's independent registered public accounting firm and the full Board. The Fund's independent registered public accounting firm reports directly to the Audit Committee, and the Audit Committee regularly reports to the Board of Trustees.
Management is responsible for maintaining appropriate systems for accounting. The Trust’s independent registered public accounting firm is responsible for conducting a proper audit of the Fund’s financial statements and is ultimately accountable to the Audit Committee. The Audit Committee has the ultimate authority and responsibility to select (subject to approval by the non-interested trustees and ratification by the Trust shareholders, as required) and evaluate the Trust's independent registered public accounting firm, to determine the compensation of the Trust's independent registered public accounting firm and, when appropriate, to replace the Trust's independent registered public accounting firm.
The Compliance and Risk Oversight Committee currently consists of Hilary E. Ackermann, Derrick D. Cephas, Paul L. Rosenberg, and David Sung. The Compliance and Risk Oversight Committee assists the Board in its oversight of the adoption and implementation of compliance and enterprise risk management policies and procedures.
The Contracts Committee currently consists of all non-interested trustees of the Trust: Hilary E. Ackermann; Robin C. Beery; Derrick D. Cephas; Christine R. Detrick; John J. Gauthier; Andrew A. Johnson; Paul L. Rosenberg; and David Sung. The Contracts Committee assists the Board in its consideration and review of fund contracts and the consideration of strategy-related matters.
The Investment Committee currently consists of Robin C. Beery, John J. Gauthier; and Andrew A. Johnson. The Investment Committee assists the Board in its oversight of the Fund's investment performance and related matters.

The Nominating and Governance Committee currently consists of all non-interested trustees of the Trust: Hilary E. Ackermann; Robin C. Beery; Derrick D. Cephas; Christine R. Detrick; John J. Gauthier; Andrew A. Johnson; Paul L. Rosenberg; and David Sung. The Nominating and Governance Committee: (i) screens and selects candidates to the applicable Board of Trustees and (ii) periodically reviews and evaluates the compensation of the non-interested trustees and makes recommendations to the Board of Trustees regarding the compensation of, and expense reimbursement policies with respect to, non-interested trustees. The Nominating and Governance Committee is also authorized to consider and make recommendations to the Board regarding governance policies, including, but not limited to, any retirement policy for non-interested trustees. The Nominating and Governance Committee will consider nominees recommended by shareholders for non-interested trustee positions if a vacancy among the non-interested trustees occurs and if the nominee meets the Committee’s criteria.
During the fiscal year ended July 31, 2023, the above referenced committees (or sub-committee thereof) met the following number of times: Audit Committee — 4 times, Investment Committee — 5 times, Nominating and Governance Committee — 4 times, Contracts Committee — 1 time and Compliance and Risk Oversight Committee — 4 times.
INDIVIDUAL TRUSTEE QUALIFICATIONS. The Board has concluded that each of the Trustees should serve on the Board because of his or her ability to review and understand information about the Fund provided to him or her by management, to identify and request other information he or she may deem relevant to the performance of his or her duties, to question management and other service providers regarding material factors bearing on the management and administration of the Fund, and to exercise his or her business judgment in a manner that serves the best interests of the Fund’s shareholders. The Board has concluded that each of the Trustees should serve as a Trustee based on his or her own experience, qualifications, attributes and skills as described below.
Hilary E. Ackermann. Ms. Ackermann has served as an independent Board member since September 2014. She has served as Chair of the Compliance and Risk Oversight Committee since 2016. Ms. Ackermann has over 25 years of credit, financial and risk management experience, including serving as the chief risk officer at a New York-chartered bank.
Robin C. Beery. Ms. Beery has served as an independent Board member since 2017. She has served as Chair of the Nominating and Governance Committee since January 1, 2021. Ms. Beery is an experienced business executive with over 30 years of experience in the financial services industry, including extensive experience as a senior executive overseeing the global distribution of mutual funds and institutional strategies for a large investment adviser and investor relations for a private credit investment management firm.
James E. Davey. Mr. Davey has served as a Board member since 2012 and President and Chief Executive Officer of the Hartford Funds since 2010. Mr. Davey joined The Hartford Financial Services Group, Inc. (“The Hartford”) in 2002 and has served in various positions within The Hartford and its subsidiaries. Prior to joining The Hartford, Mr. Davey served in various management roles at Merrill Lynch, including director of 401(k) alliance management and director of corporate and institutional 401(k) product management, overseeing product profitability and marketing strategy. Mr. Davey has served on the Board of Governors for the Investment Company Institute (ICI).
Derrick D. Cephas. Mr. Cephas has more than forty years of experience as an attorney practicing in the banking, corporate, and financial services industries. He currently is Of Counsel of an international law firm and was a Partner in several New York based law firms. He also serves as a director of a commercial bank. Mr. Cephas previously served in senior executive roles in state banking and other regulatory agencies and served as the chief executive officer of one of the largest privately owned banks in the U.S.
Christine R. Detrick. Ms. Detrick has served as an independent Board member since 2016. She has served as Chair of the Board and the Contracts Committee since November 2021. She served as Chair of the Investment Committee from August 2019 until November 2021. Ms. Detrick has over 30 years of experience leading and advising financial services companies and investors. She previously served as a director, head of the Americas financial services practice and senior advisor at a management consulting firm, and as the chief executive officer of a private savings bank.
John J. Gauthier. Mr. Gauthier has served as an Independent Board member since January 2022 and is a member of the Board’s Investment Committee. Mr. Gauthier is an investment senior executive with 30 years of experience overseeing investment portfolios for insurance companies and has served as a chief investment officer and in chief executive officer positions. Mr. Gauthier also is the principal owner of an investment consulting firm and a principal owner of an investment manager placement agency, each of which serves clients in the insurance industry.
Andrew A. Johnson. Mr. Johnson has served as Chair of the Investment Committee since November 2021. Mr. Johnson has over 30 years of experience as an investment professional responsible for a range of fixed-income and multi-asset class products. He currently serves as a diversity and inclusion advisor at a global investment management firm. In his previous roles, Mr. Johnson served as a chief investment officer, senior executive and portfolio manager.
Paul L. Rosenberg. Mr. Rosenberg has over 40 years of experience as a senior executive, strategy consultant, and senior official serving in the U.S. government. He currently is a partner of a non-profit strategy consulting firm. Mr. Rosenberg was previously a partner of a premier for-profit strategy consulting firm.

David Sung. Mr. Sung has served as an independent Board member since 2014. He has served as Chair of the Audit Committee since November 2019. Mr. Sung is an experienced financial services and auditing professional with over 37 years of experience serving clients in the investment management business.
References to the experience, attributes and skills of Trustees above are pursuant to requirements of the SEC and do not constitute holding out of the Board or any Trustee as having any special expertise or experience, and shall not impose any greater responsibility or liability on any such person or on the Board by reason thereof.
In its periodic assessment of the effectiveness of the Board, the Board considers the complementary individual skills and experience of the individual Trustees primarily in the broader context of the Board’s overall composition so that the Board, as a body, possesses the appropriate (and appropriately diverse) skills and experience to oversee the business of the Fund.
COMPENSATION OF OFFICERS AND TRUSTEES. No director, officer, or employee of HFMC, or its parent or subsidiaries, receives any compensation from the Trust for serving as an officer or Trustee of the Trust.
The chart below sets forth the compensation paid to the following Trustees for the fiscal year ended July 31, 2023 and certain other information.
NAME OF PERSON, POSITION	AGGREGATE COMPENSATION FROM THE TRUST	PENSION OR RETIREMENT BENEFITS ACCRUED AS PART OF FUND EXPENSES	ESTIMATED ANNUAL BENEFITS UPON RETIREMENT	TOTAL COMPENSATION FROM THE FUND COMPLEX PAID TO TRUSTEES
Hilary E. Ackermann, Trustee	$5,151	None	None	$356,250
Robin C. Beery, Trustee	$5,151	None	None	$356,250
Derrick D. Cephas, Trustee	$4,443	None	None	$307,250
Christine R. Detrick, Trustee	$7,391	None	None	$511,250
John J. Gauthier, Trustee	$4,500	None	None	$311,250
Andrew A. Johnson, Trustee	$5,151	None	None	$356,250
Paul L. Rosenberg, Trustee	$4,500	None	None	$311,250
David Sung, Trustee	$5,151	None	None	$356,250
OWNERSHIP OF FUND SHARES. The following tables disclose the dollar range of equity securities beneficially owned by each Trustee as of December 31, 2022 (i) in the Fund and (ii) on an aggregate basis in any registered investment companies overseen by the trustee within the same family of investment companies:
NON-INTERESTED TRUSTEES
NAME OF TRUSTEE	DOLLAR RANGE OF EQUITY SECURITIES IN THE FUND	AGGREGATE DOLLAR RANGE OF EQUITY SECURITIES IN ALL REGISTERED INVESTMENT COMPANIES OVERSEEN BY TRUSTEE IN FAMILY OF INVESTMENT COMPANIES
Hilary E. Ackermann	None	Over $100,000
Robin C. Beery	None	Over $100,000
Derrick D. Cephas	None	None
Christine R. Detrick	None	Over $100,000
John J. Gauthier	None	Over $100,000
Andrew A. Johnson	None	None
Paul L. Rosenberg	None	None
David Sung	None	None
INTERESTED TRUSTEE
NAME OF TRUSTEE	DOLLAR RANGE OF EQUITY SECURITIES IN THE FUND	AGGREGATE DOLLAR RANGE OF EQUITY SECURITIES IN ALL REGISTERED INVESTMENT COMPANIES OVERSEEN BY TRUSTEE IN FAMILY OF INVESTMENT COMPANIES
James E. Davey	None	Over $100,000

Oversight of Fund Operations
The Fund’s operations will be subject to ongoing monitoring, including monitoring by HFMC of how Shares trade, including the level of any market price premium or discount to NAV and the bid/ask spreads on market transactions. For at least the first three years after the launch of the Fund, HFMC will promptly call a meeting of the Board, or a designated Committee thereof (and present to the Board or Committee for its consideration, recommendations for appropriate remedial measures) and the Board or Committee will promptly meet if (1) the Tracking Error exceeds 1.00%; or (2) for 30 or more days in any quarter or 15 days in a row: (a) the absolute difference between either the Closing Price or the Bid/Ask Price, on one hand, and NAV, on the other, exceeds 2.00%; or (b) the bid/ask spread exceeds 2.00%. As used in this paragraph, “Tracking Error” means the standard deviation over the past three months of the daily proxy spread (i.e., the difference, in percentage terms, between the Tracking Basket per share NAV and that of the Fund at the end of the trading day). In each case, the Board or Committee will consider the continuing viability of the Fund, whether shareholders are being harmed, and what, if any, action would be appropriate to among other things, narrow the premium/discount, spread, or Tracking Error as applicable. The Board or Committee will then decide whether to take any such action. Potential actions may include, but are not limited to, changing lead market makers, listing the Fund on a different exchange, changing the size of Creations Units, modifications to the Tracking Basket process, changing the Fund’s investment objective or strategy, and liquidating the Fund.
Control Persons and Principal Security Holders
As of October 31, 2023, to the knowledge of the Trust’s management, the officers and trustees of the Trust as a group beneficially owned less than 1% of the outstanding shares of the Fund. Although the Trust does not have information concerning the beneficial ownership of shares nominally held by the Depository Trust Company (“DTC”), the name and percentage ownership of each DTC participant that owned of record 5% or more of the outstanding shares of the Fund, as of October 31, 2023, is set forth below.
Fund/Shareholder	Percentage of Ownership
Large Cap Growth ETF
JPMORGAN CHASE BANK, NATIONAL ASSOCIATION	10.21%
PERSHING LLC	9.89%
STATE STREET BANK AND TRUST COMPANY	75.84%
As of October 31, 2023, The Hartford Growth Allocation Fund may be deemed to control Large Cap Growth ETF due to its beneficial ownership of 25% or more of the outstanding shares of that Fund.
Investment Management Arrangements
The Trust, on behalf of the Fund, has entered into an investment management agreement with HFMC. HFMC, whose principal business address is 690 Lee Road, Wayne, Pennsylvania 19087, was organized in 2012. The investment management agreement provides that HFMC, subject to the supervision and approval of the Trust’s Board of Trustees, is responsible for the management of the Fund. In addition, HFMC or its affiliate(s) provides administrative services to the Trust and the Fund. HFMC or its affiliate(s) have also agreed to arrange for the provision of additional services necessary for the proper operation of the Trust and the Fund. HFMC pays for these services pursuant to the Fund’s unitary management fee structure.
HFMC administers the business and affairs of the Fund. With respect to the Fund, HFMC may retain and compensate the sub-adviser that invests and reinvests the assets of the Fund pursuant to the sub-advisory agreement with HFMC. In this regard, HFMC will, whether directly or through engagement of sub-advisers, regularly provide the Fund with research, advice and supervision, and will furnish continuously an investment program for the Fund consistent with the investment objectives and policies of the Fund. HFMC shall also monitor, supervise and oversee any sub-adviser. Among other services, HFMC: (i) provides and, as necessary, reevaluates and updates the investment objectives and parameters, asset classes, and risk profiles of the Fund; (ii) determines, as permitted through the engagement of sub-advisers as the case may be, what securities and other financial instruments should be purchased for the Fund and the portion of the Fund's portfolios to be held in cash; (iii) monitors the Fund's performance and examines and recommends ways to improve performance; (iv) meets with and monitors sub-advisers to confirm their compliance with the Fund's investment strategies and policies and for its adherence to legal and compliance procedures; (v) researches and recommends sub-advisers or portfolio managers for the Fund; and (vi) reports to the Board on the performance of the Fund and recommends action as appropriate.
Among other services, HFMC: (i) assists in all aspects of the Fund's operations, including the supervision and coordination of service providers (e.g., the custodian, transfer agent or other shareholder servicing agents, accountants, and attorneys), and serves as the liaison between such service providers and the Board; (ii) drafts and negotiates agreements between service providers and the Trust; (iii) prepares meeting materials for the Trust's Board and produces such other materials as the Board may request; (iv) coordinates and oversees filings with the SEC; (v) develops and implements compliance programs for the Fund; (vi) provides day-to-day legal and regulatory support for the Fund; (vii) assists the Fund in the handling of regulatory examinations; and (viii) makes reports to the Board regarding the performance of the Fund's investment manager.

Pursuant to the investment management agreement, HFMC is not liable to the Fund or its shareholders for an error of judgment or mistake of law or for a loss suffered by the Fund in connection with the matters to which its agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of HFMC in the performance of its duties or from its reckless disregard of the obligations and duties under the agreement.
With respect to the Fund, HFMC has entered into an investment sub-advisory agreement with Wellington Management (the “Sub-Advisory Agreement”). Wellington Management is a Delaware limited liability partnership with principal offices at 280 Congress Street, Boston, Massachusetts 02210. Under the Sub-Advisory Agreement, the sub-adviser, subject to the general supervision of the Trust’s Board and HFMC, is responsible for (among other things) the investment and reinvestment of the assets of the Fund and furnishing the Fund with advice and recommendations with respect to investments and the purchase and sale of appropriate securities for the Fund.
Pursuant to the terms of the Sub-Advisory Agreement, the sub-adviser must discharge its duties under the Sub-Advisory Agreement with the care, skill, prudence and diligence under the circumstances then prevailing that a prudent investment professional acting in a similar capacity and familiar with such matters would use. Unless the sub-adviser breaches this standard of care or under applicable law, the sub-adviser is not liable to the Trust, the Fund, HFMC or its affiliates for any of its acts or omissions, or any acts or omissions of any other person or entity, in the course of or connected with the sub-adviser performing its obligations under the Sub-Advisory Agreement. If the sub-adviser breaches this standard of care or under applicable law, the sub-adviser is responsible for indemnifying and holding harmless HFMC and its affiliates from all claims, losses, expenses, obligations and liabilities (including reasonable attorney’s fees) resulting from: (1) the sub-adviser causing the Fund to be in material violation of any applicable federal or state law, rule or regulation or in violation of any investment policy set forth in the Fund's current registration statement; (2) any untrue statement of a material fact contained in the registration statement or certain other materials or the omission to state therein a material fact known to the sub-adviser that was required to be stated therein or necessary to make the statements therein not misleading, if the statement or omission was made in reliance upon information provided by the sub-adviser in writing for use in such materials; (3) a material breach of the investment sub-advisory agreement; or (4) any willful misfeasance, bad faith, negligence or reckless disregard on the part of the sub-adviser in the performance of its duties and obligations under the investment sub-advisory agreement (except to the extent that the loss results from HFMC’s or the Trust’s willful misfeasance, bad faith, negligence, or reckless disregard in the performance of their respective duties and obligations under the Sub-Advisory Agreement or the investment management agreement).
As provided by the investment management agreement, the Fund pays HFMC an investment management fee that is accrued daily and paid monthly, equal on an annual basis to a stated percentage of the Fund’s average daily net assets. With respect to the Fund, HFMC (not the Fund) pays the sub-advisory fees to Wellington Management.
MANAGEMENT FEES
The Fund pays a monthly management fee to HFMC based on a stated percentage of the Fund’s average daily net asset value as follows:
FUND	ANNUAL RATE
Large Cap Growth ETF	0.59%
Under the investment management agreement, HFMC shall pay all expenses of the Trust, except for: (i) interest and taxes; (ii) brokerage commissions and other expenses (such as stamp taxes) connected with the execution of portfolio transactions; (iii) expenses incident to the creation and redemption of its shares; (iv) legal fees in connection with any arbitration, litigation or pending or threatened arbitration or litigation, including any settlements in connection therewith and any obligation which the Trust may have to indemnify its officers and Trustees with respect thereto; (v) distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act; (vi) such extraordinary non-recurring expenses as may arise; and (vii) acquired fund fees and expenses.

ADVISORY FEE PAYMENT HISTORY
The following chart shows, for the fiscal year ended July 31, 2023 and fiscal period ended July 31, 2022, (1) the amount of advisory fees paid by the Fund to HFMC, as investment manager, and (2) the net aggregate sub-advisory fees paid by HFMC to the sub-adviser. The fees paid to the sub-adviser are shown both in dollars and as a percentage of the Fund’s average daily net assets that the sub-adviser managed during the applicable period.
Fund Name	Fees Paid to HFMC For Fiscal Year Ended 07/31/23	Net Aggregate Sub-Advisory Fees Paid to Sub-Adviser For Fiscal Year Ended 07/31/23	Percentage of Net Aggregate Sub-Advisory Fees Paid to Sub-Adviser For Fiscal Year Ended 07/31/23
Large Cap Growth ETF	$474,330	$168,829	0.21%

Fund Name	Fees Paid to HFMC For Fiscal Period Ended 07/31/22	Net Aggregate Sub-Advisory Fees Paid to Sub-Adviser For Fiscal Period Ended 07/31/22	Percentage of Net Aggregate Sub-Advisory Fees Paid to Sub-Adviser For Fiscal Period Ended 07/31/22
Large Cap Growth ETF(1)	$256,780	$91,396	0.21%
(1)
The information presented above is from November 9, 2021 (commencement of operations) through July 31, 2022.
HFMC also provides the Fund with accounting services pursuant to a fund accounting agreement by and between the Trust, on behalf of the Fund, and HFMC. HFMC is not entitled to any compensation under this agreement. HFMC has delegated certain accounting service functions to State Street Bank and Trust Company. The costs and expenses of such delegation are borne by HFMC, not by the Fund.
Portfolio Managers
OTHER ACCOUNTS SUB-ADVISED OR MANAGED BY WELLINGTON MANAGEMENT PORTFOLIO MANAGERS
The following table lists the number and types of other accounts sub-advised or managed by the Wellington Management portfolio managers and assets under management in those accounts as of July 31, 2023:
FUND AND PORTFOLIO MANAGER	NUMBER OF ACCOUNTS	ASSETS MANAGED (in millions)	NUMBER OF ACCOUNTS WHERE ADVISORY FEE IS BASED ON ACCOUNT PERFORMANCE	TOTAL ASSETS IN ACCOUNTS WHERE ADVISORY FEE IS BASED ON ACCOUNT PERFORMANCE (in millions)
Large Cap Growth ETF
Stephen Mortimer
Other Registered Investment Companies	9	$10,654	0	$0
Other Pooled Investment Vehicles	6	$341	1	$33
Other Accounts	4	$854	1	$223
Mario E. Abularach
Other Registered Investment Companies	3	$6,659	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	0	$0	0	$0
CONFLICTS OF INTEREST BETWEEN THE FUND SUB-ADVISED BY WELLINGTON MANAGEMENT PORTFOLIO MANAGERS AND OTHER ACCOUNTS
Individual investment professionals at Wellington Management manage multiple accounts for multiple clients. These accounts may include mutual funds, separate accounts (assets managed on behalf of institutions, such as pension funds, insurance companies, foundations, or separately managed account programs sponsored by financial intermediaries), bank common trust accounts, and hedge funds. The portfolio managers listed in the prospectus who are primarily responsible for the daily investment of the assets of the Fund (“Investment Professionals”) generally manage accounts in several different investment styles. These accounts may have investment objectives, strategies, time horizons, tax considerations and risk profiles that differ from those of the Fund. The Investment Professionals make investment decisions for each account, including the Fund, based on the investment objectives, policies, practices, benchmarks, cash flows, tax and other relevant investment considerations applicable to that account. Consequently, the Investment Professionals may purchase or sell securities, including IPOs, for one account and not another account, and the performance of securities purchased for one account may vary from the performance of securities purchased for other accounts. Alternatively, these accounts may be managed in a similar fashion to the relevant Fund and thus the accounts may have similar, and in some cases nearly identical, objectives, strategies and/or holdings to that of the relevant Fund.
An Investment Professional or other investment professionals at Wellington Management may place transactions on behalf of other accounts that are directly or indirectly contrary to investment decisions made on behalf of the relevant Fund, or make investment decisions that are similar to those made for the relevant Fund, both of which have the potential to adversely impact the relevant Fund depending on market conditions. For example, an investment professional may purchase a security in one account while appropriately selling that same security in another account. Similarly, an Investment Professional may purchase the same security for the relevant Fund and one or more other accounts at or about the same time. In those instances other accounts will have access to their respective holdings prior to the public disclosure of the relevant Fund’s holdings. In addition, some of these accounts have fee structures, including performance fees, which are or have the potential to be higher, in some cases significantly higher, than the fees Wellington Management receives for managing the Fund. The Investment Professionals may also manage accounts which pay performance allocations to Wellington Management or its affiliates (as indicated in the notes to the chart above entitled “Other Accounts Sub-Advised or Managed by Wellington Management Portfolio Managers”). Because incentive payments paid by Wellington Management to the Investment Professionals are tied to revenues earned by Wellington Management, and, where noted, to the performance achieved by the manager in each account, the incentives associated with any given account may be significantly higher or lower than those associated with other accounts managed by a given Investment Professional. Finally, the Investment Professionals may hold shares or investments in the other pooled investment vehicles and/or other accounts identified above.
Wellington Management’s goal is to meet its fiduciary obligation to treat all clients fairly and provide high quality investment services to all of its clients. Wellington Management has adopted and implemented policies and procedures, including brokerage and trade allocation policies and procedures, which it believes address the conflicts associated with managing multiple accounts for multiple clients. In addition, Wellington Management monitors a variety of areas, including compliance with primary account guidelines, the allocation of IPOs, and compliance with the firm’s Code of Ethics, and places additional investment restrictions on investment professionals who manage hedge funds and certain other accounts. Furthermore, senior investment and business personnel at Wellington Management periodically review the performance of Wellington Management’s investment professionals. Although Wellington Management does not track the time an investment professional spends on a single account, Wellington Management does periodically assess whether an investment professional has adequate time and resources to effectively manage the investment professional’s various client mandates.
COMPENSATION OF WELLINGTON MANAGEMENT PORTFOLIO MANAGERS
Wellington Management receives a fee based on the assets under management of the Fund as set forth in the Investment Sub-Advisory Agreement between Wellington Management and HFMC on behalf of the Fund. Wellington Management pays its investment professionals out of its total revenues, including the advisory fees earned with respect to the Fund. The following information relates to the fiscal year ended July 31, 2023.
Wellington Management’s compensation structure is designed to attract and retain high-caliber investment professionals necessary to deliver high quality investment management services to its clients. Wellington Management’s compensation of the Investment Professionals includes a base salary and incentive components. The base salary for each Investment Professional who is a partner (“Partner”) of Wellington Management Group LLP, the ultimate holding company of Wellington Management, is generally a fixed amount that is determined by the managing partners of Wellington Management Group LLP. The base salaries for the other Investment Professionals are determined by the Investment Professionals’ experience and performance in their roles as Investment Professionals. Base salaries for Wellington Management’s employees are reviewed annually and may be adjusted based on the recommendation of an Investment Professional’s manager, using guidelines established by Wellington Management’s Compensation Committee, which has final oversight responsibility for base salaries of employees of the firm. Each Investment Professional is eligible to receive an incentive payment based on the revenues earned by Wellington Management from the relevant Fund managed by the Investment Professional and generally each other account managed by such Investment Professional. Each Investment Professionals’ incentive payment relating to the relevant Fund is linked to the gross pre-tax performance of the portion of the Fund managed by the Investment Professional compared to the benchmark index and/or peer group identified below over one-, three- and five-year periods, with an emphasis on five-year results. Wellington Management applies similar incentive compensation structures (although the benchmarks or peer groups, time periods and rates may differ) to other accounts managed by these Investment Professionals, including accounts with performance fees.
Portfolio-based incentives across all accounts managed by an investment professional can, and typically do, represent a significant portion of an investment professional’s overall compensation; incentive compensation varies significantly by individual and can vary significantly from year to year. The Investment Professionals may also be eligible for bonus payments based on their overall contribution to Wellington Management’s business operations. Senior management at Wellington Management may reward individuals as it deems appropriate based on other factors. Each Partner is eligible to participate in a Partner-funded tax qualified retirement plan, the contributions to which are made pursuant to an actuarial formula. Messrs. Mortimer and Abularach are Partners of the firm.

Wellington Management’s incentive payments to the following Investment Professionals are based on comparisons of each Investment Professional’s performance relative to the following benchmark and/or relevant peer group as of July 31, 2023, which are used to measure one-, three- and five-year performance:
FUND	BENCHMARK(S) / PEER GROUPS FOR INCENTIVE PERIOD
Large Cap Growth ETF	Russell 1000 Growth Index (50%) / Lipper Large Cap Growth (50%)
EQUITY SECURITIES BENEFICIALLY OWNED BY WELLINGTON MANAGEMENT PORTFOLIO MANAGERS
The dollar ranges of equity securities beneficially owned by Wellington Management portfolio managers in the Large Cap Growth ETF that they manage are as follows for the fiscal year ended July 31, 2023:
PORTFOLIO MANAGER	FUND(S) SUB-ADVISED	DOLLAR RANGE OF EQUITY SECURITIES BENEFICIALLY OWNED
Stephen Mortimer	Large Cap Growth ETF	$100,001 - $500,000
Mario E. Abularach	Large Cap Growth ETF	None
Portfolio Transactions and Brokerage
The Trust has no obligation to deal with any dealer or group of dealers in the execution of transactions in portfolio securities.
Subject to any policy established by the Trust’s Board of Trustees and HFMC, the Sub-Adviser is primarily responsible for the investment decisions of the Fund and the placing of its portfolio transactions. In placing brokerage orders, it is the policy of the Fund to obtain the most favorable net results, taking into account various factors, including price, dealer spread or commission, if any, size of the transaction and difficulty of execution. While the Sub-Adviser generally seeks reasonably competitive spreads or commissions, the Fund does not necessarily pay the lowest possible spread or commission. HFMC may instruct the Sub-Adviser to direct certain brokerage transactions, using best efforts, subject to obtaining best execution, to broker/dealers in connection with a commission recapture program used to defray fund expenses for the Fund.
The Sub-Adviser generally deals directly with the dealers who make a market in the securities involved (unless better prices and execution are available elsewhere) if the securities are traded primarily in the over-the-counter market. Such dealers usually act as principals for their own account. On occasion, securities may be purchased directly from the issuer. In addition, the Sub-Adviser may effect certain “riskless principal” transactions through certain dealers in the over-the-counter market under which “commissions” are paid on such transactions. Bonds and money market securities are generally traded on a net basis and do not normally involve either brokerage commissions or transfer taxes.
While the Sub-Adviser seeks to obtain the most favorable net results in effecting transactions in the Fund’s portfolio securities, broker-dealers who provide investment research to the Sub-Adviser may receive orders for transactions from the Sub-Adviser. Such research services ordinarily consist of assessments and analyses of or affecting the business or prospects of a company, industry, economic sector or financial market. To the extent consistent with Section 28(e) of the Securities Exchange Act of 1934, as amended (the “1934 Act”), the Sub-Adviser may cause the Fund to pay a broker-dealer that provides “brokerage and research services” (as defined in the 1934 Act) to the Sub-Adviser an amount in respect of securities transactions for the Fund in excess of the amount that another broker-dealer would have charged in respect of that transaction. See “Soft Dollar Practices” below.
To the extent that accounts managed by the Sub-Adviser are simultaneously engaged in the purchase of the same security as the Fund, then, as authorized by the Trust’s Board of Trustees, available securities may be allocated to the Fund and another client account and may be averaged as to price in a manner determined by the Sub-Adviser to be fair and equitable. Such allocation and pricing may affect the amount of brokerage commissions paid by the Fund. In some cases, this system might adversely affect the price paid by the Fund (for example, during periods of rapidly rising or falling interest rates) or limit the size of the position obtainable for the Fund (for example, in the case of a small issue).
Accounts managed by the Sub-Adviser (or its affiliates) may hold securities also held by the Fund. Because of different investment objectives or other factors, a particular security may be purchased by the Sub-Adviser for one client when one or more other clients are selling the same security.
For the fiscal year ended July 31, 2023 and fiscal period ended July 31, 2022, the Fund paid the following brokerage commissions:
Fund	2023(1)	2022(1)
Large Cap Growth ETF	$25,562	$17,700(2)
(1)
Brokerage commissions include any commissions on derivatives transactions.
(2)
The information presented above is from November 9, 2021 (commencement of operations) through July 31, 2022.

Commission rates are established by country and trade method used to execute a given order. Any changes in the amount of brokerage commissions paid by a Fund are due to these factors as well as the Fund’s asset growth, cash flows and changes in portfolio turnover.
SOFT DOLLAR PRACTICES. The Sub-Adviser is responsible for the day-to-day portfolio management activities of the Fund, including effecting securities transactions. As noted above, to the extent consistent with Section 28(e) of the 1934 Act, the Sub-Adviser may obtain “soft dollar” benefits in connection with the execution of transactions for the Fund. The Sub-Adviser may cause the Fund to pay a broker-dealer an amount in excess of the amount that another broker-dealer would have charged for the same transaction, in exchange for “brokerage and research services” (as defined in the 1934 Act). Information so received is in addition to and not in lieu of the services that the Sub-Adviser is required to perform under the investment sub-advisory agreement. In circumstances where two or more broker-dealers are equally capable of providing best execution, the Sub-Adviser may, but is under no obligation to, choose the broker-dealer that provides superior research or analysis as determined by the Sub-Adviser in its sole discretion. Neither the management fees nor the sub-advisory fees paid by the Fund are reduced because the Sub-Adviser or its affiliates receive these services even though the Sub-Adviser or its affiliates might otherwise be required to purchase some of these services for cash. Some of these services are of value to the Sub-Adviser or its affiliates in advising various of their clients (including the Fund), although not all of these services are necessarily useful and of value in managing the Fund. These products and services may include research reports, access to management personnel, financial newsletters and trade journals, seminar and conference fees, quantitative analytical software, data services, communication services relating to (or incidental to) the execution, clearing and settlement of securities transactions, post-trade services relating to functions incidental to trade execution, and other products and services that are permitted under Section 28(e), as interpreted by the SEC from time to time. In certain instances, these products and services may have additional uses that are not related to brokerage or research. For such “mixed use” items, in accordance with SEC guidance, the Sub-Adviser will make a reasonable allocation of the cost of the item according to its expected use, and will pay for that portion of the item that does not have a brokerage or research-related component out of its own pocket.
The following table shows the dollar amount of brokerage commissions paid to firms selected in recognition of research services and the approximate dollar amount of the transactions involved for the fiscal year ended July 31, 2023.
FUND	COMMISSIONS PAID TO FIRMS SELECTED IN RECOGNITION OF RESEARCH SERVICES	TOTAL AMOUNT OF TRANSACTIONS TO FIRMS SELECTED IN RECOGNITION OF RESEARCH SERVICES
Large Cap Growth ETF*	$14,079	$112,603,628
*
The commissions identified as being paid to brokers selected in recognition of research services include third-party research services only, and are calculated by applying Wellington Management’s firmwide percentage of commissions paid to the broker that would have been applied to the third-party research services as a percentage of the Wellington Management’s total activity with that broker. This calculated percentage is then applied across all of the Wellington Management’s client accounts to provide a pro rata reporting of the estimated third-party soft dollar commission amount. Wellington Management also receives proprietary research services provided directly by firms. However, the amounts of commissions attributable to such research services are not readily ascertainable and are not included in the table.
The following table identifies the Fund’s regular brokers or dealers (as defined under Rule 10b-1 of the 1940 Act) whose securities the Fund has acquired during the fiscal year ended July 31, 2023 and the value of the Fund’s aggregate holdings of each such issuer as of July 31, 2023.
FUND	REGULAR BROKER OR DEALER	AGGREGATE VALUE
Large Cap Growth ETF
	N/A	N/A
Fund Expenses
HFMC shall pay all expenses of the Trust, except for: (i) interest and taxes; (ii) brokerage commissions and other expenses (such as stamp taxes) connected with the execution of portfolio transactions; (iii) expenses incident to the creation and redemption of its shares; (iv) legal fees in connection with any arbitration, litigation or pending or threatened arbitration or litigation, including any settlements in connection therewith and any obligation which the Trust may have to indemnify its officers and Trustees with respect thereto; (v) distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act; (vi) such extraordinary non-recurring expenses as may arise; and (vii) acquired fund fees and expenses.
Distribution Arrangements
GENERAL
ALPS serves as the principal underwriter and distributor for the Fund pursuant to a Distribution Agreement initially approved by the Trust’s Board of Trustees. ALPS’ principal business address is 1290 Broadway, Suite 1000, Denver, Colorado 80203. ALPS is a registered broker-dealer and member of the Financial Industry Regulatory Authority (“FINRA”). The Distribution Agreement continues in effect for two years from initial approval and for successive one-year periods thereafter, provided that each such continuance is specifically approved (1) by the vote of a majority of the trustees of the Trust, including a majority of the trustees who are not parties to the Distribution Agreement or interested persons (as defined in the 1940 Act) of the Trust, or (2) by the vote of a majority of the outstanding voting securities of the Fund. ALPS will not distribute Shares in less than Creation Units, and it does not maintain a secondary market in the Shares. ALPS may enter into participant agreements (“Participant Agreements”) with other broker-dealers or other qualified financial institutions with respect to creations and redemptions of Creation Units.
ADDITIONAL COMPENSATION PAYMENTS TO FINANCIAL INTERMEDIARIES. As stated in the prospectus under Payments to Financial Intermediaries and Other Entities, HFMC and/or its affiliates may make additional compensation payments out of their own assets, and not as an expense to or out of the assets of the Fund, to Financial Intermediaries for access to brokerage platforms or distribution channels and/or for support and/or services related to activities that are designed to make registered representatives, other professionals and individual investors more knowledgeable about the Fund or for other activities, such as participation in marketing activities and presentations, educational training programs, and the support of technology platforms and/or reporting systems, all of which are intended to encourage the sale of Fund shares. HFMC and/or its affiliates may also make payments to Financial Intermediaries for the provision of analytical or other data to HFMC or its affiliates relating to sales of Fund Shares. For these reasons, (1) if your Financial Intermediary receives greater payments with respect to the Fund than it receives with respect to other products, it may be more inclined to sell you shares of the Fund rather than another product and/or (2) if your Financial Intermediary receives greater payments with respect to the Fund, such payments may create an incentive for the Financial Intermediary to favor the Fund rather than other fund companies or investment products for which it may receive a lower payment. You may contact your Financial Intermediary if you want additional information regarding any additional payments it receives (“Additional Payments”). These Additional Payments, which would be in addition to commissions, account fees or other charges that your Financial Intermediary may assess, may create an incentive for your Financial Intermediary to sell and recommend the Fund over other products for which it may receive less compensation.
COMMISSIONS TO DEALERS
For the fiscal year ended July 31, 2023, ALPS did not receive any commissions for the sale of Fund shares.
DISTRIBUTION PLAN
The Board has approved the adoption of a distribution plan (a “Plan”) pursuant to Rule 12b-1 under the 1940 Act for shares of the Fund. Pursuant to the Plan, the Fund may pay ALPS a fee of up to 0.25% of the average daily net assets attributable to shares for distribution financing activities and shareholder account servicing activities. The entire amount of the fee may be used for shareholder servicing expenses and/or distribution expenses. However, no 12b-1 Plan fee is currently charged to the Fund, and there are no plans in place to impose a 12b-1 Plan fee.
The 12b-1 Plan fee may only be imposed or increased when the Board of Trustees determines that it is in the best interests of shareholders to do so. Because these fees are paid out of the Fund’s assets on an ongoing basis, to the extent that a fee is authorized, over time it will increase the cost of an investment in the Fund. The 12b-1 Plan fee may cost an investor more than other types of sales charges.
GENERAL. Distribution fees paid to ALPS, if authorized by the Board in the future, may be spent on any activities or expenses primarily intended to result in the sale of the Fund’s shares including, but not limited to: (a) payment of initial and ongoing commissions and other compensation payments to brokers, dealers, financial institutions or others who sell the Fund’s shares; (b) compensation to employees of ALPS; (c) compensation to and expenses, including overhead such as communications and telephone, training, supplies, photocopying and similar types of expenses, of ALPS incurred in the printing and mailing or other dissemination of all prospectuses and statements of additional information; and (d) the costs of preparation, printing and mailing reports used for sales literature and related expenses, advertisements and other distribution related expenses (including personnel of ALPS). If authorized by the Board in the future, service fees paid under the Plan are payments for the provision of personal service and/or the maintenance of shareholder accounts. The Plan is considered a compensation type plan, which means that the Fund pays ALPS the entire fee, if authorized by the Board in the future, regardless of ALPS’ expenditures. Even if ALPS’ actual expenditures exceed the fee payable to ALPS, if authorized by the Board in the future, at any given time, the Fund will not be obligated to pay more than that fee. If ALPS’ actual expenditures are less than the fee payable to ALPS, if authorized by the Board in the future, at any given time, ALPS may realize a profit from the arrangement.
The Plan was adopted by a majority vote of the Board of Trustees of the Trust, including at least a majority of trustees who are not, and were not at the time they voted, interested persons of the Fund as defined in the 1940 Act and do not and did not have any direct or indirect financial interest in the operation of the Plan, cast in person at a meeting called for the purpose of voting on the Plan. In approving the Plan, the trustees identified and considered a number of potential benefits that the Plan may provide to the Fund and its shareholders. Under its terms, the Plan remains in effect from year to year provided such continuance is approved annually by vote of the trustees of the Trust in the manner described above. The Plan may not be amended to increase materially the amount to be spent for distribution without approval of the shareholders of the Fund affected by the increase, and material amendments to the Plan must also be approved by the Board of Trustees in the manner described above. The Plan may be terminated at any time, without payment of any penalty, by vote of the majority of the trustees of the Trust who are not interested persons of the Fund and have no direct or indirect financial interest in the operations of the Plan, or by a vote of a “majority of the outstanding voting securities” of the Fund. The Plan will automatically terminate in the event of its assignment.
Creation and Redemption of Shares
The Trust will issue and sell shares of the Fund only in Creation Units on a continuous basis through the Distributor, without a sales load, at the NAV next determined after receipt of an order in proper form as described in the Participant Agreement, on any Business Day (as defined below).
In its discretion, HFMC reserves the right to increase or decrease the number of the Fund’s shares that constitute a Creation Unit. The Board reserves the right to declare a split or a consolidation in the number of shares outstanding of the Fund, and to make a corresponding change in the number of shares constituting a Creation Unit, in the event that the per share price in the secondary market rises (or declines) to an amount that falls outside the range deemed desirable by the Board.
A “Business Day” with respect to the Fund is each day the New York Stock Exchange (“NYSE” or the “Exchange”) is open. Orders from Authorized Participants to create or redeem Creation Units will only be accepted on a Business Day.
The time at which transactions and shares are priced and the time by which orders must be received may be changed in case of an emergency or if regular trading on the NYSE is stopped at a time other than its regularly scheduled closing time. The Trust reserves the right to reprocess creation and redemption transactions that were initially processed at a NAV other than the Fund’s official closing NAV (as the same may be subsequently adjusted), and to recover amounts from (or distribute amounts to) Authorized Participants based on the official closing NAV. The Trust reserves the right to advance the time by which creation and redemption orders must be received for same business day credit as otherwise permitted by the SEC.
FUND DEPOSIT
The consideration for purchase of Creation Units will generally consist of Deposit Securities and the Cash Component (together, the “Fund Deposit”), or, as permitted or required by the Fund, other in-kind securities and/or cash. The portfolio of securities required in the Fund Deposit may be different than the portfolio of securities the Fund will deliver upon redemption of Fund shares. Due to various legal and operational constraints in certain asset classes or countries in which the Fund invests, Creation Units of the Fund may be issued wholly or partially for cash. The Deposit Securities and Cash Component are subject to any adjustments, as described below, in order to effect purchases of Creation Units of the Fund until such time as the next-announced composition of the Deposit Securities and Cash Component is made available.
The function of the Cash Component is to compensate for any differences between the NAV per Creation Unit and the Deposit Amount (as defined below). The Cash Component would be an amount equal to the difference between the NAV of the shares (per Creation Unit) and the “Deposit Amount,” which is an amount equal to the market value of the Deposit Securities. If the Cash Component is a positive number (the NAV per Creation Unit exceeds the Deposit Amount), the Authorized Participant will deliver the Cash Component. If the Cash Component is a negative number (the NAV per Creation Unit is less than the Deposit Amount), the Authorized Participant will receive the Cash Component. Computation of the Cash Component excludes any stamp duty or other similar fees and expenses payable upon transfer of beneficial ownership of the Deposit Securities, which shall be the sole responsibility of the Authorized Participant. The Cash Component may also include a “Dividend Equivalent Payment,” which enables the Fund to make a complete distribution of dividends on the next dividend payment date, and is an amount equal, on a per Creation Unit basis, to the dividends on all the securities held by the Fund with ex-dividend dates within the accumulation period for such distribution (the “Accumulation Period”), net of expenses and liabilities for such period, as if all of the securities had been held by the Trust for the entire Accumulation Period. The Accumulation Period begins on the ex-dividend date for the Fund and ends on the next ex-dividend date.
The State Street Bank and Trust Company (the “Transfer Agent”), through the NSCC, makes available on each Business Day, prior to the opening of business on the Exchange (currently 9:30 a.m., Eastern time), the identity and the required number or amount of each Deposit Security and the amount of the Cash Component to be included in the current Fund Deposit (based on information at the end of the previous Business Day). Such Fund Deposit is applicable, subject to any adjustments, as described below, in order to effect purchases of Creation Units of the Fund until such time as the next announced composition of the Fund Deposit is made available.
The identity and number of shares of the Deposit Securities and the amount of the Cash Component required for a Fund Deposit for the Fund changes as corporate action events, such as dividends, splits, and rights issues, are reflected from time to time by HFMC with a view to the investment objective of the Fund. The composition of the Deposit Securities may also change in response to adjustments to the weighting or composition of the securities constituting the Fund’s Tracking Basket.
Additionally, Deposit Securities may include securities that are not included, or that are included with different weightings, in the Fund's Tracking Basket. On each Business Day, before commencement of trading in shares on the listing exchange, the Fund will disclose on its website the composition of any portfolio of securities exchanged with an Authorized Participant on the previous Business Day that differed from such Business Day’s Tracking Basket other than with respect to cash.

The Fund generally requires the substitution of an amount of cash (i.e., a cash-in-lieu amount) to replace Deposit Securities that are Representative ETFs. In addition, the Fund may determine, upon receiving a purchase order from an Authorized Participant, to accept a basket of securities or cash that differs from Deposit Securities or to have the purchase be made entirely or in part in cash. This includes, but is not limited to, a determination to permit the substitution of an amount of cash (i.e., a “cash-in-lieu” amount) to be added to the Cash Component to replace any Deposit Security that is not available in sufficient quantity for delivery, not eligible for transfer through the systems of DTC, the Federal Reserve System or the clearing process through the Continuous Net Settlement System of the NSCC, (the Clearing Process), not permitted to be re-registered in the name of the Fund as a result of an in-kind purchase order pursuant to local law or market convention, restricted under the securities laws or which may not be eligible for trading by an Authorized Participant or the investor for which it is acting. In cases where the Fund purchases portfolio securities with cash, the Authorized Participant will reimburse the Fund for, among other things, any difference between the market value at which the securities were purchased by the Fund and the cash in lieu amount (which amount, at HFMC's discretion, may be capped), applicable registration fees and taxes. Brokerage commissions incurred in connection with the Fund's acquisition of Deposit Securities will be at the expense of the Fund and will affect the value of all shares of the Fund; but HFMC may adjust the transaction fee to the extent the composition of the Deposit Securities changes or cash in lieu is added to the Cash Component to protect ongoing shareholders.
PROCEDURES FOR CREATING CREATION UNITS
To be eligible to place orders with the Distributor and to create a Creation Unit of the Fund, an entity must be: (i) a “Participating Party,” i.e. a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the NSCC (the “Clearing Process”), a clearing agency that is registered with the SEC; or (ii) a participant of DTC (“DTC Participant”) and must have executed a Participant Agreement with the Distributor (and accepted by the Transfer Agent), with respect to creations and redemptions of Creation Units (discussed below). A Participating Party or DTC Participant who has executed a Participant Agreement is referred to as an “Authorized Participant.” All shares of the Fund, however created, will be entered on the records of DTC in the name of its nominee for the account of a DTC Participant.
Except as described below, and in all cases subject to the terms of the applicable Participant Agreement, all orders to create Creation Units of the Fund must be received by the Transfer Agent no later than 4:00 p.m., Eastern time ("Order Cutoff Time") in each case on the date such order is placed for creation of Creation Units to be effected based on the NAV of shares of the Fund as next determined after receipt of an order in proper form. On days when the Exchange closes earlier than normal (such as the day before a holiday), the Fund will require standard orders to create Creation Units to be placed by the earlier closing time. Notwithstanding the foregoing, the Trust may, but is not required to, permit orders until 4:00 p.m., Eastern time, or until the market close (in the event the Exchange closes early). The date on which an order to create Creation Units (or an order to redeem Creation Units, as discussed below) is placed is referred to as the “Transmittal Date.” Orders must be transmitted by an Authorized Participant through the Transfer Agent’s electronic order system or by telephone or other transmission method acceptable to the Transfer Agent pursuant to procedures set forth in the Participant Agreement. Economic or market disruptions or changes, or telephone or other communication failure may impede the ability to reach the Transfer Agent, Distributor or an Authorized Participant.
All investor orders to create Creation Units shall be placed with an Authorized Participant in the form required by such Authorized Participant. In addition, an Authorized Participant may request that an investor make certain representations or enter into agreements with respect to an order (to provide for payments of cash). Investors should be aware that their particular broker may not have executed a Participant Agreement and, therefore, orders to create Creation Units of the Fund will have to be placed by the investor’s broker through an Authorized Participant. In such cases, there may be additional charges to such investor. A limited number of broker-dealers are expected to execute a Participant Agreement and only a small number of such Authorized Participants are expected to have international capabilities.
Creation Units may be created in advance of the receipt by the Trust of all or a portion of the Fund Deposit. In such cases, the Authorized Participant will remain liable for the full deposit of the missing portion(s) of the Fund Deposit and will be required to post collateral with the Trust consisting of cash at least equal to a percentage of the marked-to-market value of such missing portion(s) that is specified in the Participant Agreement. The Trust may use such collateral to buy the missing portion(s) of the Fund Deposit at any time and will subject such Authorized Participant to liability for any shortfall between the cost to the Trust of purchasing such securities and the value of such collateral. The Trust will have no liability for any such shortfall. The Trust will return any unused portion of the collateral to the Authorized Participant once the entire Fund Deposit has been properly received by the Transfer Agent and deposited into the Trust.
Orders for Creation Units that are effected outside the Clearing Process are likely to require transmittal by the DTC Participant earlier on the Transmittal Date than orders effected using the Clearing Process. Those persons placing orders outside the Clearing Process should ascertain the deadlines applicable to DTC and the Federal Reserve Bank wire system by contacting the operations department of the broker or depository institution effectuating such transfer of Deposit Securities and Cash Component.
Orders to create Creation Units of the Fund may be placed through the Clearing Process using procedures applicable to domestic funds for domestic securities (“Domestic Funds”) (see “Placement of Creation Orders Using Clearing Process”) or outside the Clearing Process using the procedures applicable to either Domestic Funds or foreign funds for foreign securities (“Foreign

Funds”) (see “—Placement of Creation Orders Outside Clearing Process—Domestic Funds” and “—Placement of Creation Orders Outside Clearing Process—Foreign Funds”). In the event that the Fund includes both domestic and foreign securities, the time for submitting orders is as stated in the “Placement of Creation Orders Outside Clearing Process—Foreign Funds” and “Placement of Redemption Orders Outside Clearing Process—Foreign Funds” sections below shall operate.
PLACEMENT OF CREATION ORDERS USING CLEARING PROCESS
Fund Deposits created through the Clearing Process, if available, must be delivered through a Participating Party that has executed a Participant Agreement.
The Participant Agreement authorizes the Transfer Agent to transmit to NSCC on behalf of the Participating Party such trade instructions as are necessary to effect the Participating Party’s creation order. Pursuant to such trade instructions from the Transfer Agent to NSCC, the Participating Party agrees to transfer the requisite Deposit Securities (or contracts to purchase such Deposit Securities that are expected to be delivered in a “regular way” manner by the second (2nd) Business Day) and the Cash Component to the Trust, together with such additional information as may be required by the Transfer Agent and the Distributor as set forth in the Participant Agreement. An order to create Creation Units of the Fund through the Clearing Process is deemed received by the Transfer Agent on the Transmittal Date if (i) such order is received by the Transfer Agent not later than the Order Cutoff Time on such Transmittal Date and (ii) all other procedures set forth in the Participant Agreement are properly followed. All orders are subject to acceptance by the Distributor.
PLACEMENT OF CREATION ORDERS OUTSIDE CLEARING PROCESS—DOMESTIC FUNDS
Fund Deposits created outside the Clearing Process must be delivered through a DTC Participant that has executed a Participant Agreement. A DTC Participant who wishes to place an order creating Creation Units of the Fund to be effected outside the Clearing Process need not be a Participating Party, but such orders must state that the DTC Participant is not using the Clearing Process and that the creation of Creation Units will instead be effected through a transfer of securities and cash. The Fund Deposit transfer must be ordered by the DTC Participant in a timely fashion so as to ensure the delivery of the requisite number of Deposit Securities through DTC to the account of the Trust no later than 11:00 a.m. Eastern time, of the next Business Day immediately following the Transmittal Date. All questions as to the number of Deposit Securities to be delivered, and the validity, form and eligibility (including time of receipt) for the deposit of any tendered securities, will be determined by the Trust, whose determination shall be final and binding. The cash equal to the Cash Component must be transferred directly to the Transfer Agent through the Federal Reserve wire system in a timely manner so as to be received by the Transfer Agent no later than 2:00 p.m. Eastern time on the next Business Day immediately following the Transmittal Date. An order to create Creation Units of the Fund outside the Clearing Process will be deemed received by the Transfer Agent on the Transmittal Date if (i) such order is received by the Transfer Agent not later than the Order Cutoff Time on such Transmittal Date; and (ii) all other procedures set forth in the Participant Agreement are properly followed. However, if the Transfer Agent does not receive both the requisite Deposit Securities and the Cash Component in a timely fashion on the next Business Day immediately following the Transmittal Date, such order will be cancelled. Upon written notice to the Transfer Agent, such cancelled order may be resubmitted the following Business Day using the Fund Deposit as newly constituted to reflect the current NAV of the Fund. The delivery of Creation Units so created will occur no later than the second (2nd) Business Day following the day on which the creation order is deemed received by the Transfer Agent.
Additional transaction fees may be imposed with respect to transactions effected outside the Clearing Process (through a DTC participant) and in circumstances in which any cash can be used in lieu of Deposit Securities to create Creation Units. (See “Creation Transaction Fee” section below.)
PLACEMENT OF CREATION ORDERS OUTSIDE CLEARING PROCESS—FOREIGN FUNDS
The Transfer Agent will inform the Distributor, HFMC and State Street Bank and Trust Company (“the Custodian”) upon receipt of a Creation Order. The Custodian will then provide such information to the appropriate subcustodian. For the Fund, the Custodian will cause the subcustodian of the Fund to maintain an account into which the Deposit Securities (or the cash value of all or part of such securities, in the case of a permitted or required cash purchase or “cash-in-lieu” amount) will be delivered. Deposit Securities must be delivered to an account maintained at the applicable local custodian. The Fund must also receive, on or before the contractual settlement date, immediately available or same day funds estimated by the Custodian to be sufficient to pay the Cash Component next determined after receipt in proper form of the purchase order, together with the creation transaction fee described below.
Once the Distributor has accepted a creation order, the Transfer Agent will confirm the issuance of a Creation Unit of the Fund against receipt of payment, at such NAV as will have been calculated after receipt in proper form of such order. The Transfer Agent will then transmit a confirmation of acceptance of such order.
Creation Units will not be issued until the transfer of good title to the Trust of the Deposit Securities and the payment of the Cash Component and applicable transaction fee have been completed. When the subcustodian has confirmed to the Custodian that the required Deposit Securities (or the cash value thereof) have been delivered to the account of the relevant subcustodian, the Distributor and HFMC will be notified of such delivery and the Transfer Agent will issue and cause the delivery of the Creation Units.
ACCEPTANCE OF CREATION ORDERS

The Trust and the Distributor reserve the absolute right to reject or revoke acceptance of a creation order transmitted to it in respect to the Fund, for example if: (i) the order is not in proper form; (ii) the investor(s), upon obtaining the shares ordered, would own 80% or more of the currently outstanding shares of the Fund; (iii) acceptance of the Fund Deposit would have certain adverse tax consequences to the Fund; (iv) acceptance of the Fund Deposit would, in the opinion of counsel, be unlawful; (v) acceptance of the Fund Deposit would otherwise, in the discretion of the Trust or HFMC, have an adverse effect on the Trust or the rights of beneficial owners of the Fund; or (vi) in the event that circumstances outside the control of the Trust, the Transfer Agent, the Distributor or HFMC make it for all practical purposes impossible to process creation orders. The Distributor shall notify the Authorized Participant acting on behalf of the creator of a Creation Unit of its rejection of the order of such person. Neither the Trust, the Transfer Agent, the Distributor nor HFMC are under any duty, however, to give notification of any defects or irregularities in the delivery of Fund Deposits nor shall any of them incur any liability for the failure to give any such notification.
All questions as to the number of shares of Deposit Securities and the validity, form, eligibility, and acceptance for deposit of any securities to be delivered and the amount and form of the Cash Component, as applicable, shall be determined by the Trust, and the Trust’s determination shall be final and binding.
CREATION TRANSACTION FEE
A creation transaction fee payable to the Custodian is imposed on each creation transaction regardless of the number of Creation Units purchased in the transaction, as described in the table below. Where the Trust permits or specifies cash creations, an Authorized Participant submitting a cash creation order may also be assessed a variable transaction fee on the cash portion of its order up to a maximum amount as indicated in the table below.
FUND	STANDARD CASH TRANSACTION FEE*	STANDARD IN-KIND TRANSACTION FEE*	MAXIMUM VARIABLE TRANSACTION FEE**
Large Cap Growth ETF	$100	$250	$1,000
*
From time to time, the Fund may waive all or a portion of its applicable transaction fee(s). An additional charge of up to four (4) times the standard in-kind transaction fee may be charged to the extent a transaction is outside of the clearing process.
**
The Fund may charge an additional variable transaction fee for creations in cash to offset brokerage and impact expenses associated with the cash transaction. The variable transaction fee will be calculated based on historical transaction cost data and HFMC’s view of current market conditions; however, the actual variable fee charged for a given transaction may be lower or higher than the trading expenses incurred by the Fund with respect to that transaction.
In the case of cash creations or where the Trust permits or requires a creator to substitute cash, or another security, in lieu of depositing a portion of the Deposit Securities, the creator may be assessed an additional variable transaction fee to compensate the Fund for the costs associated with purchasing the applicable securities as disclosed in the table above. (See “Fund Deposit” section above.) As a result, in order to seek to replicate the in-kind creation order process, the Trust expects to purchase, in the secondary market or otherwise gain exposure to, the portfolio securities that could have been delivered as a result of an in-kind creation order pursuant to local law or market convention, or for other reasons (“Market Purchases”). In such cases where the Trust makes Market Purchases, the Authorized Participant may be required to reimburse the Trust for, among other things, any difference between the market value at which the securities and/or financial instruments were purchased by the Trust and the cash in lieu amount (which amount, at HFMC’s discretion, may be capped), applicable registration fees, brokerage commissions and certain taxes. HFMC may adjust the transaction fee to the extent the composition of the creation securities changes or cash in lieu is added to the Cash Component to protect existing shareholders. Creators of Creation Units are responsible for the costs of transferring the securities constituting the Deposit Securities to the account of the Trust. See “Portfolio Transactions and Brokerage” for additional information regarding certain cash creation transactions. From time to time, all or a portion of the Fund’s creation transaction fees may be waived at the sole discretion of the Fund. To the extent the Fund does not recoup the amount of costs incurred in connection with a creation transaction, those costs will be borne by the Fund and may negatively affect the Fund’s performance.
REDEMPTION OF CREATION UNITS
Shares may be redeemed only in Creation Units at their NAV next determined after receipt of a redemption request in proper form on a Business Day and only through a Participating Party or DTC Participant who has executed a Participant Agreement. The Fund will not redeem shares in amounts less than Creation Units (except the Fund may redeem shares in amounts less than a Creation Unit in the event the Fund is being liquidated). Beneficial owners must accumulate enough shares in the secondary market to constitute a Creation Unit in order to have such shares redeemed by the Trust. There can be no assurance, however, that there will be sufficient liquidity in the public trading market at any time to permit assembly of a Creation Unit. Authorized Participants should expect to incur brokerage and other costs in connection with assembling a sufficient number of shares to constitute a redeemable Creation Unit. All redemptions are subject to the procedures contained in the applicable Participant Agreement.
With respect to the Fund, the Transfer Agent, through the NSCC, makes available prior to the opening of business on the Exchange (currently 9:30 a.m., Eastern time) on each Business Day, the identity and number or amount of the securities (“Fund Securities”) and/or an amount of cash that will be applicable (subject to possible amendment or correction) to redemption requests received in proper form (as described below) on that day. Fund Securities may include securities that are not included, or that are included with different weightings, in the Fund's Tracking Basket. On each Business Day, before commencement of trading in shares on the listing exchange, the Fund will disclose on its website the composition of any portfolio of securities exchanged with an

Authorized Participant on the previous Business Day that differed from such Business Day’s Tracking Basket other than with respect to cash. All orders are subject to acceptance by the Distributor. The Fund’s securities received on redemption may not be identical to Deposit Securities that are applicable to creations of Creation Units.
Unless cash only redemptions are available or specified for the Fund, the redemption proceeds for a Creation Unit will generally consist of Fund Securities – as published on the Business Day of the request for a redemption order received in proper form – plus cash in an amount equal to the difference between the NAV of the shares being redeemed, as next determined after a receipt of a request in proper form, and the value of the Fund Securities, less the redemption transaction fee and variable fees described below. Where “cash-in-lieu” is required or permitted, the amount of cash, or the value of the substituted security, paid out in such cases will be equivalent to the value of the instrument listed as the Fund Security. In the event that the Fund Securities have a value greater than the NAV of the shares, a compensating cash payment equal to the difference is required to be made by an Authorized Participant. In addition, the Fund generally substitutes a cash-in-lieu amount to replace any Fund Securities that are Representative ETFs. In addition, the Fund reserves the right to honor a redemption request by delivering a basket of securities or cash that differs from the Fund Securities.
Redemptions of shares for Fund Securities will be subject to compliance with applicable U.S. federal and state securities laws, and the Fund reserves the right to redeem Creation Units for cash, or to substitute securities, to the extent that the Trust could not lawfully deliver specific Fund Securities upon redemptions or could not do so without first registering the Fund Securities under such laws. An Authorized Participant, or a beneficial owner of shares for which it is acting, subject to a legal restriction with respect to a particular security included in the redemption of a Creation Unit may be paid an equivalent amount of cash or securities. This would specifically prohibit delivery of Fund Securities that are not registered in reliance upon Rule 144A under the 1933 Act to a redeeming beneficial owner of shares that is not a “qualified institutional buyer,” as such term is defined under Rule 144A of the 1933 Act. The Authorized Participant may request the redeeming beneficial owner of the shares to complete an order form or to enter into agreements with respect to such matters as compensating cash or securities payment.
The right of redemption may be suspended or the date of payment postponed with respect to the Fund: (i) for any period during which the Exchange is closed (other than customary weekend and holiday closings); (ii) for any period during which trading on the Exchange is suspended or restricted; (iii) for any period during which an emergency exists as a result of which disposal by the Fund of securities it owns or determination of the Fund’s NAV is not reasonably practicable; or (iv) in such other circumstances as permitted by the SEC.
An Authorized Participant submitting a redemption request is deemed to represent to the Trust that it (or its client) (i) has full legal authority and legal right to tender for redemption the requisite number of shares of the Fund and to receive the entire proceeds of the redemption and (ii) if such shares submitted for redemption have been loaned or pledged to another party or are the subject of a repurchase agreement, securities lending agreement or any other arrangement affecting legal or beneficial ownership of such shares being tendered there are no restrictions precluding the tender and delivery of such shares (including borrowed shares, if any) for redemption, free and clear of liens, on the redemption settlement date. The Trust reserves the right to verify these representations at its discretion, but will typically require verification with respect to a redemption request from the Fund in connection with higher levels of redemption activity and/or short interest in the Fund. If the Authorized Participant, upon receipt of a verification request, does not provide sufficient verification of its representations as determined by the Trust, the redemption request will not be considered to have been received in proper form and may be rejected by the Trust. In addition, if the Distributor and/or the Trust have reason to believe that an Authorized Participant, does not own or otherwise have available for delivery the requisite number of Fund shares that comprise a Creation Unit, the Distributor and/or the Trust may require the Authorized Participant to deliver or execute supporting documentation evidencing ownership or its right to deliver sufficient Fund shares in order for the request for redemption to be in proper form. If such documentation is not satisfactory to the Distributor and/or the Trust, in their reasonable discretion, the Distributor may reject the request for redemption.
If the Trust determines, based on information available to the Trust when a redemption request is submitted by an Authorized Participant, that (i) the short interest of a Fund in the marketplace is greater than or equal to 100% and (ii) the orders in the aggregate from all Authorized Participants redeeming Fund shares on a Business Day represent 25% or more of the outstanding shares of the Fund, such Authorized Participant will be required to verify to the Trust the accuracy of its representations that are deemed to have been made by submitting a request for redemption. If, after receiving notice of the verification requirement, the Authorized Participant does not verify the accuracy of its representations that are deemed to have been made by submitting a request for redemption in accordance with this requirement, its redemption request will be considered not to have been received in proper form.

REDEMPTION TRANSACTION FEE
A redemption transaction fee payable to the Custodian is imposed on each redemption transaction regardless of the number of Creation Units redeemed in the transaction, as described in the table below. Where the Trust permits or specifies cash redemptions, an Authorized Participant submitting a cash redemption order may also be assessed a variable transaction fee on the cash portion of its order up to a maximum amount as indicated in the table below.
FUND	STANDARD CASH TRANSACTION FEE*	STANDARD IN-KIND TRANSACTION FEE*	MAXIMUM VARIABLE TRANSACTION FEE**
Large Cap Growth ETF	$100	$250	2%
*
From time to time, the Fund may waive all or a portion of its applicable transaction fee(s). An additional charge of up to four (4) times the standard transaction fee (but in no event greater than 2.00% of the value of each Creation Unit) may be charged to the extent a transaction is outside of the clearing process.
**
The Fund may charge an additional variable transaction fee for redemptions in cash to offset brokerage and impact expenses associated with the cash transaction. The variable transaction fee will be calculated based on historical transaction cost data and HFMC’s view of current market conditions; however, the actual variable fee charged for a given transaction may be lower or higher than the trading expenses incurred by the Fund with respect to that transaction.
An additional variable transaction fee for cash redemptions or partial cash redemptions (when cash redemptions are permitted or required for the Fund) may be imposed to compensate the Fund for the costs associated with selling the applicable securities as disclosed in the table above. As a result, in order to seek to replicate the in-kind redemption order process, the Trust expects to sell, in the secondary market, the portfolio securities or settle any financial instruments that may not be permitted to be re-registered in the name of the Participating Party as a result of an in-kind redemption order pursuant to local law or market convention, or for other reasons (“Market Sales”). In such cases where the Trust makes Market Sales, the Authorized Participant may be required to reimburse the Trust for, among other things, any difference between the market value at which the securities and/or financial instruments were sold or settled by the Trust and the cash in lieu amount (which amount, at HFMC’s discretion, may be capped), applicable registration fees, brokerage commissions and certain taxes (“Transaction Costs”). HFMC may adjust the transaction fee to the extent the composition of the redemption securities changes or cash in lieu is added to the Cash Component to protect existing shareholders. In no event will fees charged by the Fund in connection with a redemption exceed 2% of the value of each Creation Unit. Investors who use the services of a broker or other such intermediary may be charged a fee for such services. See “Portfolio Transactions and Brokerage” for additional information regarding certain cash redemption transactions. From time to time, all or a portion of the Fund’s redemption transaction fee may be waived at the sole discretion of the Fund. To the extent the Fund does not recoup the amount of Transaction Costs incurred in connection with a redemption from the redeeming shareholder because of the 2% cap or otherwise, those Transaction Costs will be borne by the Fund and may negatively affect the Fund’s performance.
PLACEMENT OF REDEMPTION ORDERS USING CLEARING PROCESS
Orders to redeem Creation Units of the Fund through the Clearing Process, if available, must be delivered through a Participating Party that has executed the Participant Agreement. An order to redeem Creation Units of the Fund using the Clearing Process is deemed received on the Transmittal Date if (i) such order is received by the Transfer Agent not later than 4:00 p.m. Eastern time on such Transmittal Date; and (ii) all other procedures set forth in the Participant Agreement are properly followed; such order will be effected based on the NAV of the Fund as next determined. An order to redeem Creation Units of the Fund using the Clearing Process made in proper form but received by the Fund after 4:00 p.m. Eastern time , will be deemed received on the next Business Day immediately following the Transmittal Date. The requisite Fund Securities (or contracts to purchase such Fund Securities which are expected to be delivered in a “regular way” manner) and the applicable cash payment will be transferred by the second (2nd) Business Day following the date on which such request for redemption is deemed received.
PLACEMENT OF REDEMPTION ORDERS OUTSIDE CLEARING PROCESS—DOMESTIC FUNDS
Orders to redeem Creation Units of the Fund outside the Clearing Process must be delivered through a DTC Participant that has executed the Participant Agreement. A DTC Participant who wishes to place an order for redemption of Creation Units of the Fund to be effected outside the Clearing Process need not be a Participating Party, but such orders must state that the DTC Participant is not using the Clearing Process and that redemption of Creation Units of the Fund will instead be effected through transfer of Creation Units of the Fund directly through DTC. An order to redeem Creation Units of the Fund outside the Clearing Process is deemed received by the Transfer Agent on the Transmittal Date if (i) such order is received by the Transfer Agent not later than 4:00 p.m. Eastern time on such Transmittal Date; (ii) such order is preceded or accompanied by the requisite number of shares of Creation Units specified in such order, which delivery must be made through DTC to the Transfer Agent no later than 11:00 a.m. Eastern time on such Transmittal Date; and (iii) all other procedures set forth in the Participant Agreement are properly followed.

After the Transfer Agent has deemed an order for redemption outside the Clearing Process received, the Transfer Agent will initiate procedures to transfer the requisite Fund Securities (or contracts to purchase such Fund Securities) which are expected to be delivered within two Business Days and the cash redemption payment to the redeeming Beneficial Owner by the second Business Day following the Transmittal Date on which such redemption order is deemed received by the Transfer Agent. Additional transaction fees may be imposed with respect to transactions effected outside the Clearing Process. (See “Redemption Transaction Fee” section above.)
PLACEMENT OF REDEMPTION ORDERS OUTSIDE CLEARING PROCESS—FOREIGN FUNDS
Arrangements satisfactory to the Trust must be in place for the Participating Party to transfer the Creation Units through DTC on or before the settlement date. Redemptions of shares for Fund Securities will be subject to compliance with applicable U.S. federal and state securities laws and the Fund (whether or not it otherwise permits or requires cash redemptions) reserves the right to redeem Creation Units for cash.
In connection with taking delivery of shares for Fund Securities upon redemption of Creation Units, a redeeming shareholder or entity acting on behalf of a redeeming shareholder must maintain appropriate custody arrangements with a qualified broker-dealer, bank or other custody providers in each jurisdiction in which any of the Fund Securities are customarily traded, to which account such Fund Securities will be delivered. If neither the redeeming shareholder nor the entity acting on behalf of a redeeming shareholder has appropriate arrangements to take delivery of the Fund Securities in the applicable foreign jurisdiction and it is not possible to make other such arrangements, or if it is not possible to effect deliveries of the Fund Securities in such jurisdictions, the Trust may, in its discretion, exercise its option to redeem such shares in cash, and the redeeming shareholder will be required to receive its redemption proceeds in cash.
Regular Foreign Holidays. The Fund generally intends to effect deliveries of Creation Units and portfolio securities on a basis of “T” plus two Business Days (i.e., days on which the national securities exchange is open) (“T+2”). The Fund may effect deliveries of Creation Units and portfolio securities on a basis other than T+2 in order to accommodate local holiday schedules, to account for different treatment among foreign and U.S. markets of dividend record dates and ex-dividend dates or under certain other circumstances. The ability of the Trust to effect in-kind creations and redemptions within two Business Days of receipt of an order in good form is subject, among other things, to the condition that, within the time period from the date of the order to the date of delivery of the securities, there are no days that are holidays in the applicable foreign market. For every occurrence of one or more intervening holidays in the applicable foreign market that are not holidays observed in the U.S. equity market, the redemption settlement cycle may be extended by the number of such intervening holidays. In addition to holidays, other unforeseeable closings in a foreign market due to emergencies may also prevent the Trust from delivering securities within normal settlement periods. The securities delivery cycles currently practicable for transferring portfolio securities to redeeming Authorized Participants, coupled with foreign market holiday schedules, will require a delivery process longer than seven calendar days for the Fund, in certain circumstances. Because the portfolio securities of the Fund may trade on days that the Fund’s exchange is closed or on days that are not Business Days for the Fund, Authorized Participants may not be able to redeem their shares of the Fund, or to purchase and sell shares of the Fund on the Exchange, on days when the NAV of the Fund could be significantly affected by events in the relevant non-U.S. markets.
Redemptions. The longest redemption cycle for the Fund is a function of the longest redemption cycle among the countries whose securities comprise the Fund’s portfolio.
Securities Lending
Pursuant to an agreement between the Trust and Citibank, N.A, the Fund was permitted to lend its portfolio securities to certain qualified borrowers. As securities lending agent, Citibank, N.A. administers the Fund’s securities lending program. The services provided to the Fund by Citibank, N.A. with respect to the Fund’s securities lending activities during the most recent fiscal year included, among other things: locating approved borrowers and arranging loans; collecting fees and rebates due to the Fund from a borrower; monitoring daily the value of the loaned securities and collateral and marking to market the daily value of securities on loan; collecting and maintaining necessary collateral; managing qualified dividends; negotiating loan terms; selecting securities to be loaned; recordkeeping and account servicing; monitoring dividend activity relating to loaned securities; and arranging for return of loaned securities to the Fund at loan termination and pursuing contractual remedies on behalf of the lending Fund if a borrower defaults on a loan. Amounts shown below may differ from amounts disclosed in the Fund’s Annual Report as a result of timing differences, reconciliation, and certain other adjustments. For the fiscal year ended July 31, 2023, the following sets forth any earned income and incurred costs and expenses as a result of securities lending activities and the receipt of related services:
FUND	Gross Income from securities lending activities	Fees paid to securities lending agent from a revenue split	Fees paid for any cash collateral management service (including fees deducted from a pooled cash collateral reinvestment vehicle) not included in the revenue split	Rebates (paid to borrower)	Aggregate fees / compensation from securities lending activities	Net income from securities lending activities
Large Cap Growth ETF	$880	$31	$0	$571	$602	$278
During the Fund’s fiscal year ended July 31, 2023, the Fund did not pay separate cash collateral management fees, administrative fees, fees for indemnification, or other fees relating to the Fund’s securities lending activities that are not reflected above.
Determination of Net Asset Value
The NAV per share is determined for the Fund’s shares as of the close of regular trading on the NYSE (typically 4:00 p.m. Eastern time, the “Valuation Time”) on each day that the NYSE is open (the “Valuation Date”). The Fund is closed for business and does not price its shares on the following business holidays: New Year’s Day, Martin Luther King Day, Presidents’ Day, Good Friday, Memorial Day, Juneteenth National Independence Day, Independence Day, Labor Day, Thanksgiving Day, Christmas Day and other holidays observed by the NYSE. If the NYSE is closed due to weather or other extraordinary circumstances on a day it would typically be open for business, the Fund may treat such day as a typical business day and accept purchase and redemption orders and calculate the Fund’s NAV in accordance with applicable law. The net asset value for the shares is determined by dividing the value of the Fund’s net assets by the number of shares outstanding. Information that becomes known to the Fund after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the NAV determined earlier that day.
On December 3, 2020, the SEC adopted Rule 2a-5 under the 1940 Act, which became effective on March 8, 2021 with a compliance date of September 8, 2022. The Board has designated the Investment Manager to serve as the Valuation Designee under Rule 2a-5, subject to continuing Board oversight. With respect to portfolio securities for which market prices are not readily available or (in the opinion of the Investment Manager with the assistance of the Sub-Adviser) do not otherwise accurately reflect the fair value of the security, the Investment Manager's Valuation Committee will value such securities at fair value based upon procedures approved by the Board. Certain fixed income securities may be valued based upon appraisals received from a pricing service using a computerized matrix system or based upon appraisals derived from information concerning the security or similar securities received from a recognized dealer or dealers in those securities. It should be recognized that judgment often plays a greater role in valuing thinly traded securities, including many lower rated bonds, than is the case with respect to securities for which a broader range of dealer quotations and last-sale information is available. The amortized cost method of valuation may be used to value debt obligations with 60 days or less remaining until maturity, so long as such amortized cost method approximates fair value.
Capitalization and Voting Rights
The capitalization of the Trust consists solely of an unlimited number of shares of beneficial interest. The Board of Trustees may establish additional series (with different investment objectives and fundamental policies) at any time in the future. Establishment and offering of additional series will not alter the rights of the Trust’s shareholders. When issued, shares are fully paid, non-assessable, redeemable and freely transferable. Shares do not have preemptive rights or subscription rights.
Under Delaware law, shareholders are not personally liable for the obligations of the Trust. In addition, the Trust Instrument disclaims liability of the shareholders, Trustees or officers of the Trust for acts or obligations of the Trust, which are binding only on the assets and property of the Trust, and requires that notice of the disclaimer be given in each contract or obligation entered into or executed by the Trust or the Trustees. The Trust Instrument also provides for indemnification out of Trust property for all loss and expense of any shareholder held personally liable for the obligations of the Trust. However, there is no certainty that the limited liability of shareholders of a Delaware statutory trust will be recognized in every state. Even in such a circumstance, the risk of a shareholder incurring financial loss on account of shareholder liability would be limited to circumstances in which the contractual disclaimer against shareholder liability is inoperative or the Trust itself is unable to meet its obligations, and thus should be considered remote.

As an investment company formed in Delaware, the Trust is not required to hold routine annual shareholder meetings. Meetings of shareholders will be called whenever one or more of the following, among other matters, is required to be acted upon by shareholders pursuant to the 1940 Act: (1) election of trustees or (2) approval of an investment management agreement or sub-advisory agreement.
Shares of common stock have equal voting rights (regardless of the net asset value per share). Shares do not have cumulative voting rights. Accordingly, the holders of more than 50% of the shares of the Trust voting for the election of trustees can elect all of the trustees if they choose to do so, and in such an event, the holders of the remaining shares would not be able to elect any trustees. Although trustees are not elected annually, shareholders have the right to remove one or more trustees. When required by law, if the holders of one third or more of the Trust’s outstanding shares request it in writing, a meeting of the Trust’s shareholders will be held to approve or disapprove the removal of trustee or trustees.
Matters in which the interests of all the Funds of the Trust are substantially identical (such as the election of trustees or the ratification of the selection of the independent registered public accounting firm) are voted on by all shareholders of the Trust without regard to the separate Funds. Matters that affect all or several Funds, but where the interests of the Funds are not substantially identical (such as approval of an investment management agreement) are voted on separately by the shareholders of the Fund for their Fund. Matters that affect only one Fund (such as a change in its fundamental policies) are voted on separately for the Fund by the shareholders of that Fund. Likewise, matters that affect only one class of shares of the Fund (such as approval of a plan of distribution) are voted on separately for that class by the holders of shares of that class.
Pursuant to the terms of the Participant Agreement, an Authorized Participant, to the extent that it is a beneficial or legal owner of Fund shares, will irrevocably appoint the Distributor as its agent and proxy with full authorization and power to vote (or abstain from voting) its beneficially or legally owned Fund shares. The Distributor intends to vote (or abstain from voting) the Authorized Participant’s beneficially or legally owned Fund shares in accordance with the Distributor’s proxy voting policies and procedures.
Shares entitle their holders to one vote per share (with proportionate voting for fractional shares). As used in the prospectus or this SAI, the phrase “vote of a majority of the outstanding shares” of the Fund (or the Trust) means the vote of the lesser of: (1) 67% of the shares of the Fund (or the Trust) present at a meeting, if the holders of more than 50% of the outstanding shares are present in person or by proxy; or (2) more than 50% of the outstanding shares of the Fund (or the Trust).
The Trust or the Fund may be terminated by a majority vote of the Board of Trustees or the affirmative vote of a supermajority of the holders of the Trust or the Fund entitled to vote on termination. Although the shares are not automatically redeemable upon the occurrence of any specific event, the Trust’s organizational documents provide that the Board will have the unrestricted power to alter the number of shares in a Creation Unit. In the event of a termination of the Trust or the Fund, the Board, in its sole discretion, could determine to permit the shares to be redeemable in aggregations smaller than Creation Units or to be individually redeemable. In such circumstance, the Trust may make redemptions in-kind, for cash or for a combination of cash or securities.
Taxes
FEDERAL TAX STATUS OF THE FUND
The following discussion of the federal tax status of the Fund is a general and abbreviated summary based on tax laws and regulations in effect on the date of this SAI. Tax law is subject to change by legislative, administrative or judicial action.
The Fund is treated as a separate taxpayer for federal income tax purposes. The Fund has elected or intends to elect to be treated as a regulated investment company under Subchapter M of Chapter 1 of the Code, and to qualify as a regulated investment company each taxable year. If the Fund: (1) continues to qualify as a regulated investment company, and (2) distributes to its shareholders an amount at least equal to the sum of: (i) 90% of its investment company taxable income (including for this purpose its net ordinary investment income and net realized short-term capital gains) and (ii) 90% of its tax-exempt interest income (reduced by certain expenses) (the “90% distribution requirement”), which the Trust intends the Fund to do, then under the provisions of Subchapter M, the Fund would not be subject to federal income tax on the portion of its investment company taxable income and net capital gain (i.e., net long-term capital gain in excess of short-term capital loss) it distributes to shareholders (or is treated as having distributed to shareholders).
The Fund must meet several requirements to maintain its status as a regulated investment company. These requirements include the following: (1) at least 90% of the Fund’s gross income for each taxable year must be derived from dividends, interest, payments with respect to loaned securities, gains from the sale or disposition of securities (including gains from related investments in foreign currencies), or other income (including gains from options, futures or forward contracts) derived with respect to its business of investing in such securities or currencies, as well as net income from interests in certain publicly traded partnerships; and (2) at the close of each quarter of the Fund’s taxable year, (a) at least 50% of the value of the Fund’s total assets must consist of cash, cash items, securities of other regulated investment companies, U.S. Government securities and other securities which, with respect to any one issuer, do not represent more than 5% of all of the Fund’s assets or more than 10% of the outstanding voting securities of such issuer, and (b) the Fund must not invest more than 25% of its total assets in the securities of any one issuer

(other than U.S. Government securities or the securities of other regulated investment companies), or of any two or more issuers that are controlled by the Fund and that are engaged in the same or similar trades or businesses or related trades or businesses, or of one or more qualified publicly traded partnerships.
If the Fund fails to satisfy either the income requirement or asset diversification requirement described above, in certain cases, however, the Fund may be able to avoid losing its status as a regulated investment company by timely providing notice of such failure to the IRS, curing such failure and possibly paying an additional tax or penalty.
The Fund generally will endeavor to distribute (or treat as deemed distributed) to its shareholders all of its investment company taxable income and its net capital gain, if any, for each taxable year so that it will not incur federal income or excise taxes on its earnings.
In addition, in order to avoid a 4% nondeductible federal excise tax on certain of its undistributed income, the Fund generally must distribute in a timely manner an amount at least equal to the sum of (1) 98% of its ordinary income (taking into account certain deferrals and elections) for each calendar year, (2) 98.2% of its capital gain net income for the one-year period ending October 31 in that calendar year, and (3) any income not distributed in prior years (the “excise tax avoidance requirements”). For purposes of determining whether the Fund has met this distribution requirement, the Fund will be deemed to have distributed any income or gains on which it has been subject to U.S. federal income tax.
If for any taxable year the Fund fails to qualify as a regulated investment company or fails to satisfy the 90% distribution requirement, all of its taxable income becomes subject to federal, and possibly state and local, income tax at regular corporate rates (without any deduction for distributions to its shareholders) and distributions to its shareholders constitute taxable dividend income (with such dividend income including dividends derived from interest on tax-exempt obligations) to the extent of the Fund’s available earnings and profits.
Investment income received from sources within foreign countries, or capital gains earned by the Fund from investing in securities of foreign issuers, may be subject to foreign income taxes withheld at the source. In this regard, withholding tax rates in countries with which the United States does not have a tax treaty are often as high as 35% or more. The United States has entered into tax treaties with many foreign countries that may entitle the Fund to a reduced rate of tax or exemption from tax on this related income and gains. The effective rate of foreign tax cannot be determined at this time since the amount of the Fund’s assets to be invested within various countries is not now known. The Trust intends that the Fund will seek to operate so as to qualify for treaty-reduced rates of tax when applicable.
In addition, if the Fund qualifies as a regulated investment company under the Code, and if more than 50% of the Fund’s total assets at the close of the taxable year consists of securities of foreign corporations, the Fund may elect, for U.S. federal income tax purposes, to treat foreign income taxes paid by the Fund (including certain withholding taxes) that can be treated as income taxes under U.S. income tax principles as paid by its shareholders. If the Fund makes such an election, an amount equal to the foreign income taxes paid by the Fund would be included in the income of its shareholders and the shareholders often are entitled to credit their portions of this amount against their U.S. tax liabilities, if any, or to deduct those portions from their U.S. taxable income, if any. Shortly after any year for which it makes such an election, the Fund will report to its shareholders, in writing, the amount per share of foreign tax that must be included in each shareholder’s gross income and the amount that will be available as a deduction or credit. Shareholders must itemize their deductions in order to deduct foreign taxes. Certain limitations may apply that could limit the extent to which the credit or the deduction for foreign taxes may be claimed by a shareholder.
The Fund’s transactions in options contracts and futures contracts are subject to special provisions of the Code that, among other things, may affect the character of gains and losses realized by the Fund (that is, may affect whether gains or losses are ordinary or capital), accelerate recognition of income to the Fund and defer losses of the Fund. These rules (1) could affect the character, amount and timing of distributions to shareholders of the Fund, (2) could require the Fund to “mark to market” certain types of the positions in its portfolio (that is, treat them as if they were closed out) and (3) may cause the Fund to recognize income without receiving cash with which to make distributions in amounts necessary to satisfy the 90% distribution requirement and the excise tax avoidance requirements described above. The Trust seeks to monitor transactions of the Fund, make the appropriate tax elections on behalf of the Fund and make the appropriate entries in the Fund’s books and records when the Fund acquires any option, futures contract or hedged investment, to mitigate the effect of these rules.
The Fund is generally permitted to carry forward capital losses for an unlimited period. Additionally, capital loss carryforwards retain their character as either short-term or long-term capital losses. In the event that the Fund were to experience an ownership change as defined under the Code, the loss carryforwards and other favorable tax attributes of the Fund, if any, may be subject to limitation.

As of July 31, 2023, the Fund had the following capital loss carryforwards as indicated below. The Fund’s capital loss carryover is available to offset the Fund’s future realized capital gains to the extent provided in the Code and regulations thereunder.
FUND	SHORT-TERM CAPITAL LOSS CARRYFORWARD WITH NO EXPIRATION	LONG-TERM CAPITAL LOSS CARRYFORWARD WITH NO EXPIRATION
Large Cap Growth ETF	$19,826,301	$1,977,461
In determining its net capital gain, including in connection with determining the amount available to support a capital gain dividend, its taxable income and its earnings and profits, the Fund generally may elect to treat part or all of any post-October capital loss (defined as any net capital loss attributable to the portion, if any, of the taxable year after October 31 or, if there is no such loss, the net long-term capital loss or net short-term capital loss attributable to any such portion of the taxable year) or late-year ordinary loss (generally, the sum of its (i) net ordinary loss, if any, from the sale, exchange or other taxable disposition of property, attributable to the portion, if any, of the taxable year after October 31, and its (ii) other net ordinary loss, if any, attributable to the portion, if any, of the taxable year after December 31) as if incurred in the succeeding taxable year.
If the Fund acquires stock in certain foreign corporations that receive at least 75% of their annual gross income from passive sources (such as interest, dividends, rents, royalties or capital gain) or hold at least 50% of their total assets in investments producing such passive income (“passive foreign investment companies”), the Fund could be subject to federal income tax and additional interest charges on “excess distributions” received from such companies or gain from the sale of stock in such companies, even if all income or gain actually received by the Fund is timely distributed to its shareholders. The Fund would not be able to pass through to its shareholders any credit or deduction for such a tax. Certain elections may, if available, ameliorate these adverse tax consequences, but any such election may require the Fund to recognize taxable income or gain without the concurrent receipt of cash. The Fund may limit and/or manage its holdings in passive foreign investment companies to minimize its tax liability.
Foreign exchange gains and losses realized by the Fund in connection with certain transactions involving non-dollar debt securities, certain foreign currency futures contracts, foreign currency option contracts, foreign currency forward contracts, foreign currencies, or payables or receivables denominated in a foreign currency are subject to Code provisions which generally treat such gains and losses as ordinary income and losses and may affect the amount, timing and character of distributions to shareholders. Any such transactions that are not directly related to the Fund’s investment in securities (possibly including speculative currency positions or currency derivatives not used for hedging purposes) could, under future Treasury regulations, produce income not among the types of “qualifying income” from which the Fund must derive at least 90% of its annual gross income.
Investments in below investment grade instruments may present special tax issues for the Fund. U.S. federal income tax rules are not entirely clear about issues such as when the Fund may cease to accrue interest, original issue discount or market discount, when and to what extent deductions may be taken for bad debts or worthless instruments, how payments received on obligations in default should be allocated between principal and income and whether exchanges of debt obligations in a bankruptcy or workout context are taxable. These and other issues will be addressed by the Fund to the extent necessary in order to seek to ensure that it distributes sufficient income that it does not become subject to U.S. federal income or excise tax.
Pay-in-kind instruments (“PIKs”) are securities that pay interest in either cash or additional securities, at the issuer’s option, for a specified period. PIKs, like zero-coupon bonds, are designed to give an issuer flexibility in managing cash flow. PIK bonds can be either senior or subordinated debt and trade flat (i.e., without accrued interest). The price of PIK bonds is expected to reflect the market value of the underlying debt plus an amount representing accrued interest since the last payment. PIKs are usually less volatile than zero-coupon bonds, but more volatile than cash pay securities.
The Fund must accrue income on investments in certain PIKs, zero coupon securities or certain deferred interest securities (and, in general, any other securities with original issue discount or with market discount if the Fund elects to include market discount in current income) prior to the receipt of the corresponding cash. However, because the Fund must meet the 90% distribution requirement to qualify as a regulated investment company, the Fund may have to dispose of its portfolio investments under disadvantageous circumstances to generate cash, or may have to leverage itself by borrowing the cash, to satisfy the applicable distribution requirements.
The tax treatment of income, gains and losses attributable to foreign currencies (and derivatives on such currencies), and various other special tax rules applicable to certain financial transactions and instruments could affect the amount, timing and character of the Fund’s distributions. In some cases, these tax rules could also result in a retroactive change in the tax character of prior distributions and may also possibly cause all, or a portion, of prior distributions to be reclassified as returns of capital for tax purposes.
The federal income tax rules applicable to interest rate swaps, caps and floors are unclear in certain respects, and the Fund may be required to account for these transactions in a manner that, in certain circumstances, may limit the degree to which it may utilize these transactions.

SHAREHOLDER TAXATION
The following discussion of certain federal income tax issues of shareholders of the Fund is a general and abbreviated summary based on tax laws and regulations in effect on the date of this SAI. Tax law is subject to change by legislative, administrative or judicial action. The following discussion relates solely to U.S. federal income tax law as applicable to U.S. taxpayers (e.g., U.S. citizens or residents and U.S. domestic corporations, trusts or estates). The discussion does not address special tax rules applicable to certain classes of investors, such as qualified retirement accounts or trusts, tax-exempt entities, insurance companies, entities treated as partnerships for U.S. federal income tax purposes, banks and other financial institutions or to non-U.S. taxpayers. Dividends, capital gain distributions, and ownership of or gains realized on the sale of the shares of the Fund may also be subject to state and local taxes. This summary does not address any federal estate tax issues that may arise from ownership of Fund shares. Shareholders should consult their own tax advisers as to the federal, state and local tax consequences of ownership of shares of, and receipt of distributions from, the Fund in their particular circumstances.
In general, as described in the prospectus, distributions from the Fund are generally taxable to shareholders as ordinary income, qualified dividend income or long-term capital gains. Distributions of the Fund’s investment company taxable income (other than qualified dividend income) are taxable as ordinary income to shareholders to the extent of the Fund’s current or accumulated earnings and profits, whether paid in cash or reinvested in additional shares. Distributions from net short-term capital gains are taxable to a shareholder as ordinary income. Distributions of the Fund’s net capital gain properly designated by the Fund as “capital gain dividends” are taxable to a shareholder as long-term capital gain regardless of the shareholder’s holding period for his or her shares and regardless of whether paid in cash or reinvested in additional shares. To the extent that the Fund derives dividends from domestic corporations, a portion of the income distributions of the Fund may be eligible for the deduction for dividends received by corporations. Shareholders will be informed of the portion of dividends which so qualify. The dividends-received deduction is reduced to the extent the shares held by the Fund with respect to which the dividends are received are treated as debt-financed under federal income tax law and is eliminated if either those shares or the shares of the Fund are deemed to have been held by the Fund or the shareholders, as the case may be, for less than 46 days during the 90-day period beginning 45 days before the shares become ex-dividend. Properly reported distributions of qualified dividend income generally are taxable to individual shareholders at the same rates that apply to long-term capital gains, if certain holding period and other requirements are met. Dividend distributions will not be eligible for the reduced rates applicable to qualified dividend income unless, among other things, the shares held by the Fund with respect to which dividends are paid and the shares of the Fund are deemed to have been held by the Fund and the shareholders, respectively, for more than 60 days during the 121-day period beginning 60 days before the shares become ex-dividend. Distributions, if any, in excess of earnings and profits usually constitute a return of capital, which first reduces an investor’s tax basis in the Fund’s shares and thereafter (after such basis is reduced to zero) generally gives rise to capital gains. For a summary of the tax rates applicable to capital gains, including capital gain dividends, see the discussion below.
At the Trust’s option, the Trust may cause the Fund to retain some or all of its net capital gain for a tax year, but may designate the retained amount as a “deemed distribution.” In that case, among other consequences, the Fund pays tax on the retained amount for the benefit of its shareholders, the shareholders are required to report their share of the deemed distribution on their tax returns as if it had been distributed to them, and the shareholders may report a credit for the tax paid thereon by the Fund. The amount of the deemed distribution net of such tax is added to the shareholder’s cost basis for his or her shares. Since the Trust expects the Fund to pay tax on any retained net capital gain at its regular corporate capital gain tax rate, and since that rate is in excess of the maximum rate currently payable by individuals on long-term capital gain, the amount of tax that individual shareholders are treated as having paid will exceed the amount of tax that such shareholders would be required to pay on the retained net capital gain. A shareholder that is not subject to U.S. federal income tax or tax on long-term capital gain should be able to file a return on the appropriate form or a claim for refund that allows such shareholder to recover the taxes paid by the Fund on his or her behalf. In the event that the Trust chooses this option on behalf of the Fund, the Trust must provide written notice to the shareholders prior to the expiration of 60 days after the close of the relevant tax year.
Any dividend declared by the Fund in October, November, or December of any calendar year, payable to shareholders of record on a specified date in such a month and actually paid during January of the following year, is treated as if it had been received by the shareholders on December 31 of the year in which the dividend was declared.
An investor should consider the tax implications of buying shares just prior to a distribution. Even if the price of the shares includes the amount of the forthcoming distribution, the shareholder generally will be taxed upon receipt of the distribution and is not entitled to offset the distribution against the tax basis in his or her shares. In addition, an investor should be aware that, at the time he or she purchases shares of the Fund, a portion of the purchase price is often attributable to realized or unrealized appreciation in the Fund’s portfolio or undistributed taxable income of the Fund. Subsequent distributions from such appreciation or income may be taxable to such investor even if the net asset value of the investor’s shares is, as a result of the distributions, reduced below the investor’s cost for such shares, and the distributions in reality represent a return of a portion of the purchase price.
A shareholder generally recognizes taxable gain or loss on a sale of his or her shares. The amount of the gain or loss is measured by the difference between the shareholder’s adjusted tax basis in his or her shares and the amount of the proceeds received in exchange for such shares. Any gain or loss arising from (or, in the case of distributions in excess of earnings and profits, treated as arising from) the sale of shares generally is a capital gain or loss if such shares are held as capital assets. This capital gain or loss normally is treated as a long-term capital gain or loss if the shareholder has held his or her shares for more than one year at the time of such sale; otherwise, it is classified as short-term capital gain or loss. If, however, a shareholder receives a capital gain dividend with respect to any share of the Fund, and the share is sold before it has been held by the shareholder for at least six months, then any loss on the sale or exchange of the share, to the extent of the capital gain dividend, is treated as a long-term capital loss. In addition, all or a portion of any loss realized upon a taxable disposition of shares may be disallowed if other shares of the same Fund are purchased (including any purchase through a reinvestment of distributions from the Fund) within 30 days before or after the disposition. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss.
Certain distributions reported by the Fund as section 163(j) interest dividends may be treated as interest income by shareholders for purposes of the tax rules applicable to interest expense limitations under Section 163(j) of the Code. Such treatment by the shareholder is generally subject to holding period requirements and other potential limitations, although the holding period requirements are generally not applicable to dividends declared by money market funds and certain other funds that declare dividends daily and pay such dividends on a monthly or more frequent basis. The amount that the Fund is eligible to report as a Section 163(j) dividend for a tax year is generally limited to the excess of the Fund’s business interest income over the sum of the Fund’s (i) business interest expense and (ii) other deductions properly allocable to the Fund’s business interest income.
Individuals (and certain other non-corporate entities) are generally eligible for a 20% deduction with respect to taxable ordinary dividends from REITs (“Qualifying REIT Dividends”) and certain taxable income from publicly traded partnerships (“MLP Income”) through 2025. Treasury regulations allow a regulated investment company to pass through to its shareholders Qualifying REIT Dividends eligible for the 20% deduction. However, the regulations do not provide a mechanism for a regulated investment company to pass through to its shareholders MLP Income that would be eligible for such deduction. It is uncertain whether future legislation or other guidance will enable a regulated investment company to pass through the special character of MLP Income to the regulated investment company’s shareholders.
IRS Regulations require reporting to the IRS and furnishing to shareholders the cost basis information and holding period for Fund shares purchased on or after January 1, 2012, and sold on or after that date. Shareholders may elect from among several cost basis methods accepted by the IRS, including average cost. Fund shareholders should consult with their tax advisors to determine the best cost basis method for their tax situation and to obtain more information about how the cost basis reporting rules apply to them. Shareholders should contact their financial intermediaries with respect to reporting of cost basis and available elections for their accounts.
In general, non-corporate shareholders currently are subject to a maximum federal income tax rate of either 15% or 20% (depending on whether the shareholder’s income exceeds certain threshold amounts) on their net long-term capital gain (the excess of net long-term capital gain over net short-term capital loss) for a taxable year (including a long-term capital gain derived from an investment in the shares) and certain qualified dividend income, while other income may be taxed at rates as high as 37%, for taxable years beginning after 2017 and before 2026 (if not extended further by Congress). Shareholders must satisfy a holding period of more than 60 days with respect to a distribution that is otherwise eligible to be treated as a qualified dividend during the 121-day period that begins 60 days before the ex-dividend date. Corporate taxpayers currently are subject to federal income tax on net capital gain at the maximum rate also applied to ordinary income (21%). Tax rates imposed by states and local jurisdictions on capital gain and ordinary income may differ. Non-corporate shareholders with net capital losses for a year (i.e., capital losses in excess of capital gains) generally may deduct up to $3,000 of such losses against their ordinary income each year; any net capital losses of a non-corporate shareholder in excess of $3,000 generally may be carried forward and used in subsequent years as provided in the Code. Corporate shareholders generally may not deduct any net capital losses for a year, but may carry back such losses for three years or carry forward such losses for five years.
An additional 3.8% Medicare tax is imposed on certain net investment income (including ordinary dividends and capital gain distributions received from the Fund and net gains from sales or other taxable dispositions of Fund shares) of US individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds certain threshold amounts. The Fund sends to each of its shareholders, as promptly as possible after the end of each calendar year, a notice detailing, on a per share and per distribution basis, the amounts includible in such shareholder’s taxable income for such year as ordinary income and as long-term capital gain. In addition, the federal tax status of each year’s distributions generally is reported to the IRS. Distributions may also be subject to additional state, local, and foreign taxes depending on a shareholder’s particular situation.
As a result of U.S. federal income tax requirements, the Trust on behalf of the Fund, has the right to reject an order for a creation of shares if the creator (or group of creators) would, upon obtaining the shares so ordered, own 80% or more of the outstanding shares of the Fund and if, pursuant to Section 351 of the Code, the Fund would have a basis in the Deposit Securities different from the market value of such securities on the date of deposit. The Trust also has the right to require information necessary to determine beneficial share ownership for purposes of the 80% determination. See “Creation and Redemption of Shares” above.

Dividends paid by the Fund to a non-U.S. shareholder generally are subject to U.S. withholding tax at a rate of 30% (unless the tax is reduced or eliminated by an applicable treaty). Certain properly reported dividends paid by the Fund, however, generally are not subject to this tax, to the extent paid from net capital gains. In addition, a portion of the Fund’s distributions received by a non-U.S. investor may be exempt from U.S. withholding tax to the extent attributable to U.S. source interest income and short-term capital gains if such amounts are properly reported by the Fund. However, depending on the circumstances, the Fund may report all, some or none of the Fund’s potentially eligible dividends as eligible for the exemption, and a portion of the Fund's distributions (e.g. interest from non-U.S. sources or any foreign currency gains) would be ineligible for this potential exemption from withholding.
Withholding of U.S. tax (at a 30% rate) is required on payments of dividends made to certain non-U.S. entities that fail to comply (or be deemed compliant) with extensive reporting and withholding requirements designed to inform the U.S. Department of the Treasury of U.S.-owned foreign investment accounts. Shareholders may be requested to provide additional information to enable the applicable withholding agent to determine whether withholding is required.
Non-U.S. shareholders may also be subject to U.S. estate tax with respect to their shares of the Fund.
Shareholders may be subject to U.S. federal income tax withholding (currently, at a rate of 24%) (“backup withholding”) from all taxable distributions payable to (1) any shareholder who fails to furnish the Trust with its correct taxpayer identification number or a certificate that the shareholder is exempt from backup withholding, and (2) any shareholder with respect to whom the IRS notifies the Trust that the shareholder has failed to properly report certain interest and dividend income to the IRS and to respond to notices to that effect. An individual’s taxpayer identification number is his or her social security number. The 24% backup withholding tax is not an additional tax and may be credited against a taxpayer’s regular federal income tax liability.
Principal Underwriter
ALPS Distributors, Inc. serves as the principal underwriter to the Fund. ALPS is located at 1290 Broadway, Suite 1000, Denver, Colorado 80203.
Securities Depository for Shares of the Fund
Shares of the Fund are represented by securities registered in the name of DTC or its nominee and deposited with, or on behalf of, DTC.
DTC, a limited-purpose trust company, was created to hold securities of its participants and to facilitate the clearance and settlement of securities transactions among the DTC Participants in such securities through electronic book-entry changes in accounts of the DTC Participants, thereby eliminating the need for physical movement of securities’ certificates. DTC Participants include securities brokers and dealers, banks, trust companies, clearing corporations and certain other organizations, some of whom (and/or their representatives) own DTC. More specifically, DTC is owned by a number of its DTC Participants and by the NYSE and the FINRA. Access to the DTC system is also available to others such as banks, brokers, dealers and trust companies that clear through or maintain a custodial relationship with a DTC Participant, either directly or indirectly (“Indirect Participants”).
Beneficial ownership of shares is limited to DTC Participants, Indirect Participants and persons holding interests through DTC Participants and Indirect Participants. Ownership of beneficial interests in shares (owners of such beneficial interests are referred to herein as “Beneficial Owners”) is shown on, and the transfer of ownership is effected only through, records maintained by DTC (with respect to DTC Participants) and on the records of DTC Participants (with respect to Indirect Participants and Beneficial Owners that are not DTC Participants). Beneficial Owners will receive from or through the DTC Participant a written confirmation relating to their purchase of shares.
Conveyance of all notices, statements and other communications to Beneficial Owners is effected as follows. Pursuant to the Depositary Agreement between the Trust and DTC, DTC is required to make available to the Trust upon request and for a fee to be charged to the Trust a listing of the shares of the Fund held by each DTC Participant. The Trust shall inquire of each such DTC Participant as to the number of Beneficial Owners holding shares, directly or indirectly, through such DTC Participant. The Trust shall provide each such DTC Participant with copies of such notice, statement or other communication, in such form, number and at such place as such DTC Participant may reasonably request, in order that such notice, statement or communication may be transmitted by such DTC Participant, directly or indirectly, to such Beneficial Owners. In addition, the Trust shall pay to each such DTC Participant a fair and reasonable amount as reimbursement for the expenses attendant to such transmittal, all subject to applicable statutory and regulatory requirements.
Share distributions shall be made to DTC or its nominee as the registered holder of all shares of the Trust. DTC or its nominee, upon receipt of any such distributions, shall credit immediately DTC Participants’ accounts with payments in amounts proportionate to their respective beneficial interests in shares of the Fund as shown on the records of DTC or its nominee. Payments by DTC Participants to Indirect Participants and Beneficial Owners of shares held through such DTC Participants will be governed by standing instructions and customary practices, as is now the case with securities held for the accounts of customers in bearer form or registered in a “street name,” and will be the responsibility of such DTC Participants.

The Trust has no responsibility or liability for any aspect of the records relating to or notices to Beneficial Owners, or payments made on account of beneficial ownership interests in such shares, or for maintaining, supervising or reviewing any records relating to such beneficial ownership interests, or for any other aspect of the relationship between DTC and the DTC Participants or the relationship between such DTC Participants and the Indirect Participants and Beneficial Owners owning through such DTC Participants. DTC may decide to discontinue providing its service with respect to shares of the Trust at any time by giving reasonable notice to the Trust and discharging its responsibilities with respect thereto under applicable law. Under such circumstances, the Trust shall take action to find a replacement for DTC to perform its functions at a comparable cost.
Custodian and Transfer Agent
Portfolio securities of the Fund are held pursuant to a Custodian Agreement between the Trust and State Street Bank and Trust Company, One Congress Street, Suite 1, Boston, Massachusetts 02114. State Street Bank and Trust Company also serves as Transfer Agent for the Fund pursuant to a Transfer Agency and Service Agreement.
Independent Registered Public Accounting Firm
PricewaterhouseCoopers LLP (“PwC”) served as the Trust’s Independent Registered Public Accounting Firm for the fiscal year ended July 31, 2023. PwC is located at Two Commerce Square, 2001 Market Street, Suite 1800, Philadelphia, Pennsylvania 19103.
Other Information
The Hartford has granted the Trust the right to use the name “The Hartford” or “Hartford,” and has reserved the right to withdraw its consent to the use of such name by the Trust and the Fund at any time, or to grant the use of such name to any other company.
Code of Ethics
The Fund, HFMC and the Sub-Adviser have each adopted a code of ethics designed to protect the interests of the Fund’s shareholders. Under each code of ethics, investment personnel are permitted to trade securities for their own account, including securities that may be purchased or held by the Fund, subject to certain restrictions. Each code of ethics has been filed with the SEC and may be viewed by the public.
Financial Statements
The Fund's audited financial statements for the fiscal year ended July 31, 2023, together with the notes thereto, and reports of PricewaterhouseCoopers LLP, are incorporated by reference from the Fund's Annual Report for the fiscal year ended July 31, 2023 into this SAI (meaning such documents are legally a part of this SAI) and are on file with the SEC. The Annual Report for the Fund included in this SAI was filed with the SEC and is available on the SEC website at https://www.sec.gov/Archives/edgar/data/1501825/000119312523251999/d512059dncsr.htm.
The Fund's most recent Annual Report and Semi-Annual Report are available without charge by calling the Fund at 1-800-456-7526, by visiting the Fund's website at hartfordfunds.com or on the SEC’s website at www.sec.gov.
Proxy Voting Policies and Procedures
The Board of Trustees believes that the voting of proxies with respect to securities held by the Fund is an important element of the overall investment process. Pursuant to the Fund's Policy Related to Proxy Voting, as approved by the Fund's Board of Trustees, HFMC has delegated to the sub-adviser the authority to vote all proxies relating to the Fund’s portfolio securities, subject to oversight by HFMC. The Fund’s exercise of this delegated proxy voting authority is subject to oversight by HFMC. The Sub-Adviser has a duty to vote or not vote such proxies in the best interests of the sub-advised Fund and its shareholders, and to avoid the influence of conflicts of interest. If a security has not been restricted from securities lending and the security is on loan over a record date, the Fund's Sub-Adviser may not be able to vote any proxies for that security. In addition, if the Sub-Adviser requests that HFMC vote a proxy in the Fund because the Sub-Adviser believes it has a conflict of interest with respect to said proxy that cannot be sufficiently mitigated, HFMC may vote such securities. HFMC will vote in accordance with its determination as to what is in the Fund's best interest and may consider the Sub-Adviser's proxy voting policies and any recommendation provided by a proxy advisory firm, or HFMC may also elect to abstain from voting the proxy. The policies and procedures used by the Sub-Adviser to determine how to vote certain proxies relating to portfolio securities are set forth in Appendix A. However, more complete information should be obtained by reviewing the Fund's voting records. Information on how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available (1) without charge, upon request, by calling 1-800-456-7526 and (2) on the SEC’s website at www.sec.gov.

APPENDIX A: PROXY VOTING POLICIES AND PROCEDURES
Wellington Management Company LLP
Global Proxy Policy and Procedures
INTRODUCTION
Wellington Management Company LLP (“Wellington Management”) has adopted and implemented policies and procedures that it believes are reasonably designed to ensure that proxies are voted in the best interests of clients for whom it exercises proxy voting discretion.
The purpose of this document is to outline Wellington Management’s approach to executing proxy voting.
Wellington Management’s Proxy Voting Guidelines (the “Guidelines”), which are contained in a separate document, set forth broad guidelines and positions on common issues that Wellington Management uses for voting proxies. The Guidelines set out Wellington Management’s general expectations on how they vote rather than rigid rules that they apply without consideration of the particular facts and circumstances.
STATEMENT OF POLICY
Wellington Management:
1)
Votes client proxies for clients that have affirmatively delegated proxy voting authority, in writing, unless we have arranged in advance with a particular client to limit the circumstances in which the client would exercise voting authority or we determine that it is in the best interest of one or more clients to refrain from voting a given proxy;
2)
Seeks to vote proxies in the best financial interests of the clients for which we are voting.
3)
Identifies and resolves all material proxy-related conflicts of interest between the firm and our clients in the best interests of the client.
RESPONSIBILITY AND OVERSIGHT
The Proxy Voting Team monitors regulatory requirements with respect to proxy voting and works with the firm’s Legal and Compliance Group and the Investment Stewardship Committee to develop practices that implement those requirements. The Proxy Voting Team also acts as a resource for portfolio managers and investment research analysts on proxy matters as needed. Day-to-day administration of the proxy voting process is the responsibility of the Proxy Voting Team. The Investment Stewardship Committee, a senior, cross-functional group of experienced professionals, is responsible for oversight of the implementation of the Global Proxy Policy and Procedures, review and approval of the Guidelines, and identification and resolution of conflicts of interest. The Investment Stewardship Committee reviews the Guidelines as well as the Global Proxy Policy and Procedures annually.
PROCEDURES
Use of third-party voting agent
Wellington Management uses the services of a third-party voting agent for research and to manage the administrative aspects of proxy voting. We view third-party research as an input to our process. Wellington Management complements the research provided by its primary voting agent with research from other firms.
Our primary voting agent processes proxies for client accounts and maintains records of proxies voted. For certain routine issues, as detailed below, votes may be instructed according to standing instructions given to our primary voting agent, which are based on the Guidelines.
We manually review instances where our primary voting agent discloses a material conflict of interest of its own, potentially impacting its research outputs. We perform oversight of our primary voting agent, which involves regular service calls and an annual due diligence exercise, as well as regular touchpoints in the normal course of business.
Receipt of proxy
If a client requests that Wellington Management vote proxies on its behalf, the client must instruct its custodian bank to deliver all relevant voting materials to Wellington Management or its designated voting agent in a timely manner.

Reconciliation
Proxies for public equity securities received by electronic means are matched to the securities eligible to be voted, and a reminder is sent to custodians/trustees who have not forwarded the proxies due. This reconciliation is performed at the ballot level. Although proxies received for private equity securities, as well as those received in nonelectronic format for any securities, are voted as received, Wellington Management is not able to reconcile these ballots and does not notify custodians of nonreceipt; Wellington Management is only able to reconcile ballots where clients have consented to providing holdings information to its provider for this purpose.
Proxy voting process
Our approach to voting is investment-led and serves as an influential component of our engagement and escalation strategy. The Investment Stewardship Committee, a cross-functional group of experienced professionals, oversees Wellington Management’s activities with regard to proxy voting practices.
Routine issues that can be addressed by the proxy voting guidance below are voted by means of standing instructions communicated to our primary voting agent. Some votes warrant analysis of specific facts and circumstances and therefore are reviewed individually. We examine such vote sources, including internal research notes, third-party voting research, and company engagement. While manual votes are often resolved by investment research teams, each portfolio manager is empowered to make a final decision for their relevant client portfolio(s), absent a material conflict of interest. Proactive portfolio manager input is sought under certain circumstances, which may include consideration of position size and proposal subject matter and nature. Where portfolio manager input is proactively sought, deliberation across the firm may occur. This collaboration does not prioritize consensus across the firm above all other interests but rather seeks to inform portfolio managers’ decisions by allowing them to consider multiple perspectives. Portfolio managers may occasionally arrive at different voting conclusions for their clients, resulting in different decisions for the same vote. Voting procedures and the deliberation that occurs before a vote decision are aligned with our role as active owners and fiduciaries for our clients.
Material conflict of interest identification and resolution processes
Further detail on our management of conflicts of interest can be found in our Stewardship Conflicts of Interest Policy, available on our website.
OTHER CONSIDERATIONS
In certain instances, Wellington Management may be unable to vote or may determine not to vote a proxy on behalf of one or more clients. While not exhaustive, the following are potential instances in which a proxy vote might not be entered.
Securities lending
Clients may elect to participate in securities lending. Such lending may impact their ability to have their shares voted. Under certain circumstances, and where practical considerations allow, Wellington Management may determine that the anticipated value of voting could outweigh the benefit to the client resulting from use of securities for lending and recommend that a client attempt to have its custodian recall the security to permit voting of related proxies. We do not borrow shares for the sole purpose of exercising voting rights.
Share blocking and reregistration
Certain countries impose trading restrictions or requirements regarding reregistration of securities held in omnibus accounts in order for shareholders to vote a proxy. The potential impact of such requirements is evaluated when determining whether to vote such proxies.
Lack of adequate information, untimely receipt of proxy materials, or excessive costs
Wellington Management may abstain from voting a proxy when the proxy statement or other available information is inadequate to allow for an informed vote; the proxy materials are not delivered in a timely fashion; or, in Wellington Management’s judgment, the costs of voting exceed the expected benefits to clients (included but not limited to instances such as when powers of attorney or consularization or the disclosure of client confidential information are required).
ADDITIONAL INFORMATION
Wellington Management maintains records related to proxies pursuant to Rule 204-2 of the Investment Advisers Act of 1940 (the “Advisers Act”), the Employee Retirement Income Security Act of 1974, as amended (“ERISA”), and other applicable laws. In addition, Wellington Management discloses voting decisions through its website, including the rationale for votes against management.

Wellington Management provides clients with a copy of its Global Proxy Policy and Procedures, as well as the Voting Guidelines and the Stewardship Conflicts of Interest Policy upon written request. In addition, Wellington Management will provide specific client information relating to proxy voting to a client upon written request.
Effective Date: 15 September 2023
HFGOSAI-11282023

HARTFORD FUNDS EXCHANGE-TRADED TRUST
PART C
OTHER INFORMATION
Item 28. Exhibits
a.(i)
Certificate of Trust dated September 20, 2010 (incorporated by reference to Pre-Effective Amendment No. 1 to the Registrant’s Initial Registration Statement on Form N-1A, SEC file No. 333-215165, filed on March 10, 2017)
a.(ii)
Certificate of Amendment to the Certificate of Trust dated December 9, 2015 (incorporated by reference to Pre-Effective Amendment No. 1 to the Registrant’s Initial Registration Statement on Form N-1A, SEC file No. 333-215165, filed on March 10, 2017)
a.(iii)
Amended and Restated Agreement and Declaration of Trust dated December 8, 2016 (incorporated by reference to Pre-Effective Amendment No. 1 to the Registrant’s Initial Registration Statement on Form N-1A, SEC file No. 333-215165, filed on March 10, 2017)
b.
By-Laws of Hartford Funds Exchange-Traded Trust dated December 8, 2016 (incorporated by reference to Pre-Effective Amendment No. 1 to the Registrant’s Initial Registration Statement on Form N-1A, SEC file No. 333-215165, filed on March 10, 2017)
c.
Not Applicable
d.(i)
Investment Management Agreement with Hartford Funds Management Company, LLC dated March 8, 2017 (incorporated by reference to Pre-Effective Amendment No. 1 to the Registrant’s Initial Registration Statement on Form N-1A, SEC file No. 333-215165, filed on March 10, 2017)
d.(i).a
Amended and Restated Schedules A and B to the Investment Management Agreement (incorporated by reference to Post-Effective Amendment No. 24 to the Registrant’s Registration Statement on Form N-1A, SEC file No. 333-215165, filed on February 19, 2020)
d.(i).b
Form of Amendment Number 1 to the Investment Management Agreement (incorporated by reference to Post-Effective Amendment No. 32 to the Registrant’s Registration Statement on Form N-1A, SEC file No. 333-215165, filed on August 4, 2021)
d.(i).c
Form of Amendment Number 2 to the Investment Management Agreement (incorporated by reference to Post-Effective Amendment No. 33 to the Registrant’s Registration Statement on Form N-1A, SEC file No. 333-215165, filed on September 8, 2021)
d.(i).d
Form of Amendment Number 3 to the Investment Management Agreement (incorporated by reference to Post-Effective Amendment No. 34 to the Registrant’s Registration Statement on Form N-1A, SEC file No. 333-215165, filed on September 15, 2021)
d.(i).e
Form of Amendment Number 4 to the Investment Management Agreement (incorporated by reference to Post-Effective Amendment No. 37 to the Registrant’s Registration Statement on Form N-1A, SEC file No. 333-215165, filed on November 3, 2021)
d.(i).f
Amendment Number 5 to the Investment Management Agreement (incorporated by reference to the Registrant’s Registration Statement on Form N-14 (File No. 333-273214) filed on July 12, 2023)
d.(i).g
Form of Amendment Number 6 to the Investment Management Agreement (incorporated by reference to the Registrant’s Registration Statement on Form N-14 (File No. 333-273214) filed on July 12, 2023)
d.(ii)
Form of Sub-Advisory Agreement with Wellington Management Company LLP dated March 8, 2017 (incorporated by reference to Pre-Effective Amendment No. 1 to the Registrant’s Registration Statement on Form N-1A, SEC file No. 333-215165, filed on March 10, 2017)
d.(ii).a
Amendment Number 6 to the Sub-Advisory Agreement with Wellington Management Company LLP dated March 8, 2017 (incorporated by reference to Post-Effective Amendment No. 38 to the Registrant’s Registration Statement on Form N-1A, SEC file No. 333-215165, filed on November 24, 2021)

d.(ii).b
Form of Amendment Number 8 to the Sub-Advisory Agreement with Wellington Management Company LLP dated March 8, 2017 (incorporated by reference to Registration Statement on Form N-14 (File No. 333-273214) filed on July 12, 2023)
d.(iii)
Sub-Advisory Agreement with Schroder Investment Management North America Inc. dated September 8, 2017 (incorporated by reference to Post-Effective Amendment No. 8 to the Registrant’s Registration Statement on Form N-1A, SEC file No. 333-215165, filed on September 11, 2017)
d.(iii).a
Amendment Number 2 to the Sub-Advisory Agreement with Schroder Investment Management North America Inc. dated September 8, 2017 (incorporated by reference to Post-Effective Amendment No. 38 to the Registrant’s Registration Statement on Form N-1A, SEC file No. 333-215165, filed on November 24, 2021)
d.(iv)
Sub-SubAdvisory Agreement between Schroder Investment Management North America Inc. and Schroder Investment Management North America Limited dated October 19, 2016 (incorporated by reference to The Hartford Mutual Funds II, Inc.’s Post-Effective Amendment No. 144 to its Registration Statement on Form N-1A, SEC file No. 002-11387, filed on February 28, 2018)
e.
Form of Distribution Agreement with ALPS Distributors, Inc. (incorporated by reference to Post-Effective Amendment No. 17 to the Registrant’s Registration Statement on Form N-1A, SEC file No. 333-215165, filed on May 18, 2018)
e.(i)
Amendment No 1 to Distribution Agreement dated May 30, 2018 (incorporated by reference to Post-Effective Amendment No. 19 to the Registrant’s Registration Statement on Form N-1A, SEC file No. 333-215165, filed on November 28, 2018)
e.(ii)
Amendment No 2 to Distribution Agreement dated September 21, 2018 (incorporated by reference to Post-Effective Amendment No. 19 to the Registrant’s Registration Statement on Form N-1A, SEC file No. 333-215165, filed on November 28, 2018)
e.(iii)
Amendment No 3 to Distribution Agreement dated February 19, 2020 (incorporated by reference to Post-Effective Amendment No. 24 to the Registrant’s Registration Statement on Form N-1A, SEC file No. 333-215165, filed on February 19, 2020)
e.(iv)
Amendment No 4 to the Distribution Agreement dated August 11, 2021 (incorporated by reference to Post- Effective Amendment No. 32 to the Registrant’s Registration Statement on Form N-1A, SEC file No. 333-215165, filed on August 4, 2021)
e.(v)
Amendment No 5 to the Distribution Agreement dated September 15, 2021 (incorporated by reference to Post-Effective Amendment No. 33 to the Registrant’s Registration Statement on Form N-1A, SEC file No. 333-215165, filed on September 8, 2021)
e.(vi)
Amendment No 6 to the Distribution Agreement dated November 2, 2021 (incorporated by reference to Post-Effective Amendment No. 37 to the Registrant’s Registration Statement on Form N-1A, SEC file No. 333-215165, filed on November 3, 2021)
e.(vii)
Form of Amendment No 9 to the Distribution Agreement (incorporated by reference to Registrant’s Registration Statement on Form N-14 (SEC File No. 333-273214) filed on July 12, 2023)
f.
Not Applicable
g.
Custodian Agreement with State Street Bank and Trust Company dated December 31, 2014 (incorporated by reference to The Hartford Mutual Funds, Inc.’s Post-Effective Amendment No. 137 to its Registration Statement on Form N-1A, SEC file No. 333-02381, filed on February 27, 2015)
g.(i)
Amendment Number 1 to the Custodian Agreement dated September 27, 2017 (incorporated by reference to Post-Effective Amendment No. 14 to the Registrant’s Registration Statement on Form N-1A, SEC file No. 333-215165, filed on November 28, 2017)
g.(ii)
Amendment Number 2 to the Custodian Agreement dated September 27, 2017 (incorporated by reference to Post-Effective Amendment No. 19 to the Registrant’s Registration Statement on Form N-1A, SEC file No. 333-215165, filed on November 28, 2018)

h.(i)
Master Transfer Agency and Service Agreement with State Street Bank and Trust Company dated February 13, 2018 (incorporated by reference to Post-Effective Amendment No. 17 to the Registrant’s Registration Statement on Form N-1A, SEC file No. 333-215165, filed on May 18, 2018)
h.(ii)
Form of Participant Agreement (incorporated by reference to Post-Effective Amendment No. 17 to the Registrant’s Registration Statement on Form N-1A, SEC file No. 333-215165, filed on May 18, 2018)
h.(iii)
Form of Investing Fund Agreement (incorporated by reference to Pre-Effective Amendment No. 1 to the Registrant’s Initial Registration Statement on Form N-1A, SEC file No. 333-215165, filed on March 10, 2017)
h.(v)
Amended and Restated Global Securities Lending Agency Agreement with Citibank, N.A. dated October 1, 2019 (incorporated by reference to Hartford HLS Series Fund II, Inc.’s Post-Effective Amendment No. 81 to its Registration Statement on Form N-1A, SEC file No. 033-03920, filed on April 15, 2020)
h.(v).a
Third Amendment to the Amended and Restated Global Securities Lending Agency Agreement with Citibank, N.A. dated October 1, 2019 (incorporated by reference to Post-Effective Amendment No. 26 to the Registrant’s Registration Statement on Form N-1A, SEC file No. 333-215165, filed on November 25, 2020)
h.(v).b
Fifth Amendment to the Global Securities Lending Agency Agreement dated June 4, 2021 (incorporated by reference to The Hartford Mutual Funds, Inc.’s Post-Effective Amendment No. 174 to its Registration Statement on Form N-1A, SEC file No. 333-02381, filed on February 28, 2022)
h.(v).c
Sixth Amendment to the Global Securities Lending Agency Agreement dated September 22, 2021 (incorporated by reference to The Hartford Mutual Funds, Inc.’s Post-Effective Amendment No. 174 to its Registration Statement on Form N-1A, SEC file No. 333-02381, filed on February 28, 2022)
h.(v).d
Seventh Amendment to the Global Securities Lending Agency Agreement dated November 18, 2021 (incorporated by reference to The Hartford Mutual Funds, Inc.’s Post-Effective Amendment No. 174 to its Registration Statement on Form N-1A, SEC file No. 333-02381, filed on February 28, 2022)
h.(v).e
Tenth Amendment to the Global Securities Lending Agency Agreement dated September 20, 2023 (incorporated by reference to The Hartford Mutual Funds II, Inc.’s Post-Effective Amendment No. 177 to its Registration Statement on Form N-1A, SEC file No. 002-11387, filed on September 20, 2023)
h.(vi)
Fund Accounting Agreement dated November 10, 2017 (incorporated by reference to Post-Effective Amendment No. 14 to the Registrant’s Registration Statement on Form N-1A, SEC file No. 333-215165, filed on November 28, 2017)
h.(vi).a
Amendment Number 1 to the Fund Accounting Agreement dated November 10, 2017 (incorporated by reference to Post-Effective Amendment No. 26 to the Registrant’s Registration Statement on Form N-1A, SEC file No. 333-215165, filed on November 25, 2020)
h.(vi).b
Amendment Number 2 to the Fund Accounting Agreement dated November 10, 2017 (incorporated by reference to Post-Effective Amendment No. 26 to the Registrant’s Registration Statement on Form N-1A, SEC file No. 333-215165, filed on November 25, 2020)
h.(vi).c
Form of Amendment 4 to the Fund Accounting Agreement (incorporated by reference to Post- Effective Amendment No. 32 to the Registrant’s Registration Statement on Form N-1A, SEC file No. 333-215165, filed on August 4, 2021)
h.(vi).d
Form of Amendment 5 to the Fund Accounting Agreement (incorporated by reference to Post-Effective Amendment No. 33 to the Registrant’s Registration Statement on Form N-1A, SEC file No. 333-215165, filed on September 8, 2021)

h.(vi).e
Form of Amendment 6 to the Fund Accounting Agreement (incorporated by reference to Post-Effective Amendment No. 34 to the Registrant’s Registration Statement on Form N-1A, SEC file No. 333-215165, filed on September 15, 2021)
h.(vi).f
Form of Amendment 7 to the Fund Accounting Agreement (incorporated by reference to Post-Effective Amendment No. 37 to the Registrant’s Registration Statement on Form N-1A, SEC file No. 333-215165, filed on November 3, 2021)
i.
Opinion and Consent of Counsel (filed herewith)
j.
Consent of Independent Registered Public Accounting Firm (filed herewith)
k.
Not Applicable
l.
Not Applicable
m.
Amended and Restated Rule 12b-1 Distribution and Service Plan (incorporated by reference to Post-Effective Amendment No. 8 to the Registrant’s Registration Statement on Form N-1A, SEC file No. 333-215165, filed on September 11, 2017)
n.
Not Applicable
o.
Not Applicable
p.(i)
Code of Ethics of Hartford Funds Management Company, LLC, Lattice Strategies LLC, Hartford Funds Distributors, LLC and The Hartford-Sponsored Funds dated May 1, 2023 (incorporated by reference to Lattice Strategies Trust’s Post-Effective Amendment No. 26 to its Registration Statement on Form N-1A, SEC file No. 333-199089, filed on September 15, 2023)
p.(ii)
Code of Ethics of Wellington Management Company LLP dated November 1, 2022 (incorporated by reference to Hartford Series Fund, Inc.’s Post-Effective Amendment No. 135 to its Registration Statement on Form N-1A, SEC file No. 333-45431, filed on April 13, 2023)
p.(iii)
Code of Ethics of ALPS Distributors, Inc., dated September 1, 2021 (incorporated by reference to Lattice Strategies Trust’s Post-Effective Amendment No. 24 to its Registration Statement on Form N-1A, SEC file No. 333-199089, filed on November 9, 2022)
p.(iv)
Code of Ethics of Schroder Investment Management North America Inc. dated September 2021 (incorporated by reference to The Hartford Mutual Funds II, Inc.’s Post-Effective Amendment No. 177 to its Registration Statement on Form N-1A, SEC file No. 002-11387, filed on September 20, 2023)
p.(v)
Code of Ethics of Schroder Investment Management North America Limited dated April 2020 (incorporated by reference to The Hartford Mutual Funds II, Inc.’s Post-Effective Amendment No. 177 to its Registration Statement on Form N-1A, SEC file No. 002-11387, filed on September 20, 2023)
q.
Power of Attorney dated September 15, 2023 (incorporated by reference to Post-Effective Amendment No. 44 to the Registrant’s Registration Statement on Form N-1A, SEC file No. 333-215165, filed on September 18, 2023)
Item 29. Persons Controlled by or Under Common Control with Registrant
The Fund does not control and is not under common control with any other persons. To the extent The Hartford Financial Services Group, Inc. (“The Hartford”) and/or one of its subsidiaries owns 25% or more of the outstanding shares of the Fund, the Fund may be deemed to be under common control with other funds controlled by The Hartford. The Hartford is organized under the laws of the State of Delaware.
Item 30. Indemnification
Reference is made to the subsections of Article IX of the Amended and Restated Agreement and Declaration of Trust (“Declaration”) for the Registrant (also, the “Trust”). All section references below are to those contained in the Declaration.
Indemnification and Advancement of Expenses. Subject to the exceptions and limitations contained in this Section 9.5, every person who is, or has been, a Trustee, officer, or employee of the Trust, including persons who serve at the request of the Trust as directors, trustees, officers, employees or agents of another organization in which the Trust has an interest as a shareholder, creditor or otherwise (hereinafter referred to as a “Covered Person”), shall be indemnified by the Trust or the applicable Series to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been such a Trustee, director, officer, employee or agent and against amounts paid or incurred by him in settlement thereof. No indemnification shall be provided hereunder to a Covered Person to the extent such indemnification is prohibited by applicable federal law. The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not affect any other rights to which any Covered Person may now or hereafter be entitled, shall continue as to a person who has ceased to be such a Covered Person and shall inure to the benefit of the heirs, executors and administrators of such a person. Subject to applicable federal law, expenses of preparation and presentation of a defense to any claim, action, suit or proceeding subject to a claim for indemnification under this Section 9.5 shall be advanced by the Trust or the applicable Series prior to final disposition thereof upon receipt of an undertaking by or on behalf of the recipient to repay such amount if it is ultimately determined that he is not entitled to indemnification under this Section 9.5. To the extent that any determination is required to be made as to whether a Covered Person engaged in conduct for which indemnification is not provided as described herein, or as to whether there is reason to believe that a Covered Person ultimately will be found entitled to indemnification, the Person or Persons making the determination shall afford the Covered Person a rebuttable presumption that the Covered Person has not engaged in such conduct and that there is reason to believe that the Covered Person ultimately will be found entitled to indemnification. As used in this Section 9.5, the words “claim,” “action,” “suit” or “proceeding” shall apply to all claims, demands, actions, suits, investigations, regulatory inquiries, proceedings or any other occurrence of a similar nature, whether actual or threatened and whether civil, criminal, administrative or other, including appeals, and the words “liability” and “expenses” shall include without limitation, attorneys’ fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.
Further Indemnification. Nothing contained herein shall affect any rights to indemnification to which any Covered Person or other Person may be entitled by contract or otherwise under law or prevent the Trust from entering into any contract to provide indemnification to any Covered Person or other Person. Without limiting the foregoing, the Trust may, in connection with the acquisition of assets subject to liabilities pursuant to Section 4.2 hereof or a merger or consolidation pursuant to Section 10.2 hereof, assume the obligation to indemnify any Person including a Covered Person or otherwise contract to provide such indemnification, and such indemnification shall not be subject to the terms of this Article IX.
Amendments and Modifications. Without limiting the provisions of Section 11.1(b) hereof, in no event will any amendment, modification or change to the provisions of this Declaration or the By-Laws adversely affect in any manner the rights of any Covered Person to (a) indemnification under Section 9.5 hereof in connection with any proceeding in which such Covered Person becomes involved as a party or otherwise by virtue of being or having been a Trustee, officer or employee of the Trust or (b) any insurance payments under policies maintained by the Trust, in either case with respect to any act or omission of such Covered Person that occurred or is alleged to have occurred prior to the time such amendment, modification or change to this Declaration or the By-Laws.
The Registrant’s various agreements with its service providers provide for indemnification.
Item 31. Business and Other Connections of Investment Adviser
Hartford Funds Management Company, LLC (“HFMC”) serves as the investment manager to each series of the Registrant. The executive officers of HFMC are listed in the investment adviser registration on Form ADV for HFMC (File No. 801-77209) and are hereby incorporated herein by reference thereto. The business and other connections of a substantial nature of each executive officer are given below.

Name	Position with HFMC(1)	Position with Lattice(2)	Other Business
James E. Davey	Senior Managing Director, Chairman of the Board, President and Manager	President, Chairman of the Board, and Manager
Executive Vice President of The Hartford Financial Services Group, Inc.(3)
(“The Hartford”); Chairman of the Board, Manager and Senior Managing
Director of Hartford Funds Distributors, LLC(4) (“HFD”); President, Senior
Managing Director, Director and Chairman of the Board of Hartford
Administrative Services Company(5) (“HASCO”); and President,
Director/Chairman and Senior Managing Director of the Hartford Funds
Management Group, Inc.(6) (“HFMG”)

Gregory A. Frost	Managing Director, Chief Financial Officer and Manager	Chief Financial Officer, Assistant Treasurer, and Manager
Director, Managing Director and Chief Financial Officer of HASCO;
Manager, Chief Financial Officer, Managing Director and Financial and
Operations Principal (FINOP) of HFD; and Managing Director and Chief
Financial Officer of HFMG

Walter F. Garger	Secretary, Managing Director and General Counsel	General Counsel and Secretary	Secretary, Managing Director and General Counsel of HFD, HASCO and HFMG
Theodore Lucas	None	Executive Vice President	Executive Vice President of HFMG
Joseph G. Melcher	Executive Vice President and Chief Compliance Officer	Executive Vice President and Chief Compliance Officer	Executive Vice President and AML Officer of HFD; Executive Vice President, AML Compliance Officer, and Chief Compliance Officer of HASCO; and Executive Vice President of HFMG
Vernon J. Meyer	Chief Investment Officer and Managing Director	Executive Vice President	Managing Director of HFMG
Jon Callahan	Vice President	None	None
Jeffrey T. Coghan	Vice President	None	Senior Vice President of HFD and HFMG
Andrew DiValerio	Vice President and Controller	None	Controller and Vice President of HFD and HASCO; and Vice President of HFMG
Amy N. Furlong	Vice President and Assistant Treasurer	None	Vice President of HFMG
Allison Z. Mortensen	Vice President	None	Vice President of HFMG
Christopher Morvant	Vice President	None	None
Alice A. Pellegrino	None	Vice President and Assistant Secretary	Vice President of HFMG

Name	Position with HFMC(1)	Position with Lattice(2)	Other Business
Lianna Peto	Vice President	None	None
Thomas R. Phillips	Vice President	None	Senior Vice President and Assistant Secretary of HFMG
Ankit Puri	Assistant Treasurer and Vice President	None	None
Ian Seaver	Vice President	None	None
Robert Ward	Vice President and Chief Cybersecurity and Business Continuity Officer	None	None
Kevin F. Barnett	Assistant Secretary	Assistant Secretary	Assistant Secretary of HASCO, HFD, and HFMG; and Assistant Corporate Secretary of The Hartford
Christopher Doyle	Assistant Secretary	Assistant Secretary	Assistant Secretary of HASCO, HFD, HFMG, and Hartford Investment Management Company(7) (“HIMCO”)
Timothy A. Gallagher	Assistant Secretary and Assistant Vice President	Assistant Vice President and Assistant Treasurer	Assistant Vice President and Assistant Treasurer of HASCO, HFD and HFMG; and Assistant Vice President and Assistant Treasurer of The Hartford
Charlene Harnish	Assistant Secretary	Assistant Secretary	Assistant Secretary of HASCO, HFD, HFMG, and HIMCO
Kathleen E. Jorens	Treasurer and Senior Vice President	Treasurer and Senior Vice President	Treasurer and Senior Vice President of HASCO and HFD; Treasurer and Senior Vice President of HFMG; and Treasurer and Senior Vice President of HIMCO and The Hartford
Elizabeth L. Kemp	Assistant Secretary	Assistant Secretary	Assistant Treasurer of HASCO; and Assistant Secretary of HFD, HFMG, and HIMCO
Keith R. Percy	Vice President	Vice President	Vice President of HASCO, HFD, HFMG, and HIMCO; and Head of Corporate Tax and Senior Vice President of The Hartford
(1)
The principal business address for HFMC is 690 Lee Road, Wayne, Pennsylvania 19087.
(2)
Lattice Strategies LLC (“Lattice”) is a wholly owned subsidiary of HFMC. The principal business address for Lattice is 690 Lee Road, Wayne, Pennsylvania 19087.
(3)
The principal business address for The Hartford is One Hartford Plaza, Hartford, Connecticut 06155.
(4)
The principal business address for HFD is 690 Lee Road, Wayne, Pennsylvania 19087.
(5)
The principal business address for HASCO is 690 Lee Road, Wayne, Pennsylvania 19087.
(6)
The principal business address for HFMG is 690 Lee Road, Wayne, Pennsylvania 19087.
(7)
The principal business address for HIMCO is One Hartford Plaza, Hartford, Connecticut 06155.
Wellington Management Company LLP (“Wellington Management”) serves as sub-adviser to certain series of the Registrant. The executive officers of Wellington Management are listed in the investment adviser registration on Form ADV for Wellington Management (File No. 801-15908) and are hereby incorporated herein by reference thereto. The officers of Wellington Management have been engaged during the past two fiscal years in no business, vocation, or employment of a substantial nature other than as directors, officers, or employees of Wellington Management or certain of its corporate affiliates.

Schroder Investment Management North America Inc. (“SIMNA”) and Schroder Investment Management North America Limited (“SIMNA Ltd.”) each serve as sub-adviser and sub-sub-adviser, respectively, to certain series of the Registrant. The executive officers of SIMNA and SIMNA Ltd. are listed in the respective investment advisers’ registration on Forms ADV (File No. 801-15834 and File No. 801-37163, respectively) and are hereby incorporated herein by reference thereto. The directors and officers of SIMNA and SIMNA Ltd. have been engaged during the past two fiscal years in no business, vocation, or employment of a substantial nature other than as directors, officers, or employees of SIMNA, SIMNA Ltd., or certain of their corporate affiliates.
Item 32. Principal Underwriters
(a)
ALPS Distributors, Inc. acts as the distributor for the Registrant and the following investment companies: 1290 Funds, 1WS Credit Income Fund, abrdn ETFs, Accordant ODCE Index Fund, Alpha Alternative Assets Fund, ALPS Series Trust, Alternative Credit Income Fund, Apollo Diversified Credit Fund, Apollo Diversified Real Estate Fund, AQR Funds Axonic Alternative Income Fund, Axonic Funds, Barings Private Equity Opportunities and Commitments Fund, BBH Trust, Bluerock High Income Institutional Credit Fund, Bluerock Total Income+ Real Estate Fund, Brandes Investment Trust, Bridge Builder Trust, Cambria ETF Trust, Centre Funds, CION Ares Diversified Credit Fund, Columbia ETF Trust, Columbia ETF Trust I, Columbia ETF Trust II, CRM Mutual Fund Trust, DBX ETF Trust, Emerge ETF Trust, ETF Series Solutions (Vident Series), Financial Investors Trust, Firsthand Funds, Flat Rock Core Income Fund, Flat Rock Opportunity Fund, FS Credit Income Fund, FS Energy Total Return Fund, FS Multi-Alternative Income Fund, FS Series Trust, FS MVP Private Markets Fund, Goehring & Rozencwajg Investment Funds, Goldman Sachs ETF Trust, Goldman Sachs ETF Trust II, Graniteshares ETF Trust, Hartford Funds Exchange-Traded Trust, Hartford Funds NextShares Trust, Heartland Group, Inc., IndexIQ Active ETF Trust, IndexIQ ETF Trust, Investment Managers Series Trust II (AXS-Advised Funds), Janus Detroit Street Trust, Lattice Strategies Trust, Litman Gregory Funds Trust, Manager Directed Portfolios (Spyglass Growth Fund), Meridian Fund, Inc., Natixis ETF Trust, Natixis ETF Trust II, Opportunistic Credit Interval Fund, PRIMECAP Odyssey Funds, Principal Exchange-Traded Funds, RiverNorth Funds, RiverNorth Opportunities Fund, Inc., RiverNorth/DoubleLine Strategic Opportunity Fund, Inc., RiverNorth Opportunistic Municipal Income Fund, Inc., RiverNorth Managed Duration Municipal Income Fund, Inc., RiverNorth Flexible Municipal Income Fund, Inc., RiverNorth Capital and Income Fund, Inc., RiverNorth Flexible Municipal Income Fund II, Inc., SPDR Dow Jones Industrial Average ETF Trust, SPDR S&P 500 ETF Trust, SPDR S&P MidCap 400 ETF Trust, Sprott Funds Trust, Stone Ridge Longevity Risk Premium Fixed Income Trust, Stone Ridge Trust Stone Ridge Trust II, Stone Ridge Trust IV, Stone Ridge Trust V, Stone Ridge Trust VIII, The Arbitrage Funds Thrivent ETF Trust, USCF ETF Trust, Valkyrie ETF Trust II, Wasatch Funds, WesMark Funds, Wilmington Funds, X-Square Balanced Fund, X-Square Series Trust.
(b)
To the best of Registrant’s knowledge, the directors and principal officers of ALPS and their position with the Registrant are as follows:
Name and Principal Business Address*	Positions and Offices with Underwriter	Position and Offices with Registrant
Stephen J. Kyllo	President, Chief Operating Officer, Director, Chief Compliance Officer	None
Brian Schell**	Vice President & Treasurer	None
Eric Parsons	Vice President, Controller and Assistant Treasurer	None
Jason White***	Secretary	None
Richard C. Noyes	Senior Vice President, General Counsel, Assistant Secretary	None
Eric Theroff^	Assistant Secretary	None
Liza Orr	Vice President, Senior Counsel	None
Jed Stahl	Vice President, Senior Counsel	None
Terence Digan	Vice President	None
James Stegall	Vice President	None
Gary Ross	Senior Vice President	None

Name and Principal Business Address*	Positions and Offices with Underwriter	Position and Offices with Registrant
Hilary Quinn	Vice President	None
*
Except as otherwise noted, the principal business address for each of the above directors and executive officers is 1290 Broadway, Suite 1000, Denver, Colorado 80203.
**
The principal business address for Mr. Schell is 100 South Wacker Drive, 19th Floor, Chicago, Illinois 60606.
***
The principal business address for Mr. White is 4 Times Square, New York, New York 10036.
^
The principal business address for Mr. Theroff is 1055 Broadway Boulevard, Kansas City, Missouri 64105.
(c)
Not Applicable.
Item 33. Location of Accounts and Records
Books or other documents required to be maintained by the Registrant by Section 31(a) of the Investment Company Act of 1940, as amended and the rules promulgated thereunder are maintained by the Registrant’s custodian, administrator, and transfer agent, State Street Bank and Trust Company, One Congress Street, Suite 1, Boston, Massachusetts 02114, and the Registrant’s investment manager, Hartford Funds Management Company, LLC, 690 Lee Road, Wayne, Pennsylvania 19087. The Registrant’s corporate records are maintained at Hartford Funds Management Company, LLC, 690 Lee Road, Wayne, Pennsylvania 19087, and its financial ledgers are maintained at State Street Bank and Trust Company, One Congress Street, Suite 1, Boston, Massachusetts 02114.
Item 34. Management Services
Not Applicable
Item 35. Undertakings
Not Applicable

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment to the Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the city of Wayne, and Commonwealth of Pennsylvania, on the 28th day of November 2023.
HARTFORD FUNDS EXCHANGE-TRADED TRUST
By:	/s/ James E. Davey*
James E. Davey President
Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.
Signature	Title	Date
/s/ James E. Davey* James E. Davey	Trustee, President and Chief Executive Officer	November 28, 2023
/s/ Ankit Puri* Ankit Puri	Treasurer (Principal Financial Officer and Principal Accounting Officer)	November 28, 2023
/s/ Christine R. Detrick* Christine R. Detrick	Chair of the Board and Trustee	November 28, 2023
/s/ Hilary E. Ackermann* Hilary E. Ackermann	Trustee	November 28, 2023
/s/ Robin C. Beery* Robin C. Beery	Trustee	November 28, 2023
/s/ Derrick D. Cephas* Derrick D. Cephas	Trustee	November 28, 2023
/s/ John J. Gauthier* John J. Gauthier	Trustee	November 28, 2023
/s/ Andrew A. Johnson, Jr.* Andrew A. Johnson, Jr.	Trustee	November 28, 2023
/s/ Paul L. Rosenberg* Paul L. Rosenberg	Trustee	November 28, 2023
/s/ David Sung* David Sung	Trustee	November 28, 2023
*By:/s/ Thomas R. Phillips Thomas R. Phillips, Attorney-in-fact * Pursuant to Power of Attorney (previously filed)		November 28, 2023

EXHIBIT INDEX
Exhibit No.	Description
i.	Opinion and Consent of Counsel
j.	Consent of Independent Registered Public Accounting Firm